--                                         --------                         ----
--------------------------------------------------------------------------------
                                                       Semi-Annual Report
THE HIRTLE CALLAGHAN TRUST

                               December 31, 1998

We are pleased to present the December 31, 1998 semi-annual report for The Hirtle Callaghan Trust.

The Hirtle Callaghan Trust ("the Trust"), a diversified open-end management investment company, was organized by Hirtle, Callaghan & Co., Inc. to enhance Hirtle Callaghan's ability to acquire the services of independent, specialist money management organizations for the clients Hirtle Callaghan serves. The Trust currently consists of seven separate investment portfolios. Day-to-day portfolio management services are provided to each of the Trust's Portfolios by one or more independent money management organizations, selected by, and under the general supervision of, the Trust's Board of Trustees.

Shares of the Trust are available exclusively to investors who are clients of Hirtle Callaghan or clients of financial intermediaries, such as investment advisers, acting in a fiduciary capacity with investment discretion, that have established relationships with Hirtle Callaghan.

The Trust currently consists of seven separate Portfolios, as listed below:



                    ------------------------------------------------------------
--
  The Portfolios

 The Value Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of large companies with relatively low price-earnings ratios and high dividend yields.

 The Growth Equity Portfolio, seeks capital appreciation by investing in a diversified portfolio of equity securities of large and mid-capitalization companies with superior prospects for earnings growth.

 The Small Capitalization Equity Portfolio, seeks capital appreciation by investing in a diversified portfolio of equity securities of small-capitalization companies.

 The International Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of companies based in developed countries other than the United States of America.

 The Limited Duration Municipal Bond Portfolio, seeks current income exempt from Federal income tax by investing in a diversified portfolio of relatively short duration municipal notes.

 The Fixed Income Portfolio, seeks current income by investing in a diversified portfolio of debt securities, including U.S. and non-U.S. government securities, corporate debt securities, and asset-backed issues.

 The Intermediate Term Municipal Bond Portfolio, seeks current income exempt from Federal income tax by investing in a securities issued by municipalities and related entities.
--------------------------------------------------------------------------------

THE HIRTLE CALLAGHAN TRUST
Value Equity Portfolio
Portfolio of Investments -- December 31, 1998 (Unaudited)

                                  Security                             Value
 Shares                          Description                          (Note 2)
 ------                          -----------                          --------
           Common Stocks -- 95.91%
           Hotchkis & Wiley -- 37.86%
           Aerospace/Defense -- 1.56%
    13,000 Lockheed Martin Corp..................................   $  1,101,750
    21,800 Northrop Grumman Corp.................................      1,594,125
                                                                    ------------
                                                                       2,695,875
                                                                    ------------
           Auto Parts -- 0.81%
    26,300 Dana Corp.............................................      1,075,013
     5,900 TRW, Inc..............................................        331,506
                                                                    ------------
                                                                       1,406,519
                                                                    ------------
           Automobile Production -- 2.45%
    36,500 Ford Motor Co.........................................      2,142,093
    29,400 General Motors Corp...................................      2,103,938
                                                                    ------------
                                                                       4,246,031
                                                                    ------------
           Banking -- 2.85%
    24,390 Banc One Corp.........................................      1,245,413
    18,790 First Union Corp......................................      1,142,667
    27,400 Keycorp...............................................        876,800
    19,800 Washington Federal, Inc...............................        528,413
    29,736 Washington Mutual, Inc................................      1,135,544
                                                                    ------------
                                                                       4,928,837
                                                                    ------------
           Chemicals -- 1.00%
    13,500 Dow Chemical Co.......................................      1,227,657
    10,000 Eastman Chemical Co...................................        447,500
     2,950 Millenium Chemicals...................................         58,631
                                                                    ------------
                                                                       1,733,788
                                                                    ------------
           Environmental Services -- 0.30%
    18,106 Browning-Ferris Industries, Inc.......................        514,889
                                                                    ------------
           Financial Services -- 1.65%
     9,146 Associates First Capital Corp.........................        387,562
    22,100 Fannie Mae............................................      1,635,399
     4,000 Harleysville Group, Inc...............................        103,250
    18,532 Household International, Inc..........................        734,331
                                                                    ------------
                                                                       2,860,542
                                                                    ------------
           Furniture & Appliances -- 0.86%
    27,000 Whirlpool Corp........................................      1,495,125
                                                                    ------------
           Holding Companies --
            Diversified -- 0.32%
    17,500 Fortune Brands, Inc...................................        553,438
                                                                    ------------
           Household Products -- 0.15%
    16,200 Tupperware Corp.......................................        266,288
                                                                    ------------
           Insurance -- 2.99%
    11,600 American General Corp.................................        904,800
    12,100 Lincoln National Corp.................................        989,931
    11,400 Ohio Casualty Corp....................................        468,825
    23,200 SAFECO Corp...........................................        996,149
    20,000 St. Paul Co...........................................        695,000
    39,600 TIG Holdings, Inc.....................................        616,275

                                  Security                             Value
 Shares                          Description                          (Note 2)
 ------                          -----------                          --------
           Insurance (continued)
     4,400 Transamerica Corp.....................................   $    508,200
                                                                    ------------
                                                                       5,179,180
                                                                    ------------
           Machinery & Engineering -- 0.58%
    73,000 New Holland NV........................................        999,188
                                                                    ------------
           Manufacturing -- 0.37%
    21,300 Harsco Corp...........................................        648,319
                                                                    ------------
           Metals -- 1.77%
    11,500 Phelps Dodge Corp.....................................        585,063
    23,600 Reynolds Metals Co....................................      1,243,424
    11,700 USEC, Inc.............................................        162,338
    46,800 USX-U.S. Steel Group, Inc.............................      1,076,400
                                                                    ------------
                                                                       3,067,225
                                                                    ------------
           Oil & Gas -- 3.22%
     9,900 Atlantic Richfield Co.................................        645,975
     5,000 Equitable Resources, Inc..............................        145,625
    65,900 Occidental Petroleum Corp.............................      1,112,063
    33,500 Phillips Petroleum Co.................................      1,427,937
    39,300 Tenneco, Inc..........................................      1,338,655
     1,500 Texaco, Inc...........................................         79,313
    26,800 USX-Marathon Group....................................        807,350
                                                                    ------------
                                                                       5,556,918
                                                                    ------------
           Paper Products -- 2.45%
     8,800 Georgia-Pacific Group.................................        515,350
    27,100 Georgia-Pacific Timber Co.............................        645,319
    18,000 International Paper Co................................        806,625
    13,000 Union Camp Corp.......................................        877,500
    27,500 Weyerhaeuser Co.......................................      1,397,344
                                                                    ------------
                                                                       4,242,138
                                                                    ------------
           Pharmaceuticals -- 0.26%
     8,000 Pharmacia & Upjohn, Inc...............................        453,000
                                                                    ------------
           Photography -- 0.66%
    15,900 Eastman Kodak Co......................................      1,144,800
                                                                    ------------
           Pollution Control -- 0.51%
    18,767 Waste Management, Inc.................................        875,011
                                                                    ------------
           Railroads -- 0.29%
    12,000 CSX Corp..............................................        498,000
                                                                    ------------
           Raw Materials -- 0.97%
    14,800 Aluminum Co. of America...............................      1,103,525
    23,600 Ultramar Diamond Shamrock Corp........................        572,300
                                                                    ------------
                                                                       1,675,825
                                                                    ------------
           Retail -- 1.32%
    12,500 Intimate Brands, Inc..................................        373,438
    10,800 May Department Stores, Inc............................        652,050
    14,300 Penney (J.C.) Co......................................        670,312
    14,000 Sears Roebuck & Co....................................        595,000
                                                                    ------------
                                                                       2,290,800
                                                                    ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Value Equity Portfolio
Portfolio of Investments (continued) -- December 31, 1998 (Unaudited)

                                  Security                             Value
 Shares                          Description                          (Note 2)
 ------                          -----------                          --------
           Common Stocks (continued)
           Hotchkis & Wiley (continued)
           Technology -- 0.22%
     7,700 Rockwell International Corp...........................   $    373,931
                                                                    ------------
           Telecommunications -- 2.87%
    19,000 Alltel Corp...........................................      1,136,438
    22,900 AT&T Corp.............................................      1,723,225
    13,362 Bell Atlantic Corp....................................        708,186
     5,900 GTE Corp..............................................        383,500
    19,016 SBC Communications, Inc...............................      1,019,733
                                                                    ------------
                                                                       4,971,082
                                                                    ------------
           Textiles -- 0.29%
    25,000 Russell Corp..........................................        507,813
                                                                    ------------
           Tobacco -- 1.67%
    54,000 Philip Morris Companies, Inc..........................      2,889,000
                                                                    ------------
           Transportation -- 0.77%
    22,600 Norfolk Southern Corp.................................        716,138
    23,500 Ryder Systems, Inc....................................        611,000
                                                                    ------------
                                                                       1,327,138
                                                                    ------------
           Utilities -- 4.70%
    24,500 Central & South West Corp.............................        672,219
    17,300 CMS Energy Corp.......................................        837,969
    40,000 Edison International..................................      1,114,999
    29,400 Entergy Corp..........................................        915,075
    44,500 Illinova Corp.........................................      1,112,500
    11,100 MCN Corp..............................................        211,594
    24,700 PECO Energy Corp......................................      1,028,138
     2,000 Piedmont Natural Gas Co...............................         72,250
    24,929 PP&L Resources, Inc...................................        694,896
    34,600 SCANA Corp............................................      1,115,849
     7,330 Texas Utilities Co....................................        342,219
                                                                    ------------
                                                                       8,117,708
                                                                    ------------
           Total -- Hotchkis & Wiley (cost $56,548,473)..........     65,518,408
                                                                    ------------
           Institutional Capital
            Corp. -- 58.05%
           Airlines & Services -- 0.98%
    28,550 AMR Corp.*............................................      1,695,156
                                                                    ------------
           Automobile Production -- 1.73%
    41,900 General Motors Corp...................................      2,998,469
                                                                    ------------
           Banking -- 2.41%
    69,250 BankAmerica Corp......................................      4,163,656
                                                                    ------------
           Chemicals -- 5.47%
    64,700 Akzo Nobel NV - ADR...................................      2,887,238
    85,600 Hoechst AG - ADR......................................      3,509,600
    41,398 IMC Global, Inc.......................................        884,882
    46,300 Monsanto Co...........................................      2,199,250
                                                                    ------------
                                                                       9,480,970
                                                                    ------------

                                  Security                             Value
 Shares                          Description                          (Note 2)
 ------                          -----------                          --------
           Computer Software &
            Services -- 1.53%
    14,300 Computer Associates International, Inc................   $    609,538
    64,200 First Data Corp.......................................      2,034,337
                                                                    ------------
                                                                       2,643,875
                                                                    ------------
           Computer Systems -- 1.83%
    12,650 International Business Machines Corp..................      2,337,087
    27,500 Newbridge Networks Corp.*.............................        835,313
                                                                    ------------
                                                                       3,172,400
                                                                    ------------
           Construction Materials &
            Supplies -- 0.12%
     7,500 Masco Corp............................................        215,625
                                                                    ------------
           Electronic Components & Instruments -- 1.87%
    47,700 Philips Electronics NV................................      3,228,694
                                                                    ------------
           Entertainment -- 3.06%
   165,900 News Corp. Ltd. - ADR.................................      4,095,656
    32,600 Royal Caribbean Cruises Ltd...........................      1,206,200
                                                                    ------------
                                                                       5,301,856
                                                                    ------------
           Environmental Services -- 2.66%
    37,700 United States Filter Corp.*...........................        862,388
    80,200 Waste Management, Inc.................................      3,739,325
                                                                    ------------
                                                                       4,601,713
                                                                    ------------
           Financial Services -- 3.12%
    54,100 Citigroup Inc.........................................      2,677,950
    68,500 Household International, Inc..........................      2,714,313
                                                                    ------------
                                                                       5,392,263
                                                                    ------------
           Funeral Services -- 0.62%
    28,100 Service Corp. International...........................      1,069,556
                                                                    ------------
           Health Care -- 1.33%
    48,900 Humana, Inc.*.........................................        871,031
    54,700 Tenet Healthcare Corp.*...............................      1,435,875
                                                                    ------------
                                                                       2,306,906
                                                                    ------------
           Hotels & Lodging -- 0.08%
     9,865 Crestline Capital Corp.*..............................        144,276
                                                                    ------------
           Insurance -- 3.58%
    59,300 Allstate Corp.........................................      2,290,463
    28,750 Cigna Corp............................................      2,222,734
    30,600 Hartford Financial Services Group, Inc................      1,679,175
                                                                    ------------
                                                                       6,192,372
                                                                    ------------
           Medical Equipment &
            Supplies -- 1.39%
    37,300 Baxter International, Inc.............................      2,398,856
                                                                    ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Value Equity Portfolio
Portfolio of Investments (continued) -- December 31, 1998 (Unaudited)

                                  Security                             Value
 Shares                          Description                          (Note 2)
 ------                          -----------                          --------
           Common Stocks (continued)
           Institutional Capital
            Corp. (continued)
           Oil & Gas -- 2.31%
    34,740 Elf Aquitane Group - ADR..............................   $  1,967,153
    43,900 Schlumberger Ltd......................................      2,024,887
                                                                    ------------
                                                                       3,992,040
                                                                    ------------
           Paper Products -- 1.39%
    34,200 Fort James Corp.......................................      1,368,000
    37,200 UPM-Kymmene Oyj - ADR*................................      1,038,996
                                                                    ------------
                                                                       2,406,996
                                                                    ------------
           Pharmaceuticals -- 3.37%
    57,800 American Home Products Corp...........................      3,254,863
    19,300 Bristol-Myers Squibb Co...............................      2,582,581
                                                                    ------------
                                                                       5,837,444
                                                                    ------------
           Publishing & Printing -- 1.97%
    42,250 Dun & Bradstreet Corp.................................      1,333,516
    27,850 Gannett Co., Inc......................................      1,796,325
    18,770 R. H. Donnelley Corp..................................        273,338
                                                                    ------------
                                                                       3,403,179
                                                                    ------------
           REITS -- 0.79%
    98,650 Host Marriott Corp.*..................................      1,362,603
                                                                    ------------
           Retail -- 4.06%
    24,700 Circuit City Stores - Circuit City Group..............      1,233,456
    55,500 Dayton Hudson Corp....................................      3,010,875
    63,850 Federated Department Stores, Inc.*....................      2,781,466
                                                                    ------------
                                                                       7,025,797
                                                                    ------------
           Telecommunications -- 7.65%
    64,902 Bell Atlantic Corp....................................      3,439,806
    51,900 Northern Telecom Ltd..................................      2,601,488
    55,200 SBC Communications, Inc...............................      2,960,100
    19,600 Tele-Communications TCI Ventures Group*...............        461,825
    68,600 Tele-Communications, Inc.*............................      3,794,437
                                                                    ------------
                                                                      13,257,656
                                                                    ------------
           Tobacco -- 2.10%
    68,000 Philip Morris Companies, Inc..........................      3,638,000
                                                                    ------------

                                  Security                            Value
 Shares                         Description                          (Note 2)
 ------                         -----------                          --------
           Toys -- 0.58%
    27,650 Hasbro, Inc..........................................   $    998,856
                                                                   ------------
           Transportation -- 1.28%
    65,700 Burlington Northern Santa Fe Corp....................      2,217,375
                                                                   ------------
           Wine & Spirits -- 0.77%
    35,100 Seagram Co. Ltd......................................      1,333,800
                                                                   ------------
           Total -- Institutional Capital Corp.
            (cost $92,267,140)..................................    100,480,389
                                                                   ------------
           Total -- Common Stocks (cost $148,815,613)...........    165,998,797
                                                                   ------------
           Short-Term Investments -- 3.95%
           Hotchkis & Wiley -- 0.16%
           Cash & Equivalents -- 0.16%
   278,205 Bankers Trust Cash Sweep.............................        278,205
                                                                   ------------
           Institutional Capital Corp. -- 3.79%
           Cash & Equivalents -- 0.32%
   559,447 Bankers Trust Cash Sweep.............................        559,447
                                                                   ------------
           Food Diversified -- 3.47%
 6,000,000 Sara Lee Corp., Commercial Paper, 5.10%, 01/04/99....      5,997,449
                                                                   ------------
                                                                      6,556,896
                                                                   ------------
           Total -- Short-Term Investments (cost $6,835,101)....      6,835,101
                                                                   ------------
           Total Investments (cost $155,650,714) (a) -- 99.86%..    172,833,898
           Other Assets in Excess of
            Liabilities -- 0.14%................................        239,548
                                                                   ------------
           Total Net Assets -- 100.00%..........................   $173,073,446
                                                                   ============

--------
 *   Non-income producing securities.
ADR--American Depositary Receipt
(a) Represents cost for federal income tax purposes and differs from value of net unrealized appreciation of securities as follows:

   Unrealized appreciation......................................... $25,293,330
   Unrealized depreciation.........................................  (8,110,146)
                                                                    -----------
   Net unrealized appreciation..................................... $17,183,184
                                                                    ===========

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Growth Equity Portfolio
Portfolio of Investments -- December 31, 1998 (Unaudited)

                                  Security                             Value
  Shares                         Description                          (Note 2)
  ------                         -----------                          --------
           Common Stocks -- 97.89%
           Jennison Associates LLP -- 66.45%
           Aerospace/Defense -- 0.81%
    17,000 Raytheon Co. - Class A................................   $    883,856
    18,600 Raytheon Co. - Class B................................        990,450
                                                                    ------------
                                                                       1,874,306
                                                                    ------------
           Banking -- 4.39%
    74,700 Chase Manhattan Corp..................................      5,084,268
    82,850 Citigroup, Inc........................................      4,101,075
    59,100 Hibernia Corp. - Class A..............................      1,026,863
                                                                    ------------
                                                                      10,212,206
                                                                    ------------
           Computer Hardware -- 1.12%
    35,600 Dell Computer Corp.*..................................      2,605,475
                                                                    ------------
           Computer Software -- 9.20%
    39,200 Autodesk, Inc.........................................      1,673,350
    64,000 Cadence Design Systems, Inc.*.........................      1,904,000
    21,600 Compuware Corp.*......................................      1,687,500
    80,200 HBO and Co............................................      2,300,738
    27,800 Intuit, Inc.*.........................................      2,015,500
    33,600 Microsoft Corp.*......................................      4,659,899
    95,200 Oracle Corp.*.........................................      4,105,499
    92,500 Platinum Technology, Inc.*............................      1,769,063
    49,400 Rational Software Corp.*..............................      1,309,100
                                                                    ------------
                                                                      21,424,649
                                                                    ------------
           Computer Systems/
            Peripherals -- 4.23%
    58,000 Compaq Computer Corp..................................      2,432,375
    35,000 Hewlett Packard Co....................................      2,390,938
    15,400 International Business Machines Corp..................      2,845,150
    33,950 Symbol Technologies, Inc..............................      2,170,678
                                                                    ------------
                                                                       9,839,141
                                                                    ------------
           Electronic Equipment -- 1.42%
    32,300 General Electric Co...................................      3,296,619
                                                                    ------------
           Financial Services -- 4.54%
    64,200 Associates First Capital..............................      2,720,475
   109,887 MBNA Corp.............................................      2,740,307
    47,750 Morgan Stanley/Dean Witter Discover...................      3,390,250
    30,450 Schwab - Charles Corp.................................      1,710,909
                                                                    ------------
                                                                      10,561,941
                                                                    ------------
           Household Products & Personal
            Care -- 0.89%
    46,900 Avon Products, Inc....................................      2,075,325
                                                                    ------------
           Insurance -- 2.66%
    62,700 Ace Limited...........................................      2,159,231
    23,900 American International Group, Inc.....................      2,309,337
    29,500 Unum Corp.............................................      1,722,063
                                                                    ------------
                                                                       6,190,631
                                                                    ------------

                                  Security                             Value
  Shares                         Description                          (Note 2)
  ------                         -----------                          --------
           Lodging -- 0.66%
    47,500 Promus Hotel Corp.*...................................   $  1,537,813
                                                                    ------------
           Media -- 3.18%
    92,200 CBS Corp..............................................      3,019,550
    52,700 Clear Channel Communications, Inc.*...................      2,872,150
    54,800 Infinity Broadcasting Corp.*..........................      1,500,150
                                                                    ------------
                                                                       7,391,850
                                                                    ------------
           Networking -- 3.18%
    33,900 3 Com Corp.*..........................................      1,519,144
    24,200 Ascend Communications, Inc.*..........................      1,591,150
    46,075 Cisco Systems, Inc.*..................................      4,276,336
                                                                    ------------
                                                                       7,386,630
                                                                    ------------
           Pharmaceuticals -- 8.11%
    49,200 American Home Products Corp...........................      2,770,575
    22,600 Eli Lilly & Co........................................      2,008,575
    19,500 Merck & Co., Inc......................................      2,879,906
    22,500 Pfizer, Inc...........................................      2,822,344
    26,100 Pharmacia & Upjohn, Inc...............................      1,477,913
    73,400 Schering-Plough Corp..................................      4,055,349
    38,300 Warner Lambert Co.....................................      2,879,681
                                                                    ------------
                                                                      18,894,343
                                                                    ------------
           Photography/Imaging
            Technology -- 0.76%
    14,900 Xerox Corp............................................      1,758,200
                                                                    ------------
           Publishing -- 0.96%
    38,600 Omnicom Group, Inc....................................      2,238,800
                                                                    ------------
           Restaurants -- 1.22%
    37,000 McDonald's Corp.......................................      2,835,125
                                                                    ------------
           Retail -- 7.25%
    52,300 Dollar General Corp...................................      1,235,588
    50,600 Gap, Inc..............................................      2,846,250
    73,200 Home Depot, Inc.......................................      4,478,925
    52,300 Kohl's Corp.*.........................................      3,213,181
    34,000 Rite Aid Corp.........................................      1,685,125
    54,000 Staples, Inc.*........................................      2,359,125
    12,800 Wal-Mart Stores, Inc..................................      1,042,400
                                                                    ------------
                                                                      16,860,594
                                                                    ------------
           Savings & Loans -- 0.69%
    42,050 Washington Mutual, Inc................................      1,605,784
                                                                    ------------
           Semiconductors -- 4.45%
    42,800 Applied Materials, Inc.*..............................      1,827,025
    30,500 Intel Corp............................................      3,616,157
    44,400 KLA Tencor Corp.*.....................................      1,925,850
    34,900 Texas Instruments, Inc................................      2,986,131
                                                                    ------------
                                                                      10,355,163
                                                                    ------------
           Telecommunications -- 6.73%
    34,300 Airtouch Communications*..............................      2,473,888
    97,800 MCI WorldCom, Inc.*...................................      7,017,150

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Growth Equity Portfolio
Portfolio of Investments (continued) -- December 31, 1998 (Unaudited)

                                  Security                             Value
  Shares                         Description                          (Note 2)
  ------                         -----------                          --------
           Common Stocks (continued)
           Jennison Associates LLP (continued)
           Telecommunications (continued)
    19,600 Nokia Corp. - ADR.....................................   $  2,360,575
    47,100 Qwest Communications International*...................      2,355,000
    21,200 Tellabs, Inc.*........................................      1,453,525
                                                                    ------------
                                                                      15,660,138
                                                                    ------------
           Total -- Jennison Associates LLP
            (cost $106,835,136)..................................    154,604,733
                                                                    ------------
           Goldman Sachs Asset
            Management -- 31.44%
           Airlines -- 0.05%
     2,100 AMR Corp.*............................................        124,688
                                                                    ------------
           Apparel -- 0.03%
     2,100 Westpoint Stevens, Inc.*..............................         66,281
                                                                    ------------
           Automotive -- 0.17%
     6,600 Ford Motor Co.........................................        387,338
                                                                    ------------
           Banking -- 0.12%
     4,510 BankAmerica Corp......................................        271,164
                                                                    ------------
           Chemicals -- 0.44%
     6,200 Dow Chemical Co.......................................        563,813
     1,200 PPG Industries, Inc...................................         69,900
    17,000 Solutia, Inc..........................................        380,375
                                                                    ------------
                                                                       1,014,088
                                                                    ------------
           Clothing -- 0.44%
     4,200 Ann Taylor Stores Corp................................        165,638
     2,000 Ross Stores, Inc......................................         78,750
    27,000 TJX Companies, Inc....................................        783,000
                                                                    ------------
                                                                       1,027,388
                                                                    ------------
           Computer Hardware -- 3.40%
    20,800 Cisco Systems, Inc....................................      1,930,499
    12,100 Compaq Computer Corp..................................        507,444
    15,800 Dell Computer Corp....................................      1,156,363
     9,200 EMC Corp..............................................        782,000
    13,200 Ingram Micro, Inc.*...................................        460,350
     3,500 International Business Machines Corp..................        646,625
    13,400 Sun Microsystems, Inc.*...............................      1,147,375
     6,900 Tech Data Corp.*......................................        277,725
     4,300 Unisys Corp...........................................        148,081
     7,400 Xerox Corp............................................        873,200
                                                                    ------------
                                                                       7,929,662
                                                                    ------------
           Computer Services -- 0.91%
     9,000 American Online, Inc..................................      1,440,000
     1,000 Automatic Data Processing.............................         80,188
     3,600 Computer Sciences Corp................................        231,975
     1,500 Yahoo! Inc............................................        355,406
                                                                    ------------
                                                                       2,107,569
                                                                    ------------

                                 Security                              Value
 Shares                        Description                            (Note 2)
 ------                        -----------                            --------
        Computer Software -- 1.79%
  4,400 BMC Software, Inc........................................   $    196,075
  4,600 Compuware Corp.*.........................................        359,375
  2,300 Learning Company, Inc.*..................................         59,656
 25,600 Microsoft Corp.*.........................................      3,550,399
                                                                    ------------
                                                                       4,165,505
                                                                    ------------
        Department Stores -- 0.34%
 14,500 Dayton-Hudson Corp.......................................        786,625
                                                                    ------------
        Drugs -- 4.88%
 10,400 American Home Products Corp..............................        585,650
 14,200 Bergen Brunswig Corp.....................................        495,225
 10,900 Bristol-Myers Squibb Co..................................      1,458,556
  6,600 Cardinal Health, Inc.....................................        500,775
  6,600 Eli Lilly & Co...........................................        586,575
 15,500 Merck & Co., Inc.........................................      2,289,155
 17,000 Pfizer, Inc..............................................      2,132,438
 29,400 Schering-Plough Corp.....................................      1,624,350
 22,500 Warner Lambert Co........................................      1,691,719
                                                                    ------------
                                                                      11,364,443
                                                                    ------------
        Electric Utility -- 0.06%
  2,300 Energy East Corp.........................................        129,950
                                                                    ------------
        Electronic Equipment -- 1.03%
 14,200 General Motors Corp. - Class H...........................        563,563
  1,200 Johnson Controls, Inc....................................         70,800
 16,000 Lucent Technologies Corp.................................      1,760,000
                                                                    ------------
                                                                       2,394,363
                                                                    ------------
        Financial Services -- 2.35%
  4,500 American Express Co......................................        460,125
  4,800 C.I.T. Group, Inc........................................        152,700
 37,500 General Electric Co......................................      3,827,343
 13,950 Providian Financial Corp.................................      1,046,250
                                                                    ------------
                                                                       5,486,418
                                                                    ------------
        Food & Beverages -- 1.40%
  3,100 Anheuser Busch Cos., Inc.................................        203,438
  4,800 Brown-Forman Corp. - Class B.............................        363,300
 25,500 Coca Cola Co.............................................      1,705,312
  2,500 IBP, Inc.................................................         72,813
 22,300 Pepsico, Inc.............................................        912,906
                                                                    ------------
                                                                       3,257,769
                                                                    ------------
        Grocery -- 0.84%
  1,600 Albertson's, Inc.........................................        101,900
  6,900 Kroger Co.*..............................................        417,450
 23,700 Safeway, Inc.*...........................................      1,444,219
                                                                    ------------
                                                                       1,963,569
                                                                    ------------
        Health Care -- 0.47%
  4,400 Allergan, Inc............................................        284,900
  5,700 Amgen, Inc...............................................        596,006

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Growth Equity Portfolio
Portfolio of Investments (continued) -- December 31, 1998 (Unaudited)

                                  Security                             Value
  Shares                         Description                          (Note 2)
  ------                         -----------                          --------
           Common Stocks (continued)
           Goldman Sachs Asset
            Management (continued)
           Health Care -- (continued)
     2,500 Biogen, Inc...........................................   $    207,500
                                                                    ------------
                                                                       1,088,406
                                                                    ------------
           Heavy Machinery -- 0.08%
     4,100 Caterpillar, Inc......................................        188,600
                                                                    ------------
           Household Products -- 1.22%
     2,100 Clorox Co.............................................        245,306
     2,300 Fortune Brands, Inc...................................         72,738
     7,400 Premark International, Inc............................        256,225
    19,200 Procter & Gamble Co...................................      1,753,199
     6,200 Unilever, Non-Voting NY Shares........................        514,213
                                                                    ------------
                                                                       2,841,681
                                                                    ------------
           Industrial Parts -- 0.39%
     8,600 Danaher Corp..........................................        467,088
     4,000 United Technologies Corp..............................        435,000
                                                                    ------------
                                                                         902,088
                                                                    ------------
           Industrial Services -- 0.45%
    22,700 Hertz Corp............................................      1,035,688
                                                                    ------------
           Information Services -- 0.23%
     7,600 Ceridian Corp.*.......................................        530,575
                                                                    ------------
           Media -- 0.48%
     3,600 Belo - A.H. Corp......................................         71,775
     7,100 Gannett Co., Inc......................................        457,950
     1,200 Time Warner, Inc......................................         74,475
     6,800 Viacom Inc., Class B..................................        503,200
                                                                    ------------
                                                                       1,107,400
                                                                    ------------
           Medical Products -- 0.98%
    20,900 Johnson & Johnson.....................................      1,752,988
     7,100 Tyco International Ltd................................        535,606
                                                                    ------------
                                                                       2,288,594
                                                                    ------------
           Medical Providers -- 0.61%
    10,100 Columbia/HCA Healthcare Corp..........................        249,975
    11,913 Healthsouth Corp.*....................................        183,907
    12,800 Tenet Healthcare Corp.*...............................        336,000
     1,300 Universal Health Services*............................         67,438
     6,600 Wellpoint Health Networks.............................        574,199
                                                                    ------------
                                                                       1,411,519
                                                                    ------------
           Mining -- 0.09%
     4,200 Barrick Gold Corp.....................................         81,900
    16,600 Bethlehem Steel Corp.*................................        139,025
                                                                    ------------
                                                                         220,925
                                                                    ------------
           Oil & Gas -- 0.22%
     1,600 Chevron Corp..........................................        132,700
     5,200 Exxon Corp............................................        380,250
                                                                    ------------
                                                                         512,950
                                                                    ------------

                                  Security                            Value
  Shares                        Description                          (Note 2)
  ------                        -----------                          --------
           Photography -- 0.82%
    26,500 Eastman Kodak Co.....................................   $  1,908,000
                                                                   ------------
           Property Insurance -- 0.41%
     4,900 American International Group.........................        473,463
    15,400 Travelers Property Casualty..........................        477,400
                                                                   ------------
                                                                        950,863
                                                                   ------------
           Publishing -- 0.14%
     8,100 American Greetings Corp. -
            Class A.............................................        332,606
                                                                   ------------
           Restaurants -- 0.03%
       900 McDonald's Corp......................................         68,963
                                                                   ------------
           Retail -- Specialty -- 1.73%
     9,200 Best Buy*............................................        564,650
     8,700 Family Dollar Stores, Inc............................        191,400
    19,300 Home Depot, Inc......................................      1,180,919
     8,800 Lowe's Cos., Inc.....................................        450,450
    20,000 Wal-Mart Stores, Inc.................................      1,628,749
                                                                   ------------
                                                                      4,016,168
                                                                   ------------
           Securities -- Assets -- 0.94%
    14,800 Equitable Companies, Inc.............................        856,550
     4,300 Lehman Brothers Holdings, Inc........................        189,469
     2,500 Merrill Lynch & Co...................................        166,875
    13,600 Morgan Stanley/Dean Witter Discover..................        965,600
                                                                   ------------
                                                                      2,178,494
                                                                   ------------
           Semiconductors -- 1.41%
    27,700 Intel Corp...........................................      3,284,181
                                                                   ------------
           Telecommunications -- 1.55%
    10,600 AT&T Corp............................................        797,650
     3,200 BCE, Inc.............................................        121,400
     1,800 BellSouth Corp.......................................         89,775
    28,500 General Instrument Corp..............................        967,218
    17,400 MCI WorldCom, Inc....................................      1,248,449
     6,100 Northern Telecom, Ltd................................        305,763
     1,500 SBC Communications, Inc..............................         80,438
                                                                   ------------
                                                                      3,610,693
                                                                   ------------
           Thrifts -- 0.16%
    14,500 Dime Bancorp, Inc....................................        383,344
                                                                   ------------
           Tobacco -- 0.75%
    25,300 Philip Morris, Inc...................................      1,353,550
    11,000 Universal Corp.......................................        386,375
                                                                   ------------
                                                                      1,739,925
                                                                   ------------
           Toys -- 0.03%
     3,000 Mattel, Inc..........................................         68,438
                                                                   ------------
           Total -- Goldman Sachs Asset Management (cost
            $52,405,479)........................................     73,146,921
                                                                   ------------
           Total -- Common Stocks
            (cost $159,240,615).................................    227,751,654
                                                                   ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Growth Equity Portfolio
Portfolio of Investments (continued) -- December 31, 1998 (Unaudited)

                                   Security                             Value
  Shares                         Description                          (Note 2)
  ------                         -----------                          --------
           Short-Term Investments -- 2.08%
           Jennison Associates LLP -- 0.01%
    12,985 Bankers Trust Cash Sweep...............................   $    12,985
                                                                     -----------
           Goldman Sachs Asset
            Management -- 0.00%
       858 Bankers Trust Cash Sweep...............................           858
                                                                     -----------
           Total -- Money Market Mutual Funds (cost $13,844)......        13,844
                                                                     -----------
           Goldman Sachs Asset
            Management -- 0.02%
    45,000 U.S. Treasury Bills, 0.00%, 2/4/99.....................        44,833
                                                                     -----------
           Total -- U.S. Treasury Bills (cost $44,830)............        44,833
                                                                     -----------
           Jennison Associates LLP -- 1.99%
           Oil Services -- 1.99%
 4,614,000 Chevron Corp., Commercial Paper, 4.80%, 1/4/99.........     4,614,000
                                                                     -----------

                                  Security                            Value
   Shares                        Description                         (Note 2)
   ------                        -----------                         --------
            Goldman Sachs Asset
             Management -- 0.06%
    146,000 Bankers Trust Co., Repurchase Agreement, dated
             12/31/98, due 01/04/99 at 3.40% with a maturity
             value of $146,055 (Collateralized by $144,000 U.S.
             Treasury Note, 5.25%, 01/31/01; market value
             $148,921)..........................................   $    146,000
                                                                   ------------
            Total -- Short-Term Investments (cost $4,818,673)...      4,818,676
                                                                   ------------
            Total Investments (cost $164,059,288) (a) --
              99.97%............................................    232,570,330
            Other Assets in Excess of Liabilities -- 0.03%......         64,876
                                                                   ------------
            Total Net Assets -- 100.00%.........................   $232,635,206
                                                                   ============

--------
 * Non-income producing securities.
(a) Represents cost for federal income tax purposes and differs from value of net unrealized appreciation of securities as follows:

 Unrealized appreciation..........................................  $71,263,279
 Unrealized depreciation..........................................   (2,752,237)
                                                                    -----------
 Net unrealized appreciation......................................  $68,511,042
                                                                    ===========

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Small Capitalization Equity Portfolio
Portfolio of Investments -- December 31, 1998 (Unaudited)

                                 Security                              Value
 Shares                         Description                           (Note 2)
 ------                         -----------                           --------
         Common Stocks -- 89.92%
         Frontier Capital Management
          Co. -- 51.04%
         Aerospace -- 0.88%
  30,100 Orbital Sciences Corp.*.................................   $  1,331,925
                                                                    ------------
         Building Materials &
          Components -- 0.87%
  40,800 Elcor Corp..............................................      1,318,350
                                                                    ------------
         Business Equipment &
          Services -- 0.59%
  12,100 Black Box Corp.*........................................        458,288
  24,080 Virco Manufacturing Co..................................        442,470
                                                                    ------------
                                                                         900,758
                                                                    ------------
         Chemicals -- 0.22%
  39,300 Hexcel Corp.*...........................................        329,138
                                                                    ------------
         Commercial Services -- 1.09%
  41,300 Central Sprinkler Corp.*................................        400,094
  38,300 Quanta Services, Inc.*..................................        844,994
  22,900 Vincam Group, Inc.*.....................................        402,181
                                                                    ------------
                                                                       1,647,269
                                                                    ------------
         Computer Equipment -- 4.98%
  27,900 Analog Devices, Inc.*...................................        875,363
  30,900 Artesyn Technologies, Inc.*.............................        432,600
  72,000 Box Hill Systems Corp.*.................................        387,000
  41,300 Data General Corp.*.....................................        678,869
  64,900 In Focus Systems, Inc.*.................................        575,988
 121,600 ISG International Software Group Ltd.*..................      1,466,799
  15,300 Kronos, Inc.*...........................................        677,981
  41,300 Sandisk Corp.*..........................................        583,363
  30,068 Seagate Technology, Inc.*...............................        909,557
  17,700 Synopsys, Inc.*.........................................        960,224
                                                                    ------------
                                                                       7,547,744
                                                                    ------------
         Computer Software -- 5.02%
  61,500 3DFX Interactive, Inc...................................        776,437
  15,100 American Management Systems, Inc.*......................        604,000
  85,700 Ansoft Corp.*...........................................        417,788
  62,300 Ansys, Inc.*............................................        685,300
  80,200 Information Resources, Inc.*............................        817,037
  59,300 Learning Co., Inc.*.....................................      1,538,093
  27,000 Pathways Group, Inc.*...................................        460,688
  22,500 Project Software Corp.*.................................        753,750
  39,200 Read Rite Corp.*........................................        579,425
  82,200 STB Systems, Inc.*......................................        549,713
  24,500 Xylan Corp.*............................................        430,281
                                                                    ------------
                                                                       7,612,512
                                                                    ------------
         Drugs & Pharmaceuticals -- 1.85%
  44,600 Alkermes, Inc.*.........................................        989,563
  58,000 Cellegy Pharmaceuticals, Inc.*..........................        203,000
   2,000 Copley Pharmaceuticals, Inc.*...........................         20,750
  73,800 DUSA Pharmaceuticals, Inc.*.............................        544,275
   9,100 Pharmacyclics, Inc.*....................................        232,050

                        Security                    Value
Shares                 Description                 (Note 2)
------                 -----------                 --------
         Drugs & Pharmaceuticals (continued)
135,000  PharMerica, Inc.*...................... $    810,000
                                                 ------------
                                                    2,799,638
                                                 ------------
         Electrical & Electronics -- 4.25%
  3,600  Aavid Thermal Technologies, Inc.*......       60,750
 18,700  Arrow Electronics, Inc.*...............      499,056
 17,900  Benchmark Electronics, Inc.*...........      655,588
101,100  Cypress Semiconductors Corp.*..........      840,393
 14,900  Harman International Industries, Inc...      568,063
 42,800  LoJack Corp.*..........................      508,250
 43,200  LSI Logic Corp.*.......................      696,600
 12,100  Microchip Technology, Inc.*............      447,700
 28,400  Micron Technology, Inc.*...............    1,435,974
101,100  Trimble Navigation Ltd.*...............      732,975
                                                 ------------
                                                    6,445,349
                                                 ------------
         Electronic Components &
          Instruments -- 3.36%
 20,300  Atmel Corp.*...........................      310,844
 25,800  Exar Corp.*............................      416,025
 18,300  Fore Systems, Inc.*....................      335,119
 14,500  Lam Research Corp.*....................      258,281
 13,400  Lattice Semiconductor Corp.*...........      615,144
127,400  Mentor Graphics Corp.*.................    1,082,899
 13,800  Power Integrations, Inc.*..............      345,863
 58,400  Protein Design Labs, Inc.*.............    1,357,799
 15,100  SBS Technologies, Inc.*................      279,350
  6,700  Telxon Corp............................       92,963
                                                 ------------
                                                    5,094,287
                                                 ------------
         Electronic Equipment -- 0.88%
 44,100  Newbridge Networks Corp.*..............    1,339,538
                                                 ------------
         Energy -- 0.73%
107,700  American Superconductor Corp.*.........    1,103,925
                                                 ------------
         Engineering & Construction -- 1.02%
 48,200  Insituform Technologies - Class A*.....      698,900
 35,200  Layne Christensen Co.*.................      259,600
 17,500  Stone & Webster, Inc...................      581,875
                                                 ------------
                                                    1,540,375
                                                 ------------
         Entertainment -- 0.39%
 45,500  Network Event Theater, Inc.*...........      588,656
                                                 ------------
         Financial Services -- 0.25%
 34,900  Advanta Corp. - Class B................      386,081
                                                 ------------
         Forest Products & Papers -- 0.69%
 22,723  Albany International Corp. - Class A...      430,308
 33,600  Louisiana-Pacific Corp.................      615,300
                                                 ------------
                                                    1,045,608
                                                 ------------
         Health Care -- 1.13%
 42,000  American Oncology Resources, Inc.*.....      611,625
 40,000  Centennial HealthCare Corp.*...........      620,000

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Small Capitalization Equity Portfolio
Portfolio of Investments (continued) -- December 31, 1998 (Unaudited)

                                 Security                              Value
 Shares                         Description                           (Note 2)
 ------                         -----------                           --------
         Common Stocks (continued)
         Frontier Capital Management Co. (continued)
         Health Care (continued)
  48,800 Mid Atlantic Medical Services, Inc.*....................   $    478,850
                                                                    ------------
                                                                       1,710,475
                                                                    ------------
         Home Furnishing -- 0.23%
  16,000 Polycom, Inc*...........................................        356,000
                                                                    ------------
         Hospital Management &
          Services -- 0.34%
  45,100 Visible Genetics, Inc.*.................................        513,013
                                                                    ------------
         Insurance -- 0.28%
  24,200 HCC Insurance Holdings, Inc.............................        426,525
                                                                    ------------
         Leisure & Tourism -- 0.75%
  66,100 American Coin Merchandising*............................        388,338
  30,900 International Game Technology...........................        751,256
                                                                    ------------
                                                                       1,139,594
                                                                    ------------
         Machinery & Engineering -- 0.36%
  38,700 Brown & Sharpe Manufacturing Co.*.......................        309,600
  14,500 Howmet International, Inc.*.............................        233,813
                                                                    ------------
                                                                         543,413
                                                                    ------------
         Medical -- Biotechnology -- 1.78%
 130,600 Celgene Corp.*..........................................      2,007,975
  31,300 Laser Vision Centers, Inc.*.............................        693,491
                                                                    ------------
                                                                       2,701,466
                                                                    ------------
         Medical Supplies -- 1.86%
  40,300 Advanced Polymer Systems, Inc.*.........................        216,613
  17,900 EndoSonics Corp.*.......................................        177,881
  13,300 Haemonetics Corp.*......................................        302,575
  33,900 Mentor Corp.............................................        794,530
  54,700 Merit Medical Systems, Inc.*............................        362,388
  11,000 VISX, Inc.*.............................................        961,812
                                                                    ------------
                                                                       2,815,799
                                                                    ------------
         Metals -- 0.42%
  74,800 Armco, Inc.*............................................        327,250
  19,300 Northwest Pipe Co.*.....................................        311,213
                                                                    ------------
                                                                         638,463
                                                                    ------------
         Oil & Gas -- 0.87%
  11,200 BJ Services Co.*........................................        175,000
  22,700 Noble Drilling Corp.*...................................        293,681
  12,300 Transocean Offshore, Inc................................        329,794
  18,700 Varco International, Inc.*..............................        144,925
   8,800 Vastar Resources, Inc...................................        380,050
                                                                    ------------
                                                                       1,323,450
                                                                    ------------
         Packaging/Containers -- 0.87%
  67,900 Gaylord Container Corp. - Class A*......................        415,888

                                 Security                              Value
 Shares                         Description                           (Note 2)
 ------                         -----------                           --------
         Packaging/Containers (continued)
  50,800 U.S. Can Corp.*.........................................   $    908,050
                                                                    ------------
                                                                       1,323,938
                                                                    ------------
         Paper Products -- 0.33%
  15,000 Williamette Industries, Inc.............................        502,500
                                                                    ------------
         Publishing & Printing -- 1.10%
  73,300 Mail-Well, Inc.*........................................        838,368
   5,300 Scholastic Corp.*.......................................        284,213
  28,600 Scientific Games Holdings Corp.*........................        539,825
                                                                    ------------
                                                                       1,662,406
                                                                    ------------
         Railroads -- 0.22%
  13,700 Westinghouse Air Brake Co...............................        334,794
                                                                    ------------
         Real Estate -- 0.79%
  17,700 Boston Properties, Inc..................................        539,850
  25,700 CB Richard Ellis Services*..............................        465,813
   6,700 Lasalle Partners, Inc.*.................................        197,231
                                                                    ------------
                                                                       1,202,894
                                                                    ------------
         Retail -- 1.25%
  19,300 Claire's Stores, Inc....................................        395,650
  23,800 Jostens, Inc............................................        623,263
  79,200 PETsMART, Inc.*.........................................        871,200
                                                                    ------------
                                                                       1,890,113
                                                                    ------------
         Retirement & Aged Care -- 1.12%
  32,800 Sunrise Assisted Living, Inc.*..........................      1,701,500
                                                                    ------------
         Steel -- 1.20%
  73,100 Birmingham Steel Corp...................................        306,106
   3,400 Carpenter Technology Corp...............................        115,388
  34,200 Oregon Steel Mills, Inc.................................        406,125
  37,800 Quanex Corp.............................................        852,862
   4,800 Reliance Steel & Aluminum Co............................        132,600
                                                                    ------------
                                                                       1,813,081
                                                                    ------------
         Technology -- 1.50%
 105,300 PictureTel Corp.*.......................................        697,613
  53,000 Quickturn Design Systems, Inc.*.........................        758,563
 116,200 System Software Assoc., Inc.*...........................        817,030
                                                                    ------------
                                                                       2,273,206
                                                                    ------------
         Telecom Services -- 0.33%
  15,600 Century Communications - Class A*.......................        494,813
                                                                    ------------
         Telecommunications -- 3.09%
  72,000 Ace Comm Corp.*.........................................        459,000
  28,400 Crown Castle International Corp.*.......................        667,399
  36,200 Digital Microwave Corp.*................................        247,744
  30,300 InterVoice, Inc.*.......................................      1,045,349
  42,300 Omnipoint Corp.*........................................        393,919
  33,100 Transaction Network SVCS, Inc.*.........................        664,069
  25,100 Western Wireless Corp. - Class A*.......................        552,200
  16,700 WinStar Communications, Inc.*...........................        651,300
                                                                    ------------
                                                                       4,680,980
                                                                    ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Small Capitalization Equity Portfolio
Portfolio of Investments (continued) -- December 31, 1998 (Unaudited)

                                Security                              Value
 Shares                        Description                           (Note 2)
 ------                        -----------                           --------
        Common Stocks (continued)
        Frontier Capital Management Co. (continued)
        Telecommunications
         Equipment -- 1.84%
  8,300 Aspect Telecommunications Corp.*........................   $    143,175
 66,100 Coyote Network Systems, Inc.*...........................        487,488
 29,000 Level One Communications, Inc.*.........................      1,029,499
 50,500 Paging Network, Inc.*...................................        236,719
  4,600 QUALCOMM, Inc.*.........................................        238,338
 33,700 Tollgrade Communications, Inc.*.........................        648,725
                                                                   ------------
                                                                      2,783,944
                                                                   ------------
        Textiles & Apparel -- 0.61%
 33,900 Angelica Corp...........................................        631,387
        Textiles & Apparel (continued)
 15,400 Unifi, Inc..............................................        301,263
                                                                   ------------
                                                                        932,650
                                                                   ------------
        Transportation -- 0.47%
 20,700 Coach USA, Inc.*........................................        718,031
                                                                   ------------
        Wholesale Distribution --
         Pharmaceuticals -- 0.55%
 12,900 Amerisource Health Corp. - Class A*.....................        838,500
                                                                   ------------
        Wholesale Special Line -- 0.44%
 24,300 Cameron Ashley Building Products*.......................        317,419
 42,200 Sodak Gaming, Inc.*.....................................        350,787
                                                                   ------------
                                                                        668,206
                                                                   ------------
        Wire & Cable -- 0.24%
 19,850 Cable Design Technologies Corp.*........................        367,225
                                                                   ------------
        Total -- Frontier Capital Management Co. (cost
         $69,883,838)...........................................     77,388,132
                                                                   ------------
        Geewax, Terker & Co. -- 38.88%
        Advertising -- 0.15%
  8,500 True North Communications, Inc..........................        228,438
                                                                   ------------
        Airlines -- 0.32%
 16,100 ASA Holdings, Inc.......................................        491,050
                                                                   ------------
        Auto Related -- 0.71%
  5,600 Arvin Industries, Inc...................................        233,450
 33,600 Tower Automotive, Inc.*.................................        837,900
                                                                   ------------
                                                                      1,071,350
                                                                   ------------
        Banking -- 4.30%
  4,100 BancWest Corp...........................................        196,800
  3,900 Centura Banks, Inc......................................        290,063
 15,300 CNB Bancshares, Inc.....................................        713,362
 44,500 Colonial Bancgroup, Inc.................................        533,999
 12,000 Commerce Bancorp........................................        629,999
  9,900 Cullen/Frost Bankers, Inc...............................        543,262
 10,100 First Merit Corp........................................        271,438
  4,102 Firstar Corp............................................        382,512
  6,798 Hubco, Inc..............................................        204,790

                                 Security                              Value
 Shares                        Description                            (Note 2)
 ------                        -----------                            --------
        Banking (continued)
 12,900 Imperial Bancorp*........................................   $    214,463
 14,000 North Fork Bancorp, Inc..................................        335,125
  2,600 Provident Bankshares Corp................................         64,675
 14,100 Roslyn Bancorp, Inc......................................        303,150
  7,000 Simmons First National Corp..............................        259,875
 13,900 United Bankshares, Inc...................................        368,350
 11,000 UST Corp.................................................        259,188
 14,800 Westamerica Bancorp......................................        543,899
  4,900 Western Bancorp..........................................        143,325
  1,700 Wilmington Trust Corp....................................        104,763
  2,600 Zions Bancorporation.....................................        162,175
                                                                    ------------
                                                                       6,525,213
                                                                    ------------
        Beverages -- 0.45%
  7,150 Adolph Coors Co. - Class B...............................        403,528
  4,700 Canandaigua Wine Co. - Class A*..........................        271,719
                                                                    ------------
                                                                         675,247
                                                                    ------------
        Broadcasting & Publishing -- 0.57%
 20,200 American Tower Corp.*....................................        597,162
  2,300 Jacor Communications, Inc.*..............................        148,063
  3,000 Young Broadcasting, Inc. - Class A*......................        125,625
                                                                    ------------
                                                                         870,850
                                                                    ------------
        Building Materials &
         Components -- 1.33%
  9,000 Centex Construction Products, Inc........................        365,625
  7,400 Elcor Corp...............................................        239,113
  4,500 Florida Rock Industries, Inc.............................        139,500
  3,700 Giant Cement Holding, Inc.*..............................         91,575
  4,300 Lilly Industries, Inc. - Class A.........................         85,731
  6,800 Lone Star Industries, Inc................................        250,325
  6,000 Martin Marietta Materials, Inc...........................        373,125
 11,800 NCI Building Systems, Inc.*..............................        331,875
  2,300 Southdown, Inc...........................................        136,131
                                                                    ------------
                                                                       2,013,000
                                                                    ------------
        Business Equipment &
         Services -- 0.42%
  4,200 Fiserv, Inc.*............................................        216,038
  4,700 Inacom Corp.*............................................         69,913
 12,100 Knoll, Inc.*.............................................        358,462
                                                                    ------------
                                                                         644,413
                                                                    ------------
        Chemicals -- 0.54%
  3,000 A. Schulman, Inc.........................................         68,063
  3,000 Minerals Technologies, Inc...............................        122,813
  3,700 OM Group, Inc............................................        135,050
 12,800 The Scotts Co. - Class A*................................        491,999
                                                                    ------------
                                                                         817,925
                                                                    ------------
        Commercial Services -- 1.04%
 20,100 Avis Rent A Car, Inc.*...................................        486,168
 12,700 Copart, Inc..............................................        411,163
  7,500 Ogden Corp...............................................        187,969

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Small Capitalization Equity Portfolio
Portfolio of Investments (continued) -- December 31, 1998 (Unaudited)

                                 Security                              Value
 Shares                        Description                            (Note 2)
 ------                        -----------                            --------
        Common Stocks (continued)
        Geewax, Terker & Co. (continued)
        Commercial Services (continued)
 15,900 Sylvan Learning Systems, Inc.*...........................   $    484,950
                                                                    ------------
                                                                       1,570,250
                                                                    ------------
        Computer Software -- 0.77%
 11,600 Policy Management Systems Corp.*.........................        585,800
 14,500 Sungard Data Systems, Inc.*..............................        575,469
                                                                    ------------
                                                                       1,161,269
                                                                    ------------
        Consumer Services -- 0.28%
 21,400 Veterinary Centers of America, Inc.......................        426,663
                                                                    ------------
        Consumer Staples -- 1.86%
 22,100 Earthgrains Co...........................................        683,719
 35,700 J. M. Smucker Co.........................................        883,574
 28,000 Performance Food Group Co.*..............................        787,500
 17,100 Universal Foods Corp.....................................        469,181
                                                                    ------------
                                                                       2,823,974
                                                                    ------------
        Defense -- 0.30%
 10,400 AAR Corp.................................................        248,300
  8,500 Gencorp, Inc.............................................        211,969
                                                                    ------------
                                                                         460,269
                                                                    ------------
        Electric Utility -- 2.10%
  6,400 Black Hills Corp.........................................        168,800
 13,500 Cleco Corp...............................................        463,218
  3,700 Empire District Electric Co..............................         91,575
  7,800 Idacorp, Inc.............................................        282,263
 26,050 MDU Resources Group, Inc.................................        685,440
 15,200 Minnesota Power, Inc.....................................        668,799
 11,200 Nevada Power Co..........................................        291,200
  5,300 Northwestern Corp........................................        140,119
  4,600 Utilicorp United, Inc....................................        168,763
 11,300 Washington Water Power*..................................        217,525
                                                                    ------------
                                                                       3,177,702
                                                                    ------------
        Electrical & Electronics -- 0.08%
  1,600 CSG Systems International*...............................        126,400
                                                                    ------------
        Electronic Components &
         Instruments -- 1.65%
 15,700 Benchmark Electronics, Inc.*.............................        575,012
 13,600 C&D Technologies, Inc....................................        374,000
  5,100 General Cable Corp.......................................        104,550
 14,900 Oak Industries, Inc.*....................................        521,500
 14,950 Progress Software Corp.*.................................        504,563
  9,300 Teleflex, Inc............................................        424,313
                                                                    ------------
                                                                       2,503,938
                                                                    ------------
        Energy -- 0.06%
  8,000 Offshore Logistics*......................................         95,000
                                                                    ------------
        Entertainment -- 0.10%
  4,900 King World Productions, Inc.*............................        144,244
                                                                    ------------

                                 Security                              Value
 Shares                        Description                            (Note 2)
 ------                        -----------                            --------
        Financial Services -- 0.74%
  8,900 CMAC Investment Corp.....................................   $    408,844
  4,500 Financial Federal Corp.*.................................        111,375
  3,600 Financial Securities Assurance Holdings Ltd..............        195,300
  7,600 Finova Group, Inc........................................        409,925
                                                                    ------------
                                                                       1,125,444
                                                                    ------------
        Gas Utility -- 0.72%
  1,200 Connecticut Energy Corp..................................         36,600
 10,200 New Jersey Resources Corp................................        402,900
 30,100 Wicor, Inc...............................................        656,556
                                                                    ------------
                                                                       1,096,056
                                                                    ------------
        Grocery -- 0.33%
  8,400 Fred Meyer, Inc.*........................................        506,100
                                                                    ------------
        Health Care -- 0.94%
 52,800 American Retirement Corp.*...............................        828,299
  2,300 Diagnostic Products Corp.................................         71,588
 13,900 Trigon Healthcare, Inc.*.................................        518,644
                                                                    ------------
                                                                       1,418,531
                                                                    ------------
        Homebuilders -- 0.51%
 15,700 D. R. Horton, Inc........................................        361,100
 10,500 Kaufman And Broad Home Corp..............................        301,875
  5,100 Toll Brothers, Inc.*.....................................        115,069
                                                                    ------------
                                                                         778,044
                                                                    ------------
        Hospital Management &
         Services -- 0.29%
  6,500 Total Renal Care Holdings, Inc.*.........................        192,156
  4,900 Universal Health Services, Inc. -
         Class B*................................................        254,188
                                                                    ------------
                                                                         446,344
                                                                    ------------
        Human Resources -- 0.42%
 13,700 Interim Services, Inc.*..................................        320,238
 18,000 Personnel Group Of America, Inc.*........................        315,000
                                                                    ------------
                                                                         635,238
                                                                    ------------
        Insurance -- 2.76%
 31,300 Alfa Corp................................................        759,024
  9,600 Chartwell Re Corp........................................        228,000
    113 Delphi Financial Group - Class A*........................          5,925
  8,200 E.W. Blanch Holdings, Inc................................        388,988
 12,900 Enhance Financial Services Group, Inc....................        387,000
 10,120 Fidelity National Financial, Inc.........................        308,660
  7,550 First American Financial Corp............................        242,544
 12,200 Harleysville Group, Inc..................................        314,913
  9,600 HCC Insurance Holdings, Inc..............................        169,200
  7,700 Horace Mann Educators Corp...............................        219,450
  5,200 HSB Group, Inc...........................................        213,525
 13,500 Reinsurance Group of America.............................        944,999
                                                                    ------------
                                                                       4,182,228
                                                                    ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Small Capitalization Equity Portfolio
Portfolio of Investments (continued) -- December 31, 1998 (Unaudited)

                       Security                    Value
Shares                Description                 (Note 2)
------                -----------                 --------
        Common Stocks (continued)
        Geewax, Terker & Co. (continued)
        Manufacturing -- 1.85%
29,500  Applied Power, Inc. - Class A.......... $  1,113,625
23,700  Aptargroup, Inc........................      665,081
 8,700  Crane Co...............................      262,631
 4,400  Danaher Corp...........................      238,975
 5,300  Furniture Brands International, Inc.*..      144,425
 8,500  Manitowoc Co., Inc.....................      377,188
                                                ------------
                                                   2,801,925
                                                ------------
        Medical Supplies -- 0.32%
 8,200  Conmed Corp............................      270,600
 7,300  Maxxim Medical, Inc....................      217,175
                                                ------------
                                                     487,775
                                                ------------
        Natural Gas Utility -- 0.33%
 4,600  Colonial Gas Co........................      160,425
 5,500  Northwest Natural Gas Co...............      142,313
 5,400  Piedmont Natural Gas Co., Inc..........      195,075
                                                ------------
                                                     497,813
                                                ------------
        Oil & Gas -- 0.39%
 8,900  Newfield Exploration Co.*..............      185,788
 9,500  Seitel, Inc.*..........................      118,156
24,100  Tesoro Petroleum Corp.*................      292,212
                                                ------------
                                                     596,156
                                                ------------
        Paper Products -- 0.14%
11,800  Wausau-Mosinee Paper Corp..............      208,713
                                                ------------
        Pharmaceuticals -- 0.84%
29,200  Alpharma, Inc..........................    1,031,125
 8,000  Vertex Pharmaceuticals, Inc............      238,000
                                                ------------
                                                   1,269,125
                                                ------------
        Publishing & Printing -- 1.94%
 3,400  Central Newspapers, Inc. - Class A.....      242,888
20,000  Hollinger International, Inc...........      278,750
 4,600  Houghton Mifflin Co....................      217,350
 5,500  Media General, Inc. - Class A..........      291,500
12,200  The McClatchy Co.......................      431,575
 2,600  Tribune Co.............................      171,600
16,000  Valassis Communications, Inc.*.........      825,999
15,900  World Color Press, Inc.*...............      483,956
                                                ------------
                                                   2,943,618
                                                ------------
        Real Estate -- 1.24%
 7,852  Avalon Bay Communities, Inc............      268,931
 5,800  Bradley Real Estate, Inc...............      118,900
11,000  Developers Diversified Realty Corp.....      195,250
 4,770  Equity Residential Properties Trust....      192,887
 2,100  Kimco Realty Corp......................       83,344
11,000  Manufactured Home Communities, Inc.....      275,688
 2,300  National Golf Properties, Inc..........       66,556
14,700  Nationwide Health Properties, Inc......      316,968

                                 Security                              Value
 Shares                        Description                            (Note 2)
 ------                        -----------                            --------
        Real Estate (continued)
 10,400 U.S. Restaurant Properties, Inc..........................   $    252,850
  5,500 Walden Residential Properties, Inc.......................        112,406
                                                                    ------------
                                                                       1,883,780
                                                                    ------------
        Restaurants -- 1.23%
 11,000 Bob Evans Farms, Inc.....................................        286,688
 17,500 Brinker International, Inc.*.............................        505,312
 27,400 Buffets, Inc.*...........................................        327,088
 13,300 CEC Entertainment, Inc.*.................................        369,075
  3,100 IHOP Corp.*..............................................        123,806
  9,950 Sonic, Inc.*.............................................        247,506
                                                                    ------------
                                                                       1,859,475
                                                                    ------------
        Retail -- 1.81%
 12,400 BJ's Wholesale Club, Inc.*...............................        574,274
 21,800 Family Dollar Stores, Inc................................        479,600
 11,700 Fingerhut Companies, Inc.................................        180,619
  5,400 Hollywood Entertainment Corp.............................        147,150
  7,200 Office Depot, Inc.*......................................        265,950
  7,300 Ross Stores, Inc.........................................        287,438
  4,900 Saks, Inc.*..............................................        154,656
  6,100 Shopko Stores, Inc.......................................        202,825
  3,700 Stride Rite Corp.........................................         32,375
  4,300 Urban Outfitters, Inc.*..................................         72,563
 11,000 Zale Corp.*..............................................        354,750
                                                                    ------------
                                                                       2,752,200
                                                                    ------------
        Savings & Loan -- 0.34%
 35,800 Sovereign Bank, Inc......................................        510,150
                                                                    ------------
        Steel -- 0.19%
  7,600 Gibraltar Steel Corp.*...................................        172,900
  8,400 Intermet Corp............................................        109,725
                                                                    ------------
                                                                         282,625
                                                                    ------------
        Telecommunications -- 0.24%
 10,900 Frontier Corp............................................        370,600
                                                                    ------------
        Textiles & Apparel -- 0.07%
  4,200 Kellwood Co..............................................        105,000
                                                                    ------------
        Tobacco -- 0.12%
  5,100 Universal Corp...........................................        179,138
                                                                    ------------
        Toys -- 0.29%
 11,600 Department 56, Inc.*.....................................        435,725
                                                                    ------------
        Transportation --
         Shipping -- 2.10%
 11,400 Avondale Industries, Inc.*...............................        330,600
 11,300 Landstar System, Inc.*...................................        460,475
 25,600 Motivepower Industries, Inc.*............................        823,999
  7,100 MS Carriers, Inc.*.......................................        233,856
 40,700 Rollins Truck Leasing, Inc...............................        600,325
 13,500 Swift Transportation Co., Inc.*..........................        378,422
 20,250 Werner Enterprises, Inc..................................        358,172
                                                                    ------------
                                                                       3,185,849
                                                                    ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Small Capitalization Equity Portfolio
Portfolio of Investments (continued) -- December 31, 1998 (Unaudited)

                                 Security                              Value
 Shares                         Description                           (Note 2)
 ------                         -----------                           --------
         Common Stocks (continued)
         Geewax, Terker & Co. -- 5.98%
         Water Utility -- 0.85%
   4,800 California Water Service................................   $    150,300
   7,800 E'Town Corp.............................................        369,525
  26,200 Philadelphia Suburban Corp..............................        774,538
                                                                    ------------
                                                                       1,294,363
                                                                    ------------
         Wholesale Distribution --
          Pharmaceuticals -- 0.85%
   6,400 AmeriSource Health Corp. - Class. A.....................        416,000
  17,750 Bindley Western Industries..............................        874,188
                                                                    ------------
                                                                       1,290,188
                                                                    ------------
         Total -- Geewax, Terker & Co. (cost $54,053,602)........     58,969,398
                                                                    ------------
         Total -- Common Stocks (cost $123,937,440)..............    136,357,530
                                                                    ------------
         Depositary Receipts -- 5.98%
         S&P Mid Cap 400 -- 5.98%
 124,726 S&P 400 Mid-Cap Depository Receipt......................      9,073,817
                                                                    ------------
         Total Depositary Receipts (cost $8,427,769).............      9,073,817
                                                                    ------------
         Preferred Stocks -- 0.08%
         Geewax, Terker & Co. -- 0.08%
         Real Estate -- 0.04%
   2,500 Bradley Real Estate.....................................         59,062
                                                                    ------------
         Restaurants -- 0.04%
   2,500 US Restaurant Properties, Inc...........................         57,344
                                                                    ------------
         Total -- Preferred Stocks (cost $121,413)...............        116,406
                                                                    ------------

 Principal                        Security                           Value
   Amount                       Description                         (Note 2)
 ---------                      -----------                         --------
            Short-Term Investments -- 4.17%
            Frontier Capital Management
             Co. -- 3.86%
 $5,863,844 Bankers Trust Co., Repurchase Agreement, dated
             12/31/98, due 1/4/99 at 4.35% with a maturity
             value of $5,866,678 (Collateralized by $5,782,000
             U.S. Treasury Note, 5.25%, 01/31/01; market value
             $5,979,578).......................................   $  5,863,844
                                                                  ------------
            Geewax, Terker & Co. -- 0.31%
    464,128 Bankers Trust Co., Repurchase Agreement, dated
             12/31/98, due 1/4/99 at 3.40% with a maturity
             value of $464,304 (Collateralized by $458,000 U.S.
             Treasury Note, 5.25%, 01/31/01; market value
             $473,650).........................................        464,128
                                                                  ------------
            Total -- Short-Term Investments (cost $6,327,972)..      6,327,972
                                                                  ------------
            Total Investments (cost $138,814,594) (a) --
              100.15%..........................................    151,875,725
            Liabilities in Excess of Other
             Assets -- (0.15)%.................................       (222,326)
                                                                  ------------
            Total Net Assets -- 100.00%........................   $151,653,399
                                                                  ============

--------
*Non-income producing securities.
(a) Represents cost for federal income tax purposes and differs from value of net unrealized appreciation of securities as follows:

   Unrealized appreciation........................................ $ 26,047,721
   Unrealized depreciation........................................  (12,986,590)
                                                                   ------------
   Net unrealized appreciation.................................... $ 13,061,131
                                                                   ============

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
International Equity Portfolio
Portfolio of Investments -- December 31, 1998 (Unaudited)

                                  Security                            Value
 Shares                         Description                          (Note 2)
 ------                         -----------                          --------
           Common Stocks & Rights -- 97.38%
           Australia -- 5.09%
    51,700 Amcor Ltd. (Forest Products).........................   $    220,897
    35,000 Brambles Industries Ltd. (Services)..................        852,482
   143,900 Broken Hill Proprietary Co. Ltd. (Metals -
             Diversified).......................................      1,059,764
       514 Coca-Cola Amatil Ltd. (Beverages)....................          1,915
   188,500 CSR Ltd. (Industrial)................................        460,855
   262,600 David Jones Ltd. (Retail Store)......................        289,632
    47,582 Lend Lease Corp. Ltd. (Real Estate)..................        641,424
   108,000 National Australia Bank Ltd. (Financial).............      1,627,941
   157,474 News Corp Ltd. (Publishing & Printing)...............      1,040,178
    68,276 News Corp. Ltd. Pfd. (Publishing & Printing).........        415,429
    44,600 Orica Ltd. (Manufacturing -Diversified)..............        232,018
   157,000 Pacific Dunlop Ltd. (Holding Company)................        253,971
   202,137 Qantas Airways Ltd. (Transportation).................        412,449
   105,933 QBE Insurance Group Ltd. (Insurance).................        438,142
    34,650 Rio Tinto Ltd. (Mining)..............................        410,938
   132,600 Santos Ltd. (Oil & Gas)..............................        355,875
   351,800 Telstra Corp. (Telecommunications)...................      1,644,751
   191,300 Westpac Banking Corp. (Financial)....................      1,280,022
   110,300 WMC Ltd. (Metals - Diversified)......................        332,522
    58,300 Woolworths Ltd. (Food - Retail)......................        198,477
                                                                   ------------
                                                                     12,169,682
                                                                   ------------
           Belgium -- 2.94%
     6,105 Electrabel NPV (Utilities)...........................      2,675,533
       224 Fortis AG - Strip VVPR (Insurance)*..................             13
     8,900 Fortis AG NPV (Insurance)............................      3,215,934
       250 KBC Bancassurance Holding - Strip (Financial
            Services)*..........................................             15
    14,274 Kredietbank NPV (Financial Services).................      1,126,840
                                                                   ------------
                                                                      7,018,335
                                                                   ------------
           Canada -- 2.25%
    20,900 Agrium, Inc. (Agriculture -
            Supplier)...........................................        183,775
    13,700 Alcan Aluminium Ltd. (Metals -Diversified)...........        370,319
     9,000 Bank of Montreal (Financial).........................        361,688
     8,900 Canadian National Railway Co. (Transportation).......        462,304
    27,000 Canadian Pacific Ltd. (Transportation -Rail).........        504,722

                                  Security                            Value
 Shares                         Description                          (Note 2)
 ------                         -----------                          --------
           Canada (continued)
    19,000 Extendicare, Inc., Class - A (Medical -Nursing
            Homes)*.............................................   $    107,666
    18,200 Hudson's Bay Co. (Retail -
            Department Stores)..................................        229,382
    14,000 Imasco Ltd. (Tobacco)................................        298,183
    24,700 Imperial Oil Canada Ltd. (Oil & Gas).................        394,962
     3,500 Magna International, Inc., Class - A (Auto Related)..        217,482
     8,800 Newbridge Networks Corp. (Telecommunication
            Services)*..........................................        267,101
    14,362 Nova Corp. (Chemicals)...............................        187,090
     3,600 Potash Corp. of Saskatchewan (Agriculture)...........        230,965
    10,500 Royal Bank Of Canada (Financial).....................        523,529
     5,100 Seagram Co. Ltd. (Wine & Spirits)....................        193,496
    19,700 Shaw Communications, Inc., Class - B (Cable TV)......        310,359
    26,012 Transcanada Pipelines Ltd. (Utilities)...............        380,362
     8,000 Westcoast Energy, Inc. (Utilities)...................        158,927
                                                                   ------------
                                                                      5,382,312
                                                                   ------------
           Denmark -- 0.56%
       700 Danske Bank Group (Financial)........................         93,949
     9,290 Tele Danmark A/S, Class - B (Telecommunication
            Services)...........................................      1,252,666
                                                                   ------------
                                                                      1,346,615
                                                                   ------------
           Finland -- 2.63%
     1,400 Cultor Oyj (Food - Diversified)......................         14,280
   161,700 Merita Ltd. (Banking)................................      1,021,330
    32,700 Nokia Oyj, Class - A (Telecommunication Equipment)...      3,976,854
    45,900 UPM-Kymmene (Paper Products).........................      1,278,501
                                                                   ------------
                                                                      6,290,965
                                                                   ------------
           France -- 10.09%
     8,185 Air Liquide (Chemicals - Specialty)..................      1,496,037
    11,922 Alcatel Alsthom (Telecommunications).................      1,454,136
     4,118 AXA UAP Certificate of Guaranteed Value
            (Insurance)*........................................          1,946
    10,868 AXA UAP SA (Insurance)...............................      1,569,764
    14,521 Banque Nationale de Paris (Financial)................      1,191,634
     5,676 Cie de St. Gobain (Compagniede)......................        798,581
     8,100 Cie Generale des Eaux (Utilities)....................      2,094,367
     7,955 Compagnie Financiere de Paribas (Financial)..........        688,982
     5,600 Dexia France (Insurance).............................        859,787
    15,750 France Telecom SA (Telecommunications)...............      1,246,991

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
International Equity Portfolio
Portfolio of Investments (continued) -- December 31, 1998 (Unaudited)

                                  Security                             Value
 Shares                          Description                          (Note 2)
 ------                          -----------                          --------
           Common Stocks & Rights (continued)
           France (continued)
     3,210 Groupe Danone (Food Products & Services)..............   $    915,851
    35,720 Lagardere Group (Diversified).........................      1,512,777
     8,421 Lyonnaise des Eaux Dumez (Environmental)..............      1,723,873
    15,094 Michelin, Class - B (Tire & Rubber)...................        601,564
     3,880 Pinault Printemps Redoute (Merchandising).............        738,929
    22,688 Rhone Poulenc Ord. (Pharmaceuticals)..................      1,163,549
    30,210 Seita (Tobacco).......................................      1,885,465
     6,084 Societe Generale (Financial)..........................        981,833
     7,940 Societe Nationale Elf Aquitane
            (Oil & Gas)..........................................        914,645
    26,470 Thomson CSF (Defense).................................      1,132,830
    11,227 Total Co., Class B (Oil & Gas)........................      1,133,131
                                                                    ------------
                                                                      24,106,672
                                                                    ------------
           Germany -- 11.19%
    10,338 Allianz AG Holdings (Multi-Line Insurance)*...........      3,781,667
    96,640 Bayer AG (Chemicals)..................................      4,024,014
    28,862 DaimlerChrysler AG (Automobiles)......................      2,842,512
    19,083 Deutsche Bank AG (Financial)..........................      1,120,211
    54,500 Deutsche Telekom AG (Telecommunications)..............      1,788,062
    25,400 Dresdner Bank AG (Banking)............................      1,064,479
        50 Hochtief AG (Building Materials)......................          1,946
    29,560 Hoechst AG (Chemicals)................................      1,222,892
    21,730 Mannesmann AG (Machinery).............................      2,484,841
     2,150 SAP AG (Business & Public Services)...................        926,780
    46,150 Siemens AG (Manufacturing)............................      2,970,200
    54,882 Veba AG (Utilities)...................................      3,275,900
    15,570 Volkswagen AG (Automobiles)*..........................      1,239,783
                                                                    ------------
                                                                      26,743,287
                                                                    ------------
           Italy -- 4.29%
    51,750 Assic Generali (Insurance)............................      2,158,857
    42,500 Danieli di Risp (Engineering).........................        169,075
       400 ENI - ADR (Oil).......................................         27,100
   444,000 Ente Nazionale Idrocarburi (Insurance)................      2,899,154
   819,840 Montedison Spa (Multi - Industries)...................      1,087,998
   133,700 Rinascente (Retail - Department Stores)...............      1,373,780
    62,903 San Paolo - Imi Spa (Banking).........................      1,110,500
   192,000 Telecom Italia Mobile de Risp (Telecommunications)....      1,416,203
                                                                    ------------
                                                                      10,242,667
                                                                    ------------

                                   Security                            Value
 Shares                          Description                          (Note 2)
 ------                          -----------                          --------
           Japan -- 13.37%
     5,000 Acom Co. Ltd. (Financial Services).....................  $    321,523
    65,000 Amada (Hand/Machine Tools).............................       314,925
    15,000 Bridgestone Corp. (Industrial Components)..............       340,788
    53,000 Canon, Inc. (Business Equipment).......................     1,133,702
    60,000 Citizen Watch Co. (Jewelry)............................       361,382
    60,000 Dai Nippon Printing (Printing & Publishing)............       957,662
    54,000 Daiichi Pharmaceuticals (Pharmaceuticals)..............       913,074
    68,000 Daikin Kogyo Co. (Machinery & Engineering).............       674,579
    32,000 Daiwa House Industries (Manufacturing/Housing).........       340,974
    55,000 Denso Corp. (Auto Parts)...............................     1,018,158
    26,600 Fanuc Co. (Electronic Components)......................       911,798
    12,000 Fuji Photo Film Ltd. (Photo Equipment).................       446,413
    39,000 Fujitsu (Computer Equipment)...........................       519,885
    31,000 Honda Motor Co. (Auto Related).........................     1,018,689
    15,000 Hoya Corp. (Electrical Components).....................       730,735
    25,000 Ito Yokado Co. (Retail - Grocery)......................     1,749,336
    64,000 Kaneka Corp. (Chemicals)...............................       480,142
    21,000 Kao Corp. (Food & Household Products)..................       474,314
    72,000 Kirin Brewery Co. Ltd. (Brewery).......................       918,335
    23,000 Kokuyo (Office/Business)...............................       309,858
    80,000 Kuraray Co. Ltd. (Chemicals)...........................       883,614
    34,000 Marui (Retail).........................................       655,004
    78,000 Matsushita Electric Co. (Electronic Components)........     1,381,062
   107,000 NGK Insulators (Industrial Components).................     1,380,859
     7,300 Nintendo (Toys)........................................       708,016
    42,000 Nippon Meat Packers (Food Processing)..................       677,059
    20,000 Omron Corp. (Electronic Components)....................       274,225
    47,000 Sankyo Pharmaceutical (Pharmaceuticals)................     1,028,255
    15,000 Secom Co. Ltd. (Business & Public Services)............     1,243,578
     9,000 Sega Enterprise (Electronic Components)................       199,690
    61,000 Sekisui House (Manufacturing/Housing)..................       645,660
    12,000 Shin-Etsu Chemical Co. Ltd. (Chemicals)................       289,105
    15,200 Sony Corp. (Electrical & Electronics)..................     1,108,024
    83,000 Sumitomo Chemical Co. (Chemicals)......................       323,472
    54,000 Sumitomo Electric (Metal Fabricate/Hardware)...........       607,919

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
International Equity Portfolio
Portfolio of Investments (continued) -- December 31, 1998 (Unaudited)

                                  Security                            Value
 Shares                         Description                          (Note 2)
 ------                         -----------                          --------
           Common Stocks & Rights (continued)
           Japan (continued)
    40,000 Takeda Chemical Industries (Pharmaceuticals).........   $  1,541,187
    11,000 TDK Corp. (Electrical & Electronics).................      1,006,466
    59,000 Tokio Marine & Fire (Insurance)......................        705,492
   168,000 Toray Industries (Chemicals).........................        877,945
   154,000 Toshiba Corp. (Electrical & Electronics).............        917,998
    46,000 Toyota Motor Corp. (Auto Related)....................      1,250,842
    22,000 Yamato Transport Co. Ltd.
            (Transport - Services)..............................        307,883
                                                                   ------------
                                                                     31,949,627
                                                                   ------------
           Malaysia -- 0.03%
    23,000 Malayan Banking (Financial)..........................         46,667
     7,000 Nestle Malaysia (Food Processing)....................         28,037
                                                                   ------------
                                                                         74,704
                                                                   ------------
           Netherlands -- 7.23%
    49,633 ABN Amro Holding NV (Financial)......................      1,040,497
    97,900 Elsevier (Publishing & Printing).....................      1,366,506
    33,675 Heineken NV (Brewery)*...............................      2,019,570
    57,972 ING Groep NV (Financial).............................      3,522,871
       491 KLM Royal Dutch Air (Transportation).................         14,801
    65,360 Koninklijke KPN NV (Telecommunications)..............      3,260,715
    87,980 Royal Dutch Petroleum (Oil & Gas)....................      4,365,848
    19,840 Unilever NV (Food Processing)........................      1,690,012
                                                                   ------------
                                                                     17,280,820
                                                                   ------------
           New Zealand -- 1.98%
   131,000 Auckland International Airport Ltd. (Business &
            Public Services)....................................        183,260
 1,025,900 Brierley Investment Co.
            (Multi - Industries)................................        232,876
   552,200 Carter Holt Harvey (Forest Products
            & Papers)...........................................        495,561
   137,100 Fletcher Challenge Building Ltd. -ADR (Building &
            Materials)..........................................        212,059
   171,800 Fletcher Challenge Energy Ltd. - ADR (Oil & Gas).....        326,495
   306,300 Fletcher Challenge Paper Ltd. - ADR (Forest Products
            & Papers)...........................................        205,353
   178,900 Lion Nathan Ltd. (Brewery)...........................        456,151
     6,200 New Zealand Telecom - ADR (Telecommunications).......        221,263
   549,700 Telecom Corp. of New Zealand (Telecommunications)....      2,394,037
                                                                   ------------
                                                                      4,727,055
                                                                   ------------

                                  Security                             Value
 Shares                          Description                         (Note 2)
 ------                          -----------                         --------
           Norway -- 0.37%
    11,700 Norsk Hydro ASA (Manufacturing -Diversified)..........   $   394,684
    16,800 Norske Skogindustrier ASA (Paper & Related Products)..       489,545
                                                                    -----------
                                                                        884,229
                                                                    -----------
           Singapore -- 0.70%
    92,671 Singapore Press Holdings Ltd. (Broadcasting &
            Publishing)..........................................     1,010,530
   102,000 United Overseas Bank (Banking)........................       654,995
                                                                    -----------
                                                                      1,665,525
                                                                    -----------
           Spain -- 1.85%
    16,373 Banco Popular Espanol (Financial).....................     1,229,066
    88,608 Endesa-Empresa Nacional de Electric (Utilities).......     2,337,352
    19,011 Telefonica S.A. (Telecommunications)..................       841,584
    19,011 Telefonica S.A. Rights expiring 1/30/99
            (Telecommunications).................................        16,805
                                                                    -----------
                                                                      4,424,807
                                                                    -----------
           Sweden -- 3.92%
    65,910 Astra AB, Class - A (Pharmaceuticals).................     1,349,679
    90,380 Electroloux AB, Class - B (Appliances)................     1,560,011
    59,990 Ericsson LM, Class - B (Telecommunications)...........     1,432,575
    22,790 Investor AB, Class - B (Investment Companies).........     1,032,064
   117,290 Nordbanken Holding AB (Holding Company)...............       754,650
   106,160 Skandia Forsakrings AB (Multi-Line Insurance).........     1,628,785
    10,920 Svenska Handelsbanken, Class - A (Banking -
             Financial)..........................................       462,094
   311,370 Swedish Match AB (Tobacco)............................     1,136,527
                                                                    -----------
                                                                      9,356,385
                                                                    -----------
           Switzerland -- 7.33%
     1,602 Credit Suisse Group (Financial).......................       249,804
       213 Julius Baer Holding AG, Class - B (Banking)...........       705,211
     1,921 Nestle SA (Food Processing)...........................     4,165,789
     2,807 Novartis AG (Pharmaceuticals).........................     5,496,737
       260 Roche Holding AS - Genusshein (Pharmaceuticals).......     3,160,429
       677 Schw Rueckversicherungs (Insurance)...................     1,758,295
     4,770 Swisscom AG-REG (Telecommunications)..................     1,989,230
                                                                    -----------
                                                                     17,525,495
                                                                    -----------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
International Equity Portfolio
Portfolio of Investments (continued) -- December 31, 1998 (Unaudited)

                                  Security                           Value
  Shares                        Description                         (Note 2)
  ------                        -----------                         --------
           Common Stocks & Rights (continued)
           United Kingdom -- 21.56%
   103,150 Allied Zurich PLC (Insurance)........................  $  1,539,284
    72,000 Barclays PLC (Banking)...............................     1,544,470
    62,000 Billiton PLC (Oil & Gas).............................       122,916
    83,000 BOC Group PLC (Chemicals)*...........................     1,211,739
   141,100 Booker PLC (Food Processing).........................       145,133
    90,000 Boots Co. PLC (Merchandising)........................     1,525,209
    74,150 British American Tobacco PLC (Beverages & Tobacco)...       656,287
   204,468 British Petroleum Co. PLC
            (Oil & Gas).........................................     3,042,749
   764,235 British Steel PLC (Steel/Iron).......................     1,163,272
    54,000 Cable & Wireless PLC (Telecommunications)............       662,492
   144,053 Charter (Multi-Industries)...........................       779,091
   582,400 Coats Viyella (Textiles & Apparel)...................       260,876
   102,163 Diageo PLC (Wine & Spirits)..........................     1,144,899
    79,775 Fairview Holdings PLC (Construction & Housing).......       116,466
   566,000 FKI PLC (Electronics)................................     1,262,953
     6,500 Garban PLC (Financial Services)......................        24,910
   220,700 General Electric PLC (Electrical & Electronics)......     1,977,172
   105,800 Glaxo Welcome PLC (Pharmaceuticals)..................     3,617,530
   103,000 Greenalls Group PLC (Retail -Department Stores)......       545,100
       755 H.S.B.C. Holdings PLC (Financial Services)...........        20,504
   190,175 Hanson PLC (Food Processing).........................     1,499,422
   159,550 Hillsdown Holdings PLC (Food & Household Products)...       201,167
   222,200 House Of Fraser (Retail - Department Stores).........       191,688
   283,700 Lloyds TSB Group PLC (Financial).....................     4,014,734
   332,100 Marks & Spencer PLC (Retail - Department Stores).....     2,261,677
   315,100 Mirror Group PLC (Publishing & Printing).............       781,516
    65,700 National Westminster Bank (Financial)................     1,262,183
   128,000 Nycomed Amersham PLC (Health & Personal Care)........       881,265
    68,305 Peninsular & Oriental Steam Navigation Co.
            (Transportation)....................................       804,561
   195,500 Prudential Corp. PLC (Insurance).....................     2,946,592
   121,000 Reed International PLC (Publishing -Books)...........       960,540
    97,100 Rio Tinto PLC (Mining)...............................     1,117,962
   233,500 RJB Mining PLC (Mining)..............................       282,786

 Shares or
 Principal                        Security                            Value
   Amount                        Description                         (Note 2)
 ---------                       -----------                         --------
            United Kingdom (continued)
     80,480 Royal & Sun Alliance Insurance Group PLC
             (Insurance)........................................   $    649,560
     60,000 Sainsbury (J) PLC (Merchandising)...................        465,600
    197,400 Scottish Hydro (Utilities Electrical)...............      2,208,907
    161,000 Smithkline Beecham (Pharmaceuticals)................      2,252,990
    154,762 Smurfit (Jefferson) Group (Packaging)...............        277,291
     72,000 Tate & Lyle (Food Processing).......................        400,153
     79,775 Terranova Foods PLC (Food & Household Products).....        146,906
    779,800 Tesco (Retail - Grocery)............................      2,231,622
     67,466 Thames Water PLC (Business & Public Services).......      1,282,679
     73,600 Thames Water PLC, Class - B (Business & Public
             Services)..........................................         86,083
     65,000 United News & Media PLC (Publishing - Newspapers)...        561,284
     50,075 Vodafone (Telecommunications).......................        809,148
     84,922 Williams Holdings (Consumer Services)*..............        475,491
    120,000 Yorkshire Water PLC (Business & Public Services)....      1,099,922
                                                                   ------------
                                                                     51,516,781
                                                                   ------------
            Total -- Common Stocks & Rights
             (cost $209,060,289)................................    232,705,963
                                                                   ------------
            Short-Term Investments -- 1.10%
            United States -- 1.10%
 $2,400,000 Banker Trust Time Deposit, 4.75%, 1/4/99............      2,400,000
    232,427 Bankers Trust Weekly Time Deposit, 5.375%, 1/7/99...        232,427
                                                                   ------------
            Total -- Short-Term Investments (cost $2,632,427)...      2,632,427
                                                                   ------------
            Total Investments (cost $211,692,716) (a) --
              98.48%............................................    235,338,390
            Other Assets in Excess of Liabilities -- 1.52%......      3,621,369
                                                                   ------------
            Total Net Assets -- 100.00%.........................   $238,959,759
                                                                   ============

--------
*   Non-income producing securities.
(a) Represents cost for federal income tax purposes and differs from value of net unrealized appreciation of securities as follows:

   Unrealized appreciation........................................ $ 37,482,059
   Unrealized depreciation........................................  (13,836,385)
                                                                   ------------
   Net unrealized appreciation.................................... $ 23,645,674
                                                                   ============

ADR--American Depositary Receipt
PLC--Public Liability Company

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
International Equity Portfolio
Portfolio of Investments (continued) -- December 31, 1998 (Unaudited)

     Contract                                               Value on
      Amount                                   Settlement Origination     Value on     Appreciation
 (Local Currency)                                 Date        Date        12/31/98    (Depreciation)
 ---------------- Forward Exchange Contracts   ---------- ------------  ------------  --------------
                  Currency Purchased
      5,000,000   Canadian Dollar.........      2/19/99   $  3,294,676  $  3,256,905    ($  37,771)
      6,700,000   Danish Kroner...........      2/19/99        994,700     1,053,211        58,511
  1,290,000,000   Japanese Yen............      2/19/99     10,003,273    11,490,157     1,486,884
  2,220,000,000   Italian Lire............      2/19/99      1,351,203     1,345,210        (5,993)
    262,000,000   Portuguese Escudo.......      2/19/99      1,449,676     1,529,123        79,447
    500,000,000   Spanish Peseta..........      2/19/99      3,334,312     3,515,680       181,368
                                                          ------------  ------------    ----------
                   Total Currency Purchased               $ 20,427,840  $ 22,190,286    $1,762,446
                                                          ============  ============    ==========
                  Currency Sold
     (8,700,000)  British Pound...........      2/19/99   ($14,082,777) ($14,412,325)   ($ 329,548)
    (17,600,000)  Finnish Markka..........      2/19/99     (3,399,699)   (3,460,208)      (60,509)
    (10,200,000)  French Franc............      2/19/99     (1,793,817)   (1,823,024)      (29,207)
                                                          ------------  ------------    ----------
                   Total Currency Sold                    ($19,276,293) ($19,695,557)   ($ 419,264)
                                                          ============  ============    ==========

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Limited Duration Municipal Bond Portfolio
Portfolio of Investments -- December 31, 1998 (Unaudited)

 Principal                 Security                        Maturity    Value
   Amount                Description                Rate     Date    (Note 2)
 ---------               -----------                ----   --------  --------
            Municipal Bonds -- 101.03%
            Alabama -- 4.32%
 $  195,000 Alabama Housing Finance Authority
             (GNMA/FNMA).........................   5.100% 10/1/99  $   197,607
    275,000 Birmingham, Alabama North Medical
             Clinic, Escrowed to Maturity........   6.625%  4/1/00      285,656
     35,000 Homewood Alabama, Prerefunded 2/1/99
             @ 102...............................   8.250%  2/1/04       35,723
  1,715,000 Jefferson City Alabama Sewer
             Authority Revenue, Variable (FGIC)..   4.100%  2/1/27    1,715,000
    180,000 Pell City Alabama Industrial
             Development, Shelby Steel
             Fabricators, AMT (LOC)..............   7.700%  9/1/01      180,927
                                                                    -----------
                                                                      2,414,913
                                                                    -----------
            Arizona -- 0.67%
     70,000 Maricopa County Arizona Industrial
             Development Authority, Housing
             Facility Revenue, Escrowed to
             Maturity............................   6.750% 12/1/03       74,375
    300,000 Valley Housing Development Revenue,
             Section 8 Assistance................   8.000% 10/1/20      300,345
                                                                    -----------
                                                                        374,720
                                                                    -----------
            Arkansas -- 4.37%
     75,000 Arkansas State Development Finance
             Authority (FHA).....................   8.000% 8/15/11       80,063
  1,435,000 Arkansas State Development Finance
             Authority (MBIA)....................   5.100% 10/1/16    1,472,669
    450,000 Rogers Arkansas Sales & Use Tax
             Revenue.............................   5.000% 11/1/15      454,500
    268,806 Springdale Arkansas Residential
             Housing, Series A (FNMA)............   7.650%  9/1/11      289,974
    145,000 Washington County Hospital Revenue,
             Escrowed to Maturity (AMBAC)........   6.500%  1/1/00      147,408
                                                                    -----------
                                                                      2,444,614
                                                                    -----------
            California -- 3.11%
     40,000 California Health Facility Authority
             Revenue, Prerefunded 5/1/99 @ 102...   7.600%  6/1/15       41,369
    485,000 City of Vallejo Housing Authority,
             Multi-Family Housing Revenue,
             Mandatory Put 6/1/99 @ 100 (Surety
             Bond with Continental Casualty).....   5.000%  6/1/07      486,465
  1,115,000 Los Angeles California Multifamily
             Housing, Earthquake Rehabilitation
             Projects, Series A, AMT (FNMA)......   4.850%  7/1/02    1,135,906
     75,000 Los Angeles Community Redevelopment
             Agency Housing Revenue..............   5.500% 12/1/05       77,906
                                                                    -----------
                                                                      1,741,646
                                                                    -----------
            Colorado -- 0.99%
    215,000 Aurora Colorado Housing Authority,
             Single Family Mortgage Revenue......   7.300%  5/1/10      231,125
    180,000 Colorado Housing Finance Authority,
             AMT.................................   6.850%  8/1/22      184,500
     65,000 Commerce City Colorado Single Family
             Housing, Series A...................   6.875%  3/1/12       68,331
     70,000 Denver Colorado City & County
             Industrial Development Revenue
             (LOC)...............................   6.500%  6/1/99       70,633
                                                                    -----------
                                                                        554,589
                                                                    -----------
            Connecticut -- 0.22%
    120,000 Connecticut State Resource Recovery
             Authority...........................   7.625%  1/1/09      123,060
                                                                    -----------
            Delaware -- 0.15%
     75,000 Delaware Transit Authority, Escrowed
             to Maturity.........................   9.000%  7/1/01       81,375
                                                                    -----------
            Florida -- 0.98%
     45,000 Dade County, Florida Entitlement
             Revenue, Prerefunded 2/1/03 @ 103
             (AMBAC).............................   9.750%  2/1/03       48,304
    215,000 Dade County, Florida Health
             Facilities, Prerefunded 2/1/00 @ 102
             (FHA)...............................   7.600%  8/1/24      225,950
    251,658 Dade County, Florida Housing Finance
             Authority Single Mortgage Revenue,
             AMT (GNMA/FNMA).....................   6.100%  4/1/27      271,791
                                                                    -----------
                                                                        546,045
                                                                    -----------
            Georgia -- 1.38%
    120,000 Cobb County, Georgia Water & Sewer,
             Escrowed to Maturity................   9.500%  1/1/02      139,350
     80,000 Fulton County Georgia Housing
             Authority, Single-Family Revenue,
             AMT (GNMA)..........................   6.200%  3/1/13       84,100
    260,000 Gwinnett County, Development
             Authority, AMT (LOC)................   3.900%  3/1/99      260,200

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Limited Duration Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 1998 (Unaudited)

 Principal                Security                         Maturity    Value
   Amount                Description                Rate     Date    (Note 2)
 ---------               -----------                ----   --------  --------
            Municipal Bonds (continued)
            Georgia (continued)
 $  290,000 Gwinnett County, Development
             Authority, AMT (LOC)...............    4.050%   3/1/00 $   290,725
                                                                    -----------
                                                                        774,375
                                                                    -----------
            Illinois -- 5.47%
    270,000 Bloomingdale, Illinois Water & Sewer
             (MBIA).............................    7.800%   5/1/06     290,925
    500,000 Illinois Educational Facility
             Authority Revenue..................    4.600%  10/1/08     493,125
    775,000 Illinois Educational Facility
             Authority Revenue..................    5.000%  10/1/13     759,499
    550,000 Illinois Health Facilities Authority
             Revenue, Community Hospital of
             Ottawa Project.....................    6.750%  8/15/14     611,188
    100,000 Illinois State, General Obligation
             Bonds..............................    4.750%   8/1/99     100,101
    295,000 McDonough County, Hospital
             District...........................    4.100%   7/1/99     295,307
    500,000 St. Clair County Public Building
             Revenue, Escrowed to Maturity
             (MBIA).............................    8.000%  12/1/05     508,880
                                                                    -----------
                                                                      3,059,025
                                                                    -----------
            Indiana -- 6.49%
    225,000 Adams County Industrial Economic
             Development Revenue, AMT (LOC).....    7.450%   6/1/00     230,130
    915,000 Clark County Indiana Hospitals
             Association (MBIA).................    4.650%   3/1/07     933,300
  1,325,000 Lawrence Indiana Multifamily
             Revenue, AMT (FNMA)................    5.050%   1/1/08   1,374,688
  1,000,000 Mun-Del Building Corp. (AMBAC)......    7.000%   1/5/05   1,048,970
     40,000 Vigo County Indiana Hospital
             Authority Revenue, Prerefunded
             4/1/99 @ 100.......................   10.375%   4/1/10      40,674
                                                                    -----------
                                                                      3,627,762
                                                                    -----------
            Iowa -- 2.32%
  1,300,000 Iowa Finance Authority Commercial
             Development Revenue (LOC)..........    4.350%   8/1/03   1,298,375
                                                                    -----------
            Kansas -- 1.14%
    620,000 Manhattan Kansas Tax Increment
             Revenue, Central Business District
             Redevelopment, AMT (Asset GTY).....    5.000%  12/1/02     637,050
                                                                    -----------
            Kentucky -- 0.10%
     55,000 Kentucky State Pollution Authority,
             Escrowed to Maturity...............    5.900%   8/1/03      57,750
                                                                    -----------
            Louisiana -- 5.87%
    140,000 Calcasieu Parish Louisiana Public
             Transportation Authority...........    6.375%  11/1/02     147,700
     15,000 East Baton Rouge Parish Hospital,
             Escrowed to Maturity...............    6.200%  10/1/02      15,675
  2,500,000 Louisiana Public Facility Authority
             Revenue, Series A-1, Mandatory Put
             6/1/02 @ 100 (AMBAC)...............    5.000%  12/1/15   2,593,749
    195,000 Parish of Ouachita Louisiana
             Industrial Development (LOC).......    4.300%   8/1/99     195,550
    325,000 Parish of Ouachita Louisiana
             Industrial Development (LOC).......    4.800%   8/1/02     330,688
                                                                    -----------
                                                                      3,283,362
                                                                    -----------
            Maine -- 0.18%
    100,000 Maine Finance Authority Revenue, AMT
             (FSA)..............................    5.200%   7/1/18     101,125
                                                                    -----------
            Massachusetts -- 10.74%
     75,000 Boston, Water & Sewer, Escrowed to
             Maturity...........................   10.650%   1/1/99      75,000
    455,000 Massachusetts Finance Agency,
             Prerefunded 11/15/00 @ 102.........    8.400% 11/15/08     496,519
    210,000 Massachusetts State Development
             Financial Agency (Asset GTY).......    4.550%   9/1/08     209,475
    840,000 Massachusetts State Development
             Financial Agency (Asset GTY).......    4.850%   9/1/13     827,383
  1,500,000 Massachusetts State Housing Finance
             Authority, Variable (MBIA).........    4.100%  12/1/28   1,500,000
  2,900,000 Massachusetts State Housing Finance
             Authority, Series A10 (MBIA).......    4.100%  12/1/28   2,900,000
                                                                    -----------
                                                                      6,008,377
                                                                    -----------
            Michigan -- 4.04%
    500,000 Avondale School District............    5.800%   5/1/07     535,000

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Limited Duration Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 1998 (Unaudited)

 Principal                Security                         Maturity    Value
   Amount                Description                Rate     Date    (Note 2)
 ---------               -----------                ----   --------  --------
            Municipal Bonds (continued)
            Michigan (continued)
 $  455,000 Michigan State Housing Development
             Authority..........................   10.375%  4/1/10  $   496,519
  1,065,000 Michigan State Housing Development
             Authority, Home Improvement, Series
             B, AMT.............................    7.650% 12/1/12    1,104,522
    120,000 Michigan State Strategic Fund, AMT
             (FHA)..............................    6.000%  2/1/00      121,842
                                                                    -----------
                                                                      2,257,883
                                                                    -----------
            Minnesota -- 2.28%
    100,000 Dakota County, Minnesota, AMT
             (GNMA/FNMA)........................    5.200% 10/1/99      100,964
  1,145,000 Fridley Minnesota Community
             Development Revenue, Mandatory
             Tender 9/1/01 @ 100, AMT (LOC).....    5.375%  9/1/16    1,172,194
                                                                    -----------
                                                                      1,273,158
                                                                    -----------
            Mississippi -- 0.36%
    180,000 Jackson County, Port Improvement
             Projects, AMT......................    6.500%  5/1/99      181,754
     20,000 Mississippi Home Corp. Mortgage
             Access Program, Single-Family
             Mortgage Revenue, AMT (GNMA).......    4.500%  6/1/99       20,041
                                                                    -----------
                                                                        201,795
                                                                    -----------
            Missouri -- 0.56%
    290,000 St. Louis County, Single-Family
             Mortgage Revenue (AMBAC)...........    9.250% 10/1/16      312,475
                                                                    -----------
            Nebraska -- 5.98%
    100,000 Clay County Nebraska Individual
             Development Revenue, AMT (LOC).....    3.900% 3/15/00       99,875
    200,000 Clay County Nebraska Individual
             Development Revenue, AMT (LOC).....    4.100% 3/15/01      199,750
    310,000 Clay County Nebraska Individual
             Development Revenue, AMT (LOC).....    4.200% 3/15/02      309,613
    375,000 Clay County Nebraska Individual
             Development Revenue, AMT (LOC).....    4.300% 3/15/03      374,531
  1,000,000 Clay County Nebraska Individual
             Development Revenue, AMT (LOC).....    4.750% 3/15/09      997,500
    210,000 Consumer Public Power...............    5.100%  1/1/03      211,058
    135,000 Fillmore County Nebraska Individual
             Development Revenue, AMT (LOC).....    3.900% 12/1/00      134,663
    155,000 Fillmore County Nebraska Individual
             Development Revenue, AMT (LOC).....    4.200% 12/1/03      154,031
    150,000 Fillmore County Nebraska Individual
             Development Revenue, AMT (LOC).....    4.300% 12/1/04      148,875
    170,000 Fillmore County Nebraska Individual
             Development Revenue, AMT (LOC).....    4.400% 12/1/05      168,725
    175,000 Fillmore County Nebraska Individual
             Development Revenue, AMT (LOC).....    4.500% 12/1/06      173,469
    185,000 Fillmore County Nebraska Individual
             Development Revenue, AMT (LOC).....    4.600% 12/1/07      183,381
    190,000 Fillmore County Nebraska Individual
             Development Revenue, AMT (LOC).....    4.700% 12/1/08      188,100
                                                                    -----------
                                                                      3,343,571
                                                                    -----------
            Nevada -- 0.08%
     40,000 Washoe Nevada Housing and Finance
             (MBIA FHA221 (D) 4)................    6.875%  7/1/21       42,050
                                                                    -----------
            New Jersey -- 3.97%
  2,220,000 New Jersey Economic Development
             Authority Revenue, Optional Put
             12/1/02 @ 100......................    4.950% 12/1/28    2,220,000
                                                                    -----------
            New Mexico -- 0.45%
    250,000 Alamagordo Municipal School
             District...........................    7.125% 1/15/08      252,705
                                                                    -----------
            New York -- 7.46%
    425,000 Amherst New York Individual
             Development Agency (LOC)...........    4.500% 10/1/00      427,656
    445,000 Amherst New York Individual
             Development Agency (LOC)...........    4.650% 10/1/01      449,450
  1,500,000 New York City Municipal Water
             Finance, Variable (FGIC)...........    4.050% 6/15/30    1,500,000
  1,500,000 New York State Dormitory Authority
             Revenue, Variable (MBIA)...........    4.050%  7/1/24    1,500,000
    290,000 New York State Housing Finance
             Agency.............................    7.900% 11/1/99      294,814
                                                                    -----------
                                                                      4,171,920
                                                                    -----------
            North Carolina -- 0.36%
    180,000 Surry County North Carolina
             Industrial Facility & Pollution
             Control Authority Revenue..........    9.250% 12/1/02      200,250
                                                                    -----------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Limited Duration Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 1998 (Unaudited)

 Principal                Security                         Maturity    Value
   Amount                Description                Rate     Date    (Note 2)
 ---------               -----------                ----   --------  --------
            Municipal Bonds (continued)
            Ohio -- 0.65%
 $  140,000 Lucas County Ohio Hospital Revenue,
             Prerefunded 11/15/99 @ 102 (MBIA)..    6.750% 11/15/09 $   145,622
     95,000 Ohio State Air Quality Development
             Authority Revenue, Escrowed to
             Maturity...........................    7.875%  11/1/00      99,394
    105,000 Ohio State Water Development
             Authority Revenue, Escrowed to
             Maturity...........................    8.000%  12/1/04     118,650
                                                                    -----------
                                                                        363,666
                                                                    -----------
            Oklahoma -- 0.64%
    305,000 Oklahoma State Industrial Authority
             Revenue, Escrowed to Maturity......    6.250%  10/1/02     314,531
     40,000 Tulsa Oklahoma Industrial Authority
             Revenue, Escrowed to Maturity......    6.500%   4/1/07      43,550
                                                                    -----------
                                                                        358,081
                                                                    -----------
            Pennsylvania -- 12.34%
     40,000 Allegheny County Pennsylvania
             Hospital...........................    7.500%   8/1/13      35,500
    135,000 Allegheny County Pennsylvania
             Residential Finance Authority
             Revenue, AMT (GNMA)................    4.800%  11/1/07     136,688
    115,000 Athens Pennsylvania Area School
             Authority, Escrowed to Maturity....    6.250%   4/1/02     123,625
    195,000 Beaver County Pennsylvania
             Industrial Development Authority
             Pollution..........................    6.000%   5/1/07     195,400
    165,000 Catasauqua Pennsylvania Area School
             Authority, Escrowed to Maturity....    8.400%  2/15/01     173,456
    875,000 Clearfield Pennsylvania Hospital
             Authority Revenue, Clearfield
             Hospital Project...................    6.875%   6/1/16     954,844
     95,000 Dauphin County General Authority....    5.650%   1/1/99      95,000
     30,000 Edgewood Pennsylvania School
             District, Escrowed to Maturity.....    5.900%   8/1/99      30,053
    640,000 Hampton Township Pennsylvania.......    6.300%   6/1/02     673,600
    100,000 Harrisburg Pennsylvania, Escrowed to
             Maturity...........................    7.125%   4/1/99     100,930
    675,000 Lehigh County Pennsylvania
             Individual Development Authority
             Revenue, Escrowed to Maturity......    7.200% 12/15/01     705,375
    550,000 Metropolitan Lancaster Authority of
             Pennsylvania, Water Project Notes..    4.250%  2/15/00     550,622
     20,000 Pennsylvania Higher Education,
             Medical College, Prerefunded 3/1/99
             @ 102..............................    8.100%   3/1/00      20,465
    300,000 Pennsylvania State..................    6.375%  9/15/12     323,625
    535,000 Pennsylvania State Finance Authority
             Revenue, Municipal Capital Imports
             Program, (Inv Ag Sun America)......    6.600%  11/1/09     589,838
    220,000 Philadelphia Hospital & Higher
             Education Authority, Moss
             Rehabilitation Hospital Revenue
             (AMBAC)............................    6.900%   7/1/00     230,450
    510,000 Philadelphia Muni Authority,
             Prerefunded 4/1/00 @ 100 (FGIC)....    7.800%   4/1/18     537,413
     20,000 Radnor Township School Authority,
             Escrowed to Maturity...............    5.850% 10/15/01      20,275
  1,000,000 Sayre Pennsylvania Health Care
             Facilities Authority (AMBAC).......    6.800%   3/1/03   1,076,249
    110,000 Scranton Pennsylvania (Asset GTY)...    4.200% 11/15/99     110,818
    205,000 William Penn School District,
             Escrowed to Maturity...............    8.000%   8/1/00     219,094
                                                                    -----------
                                                                      6,903,320
                                                                    -----------
            Puerto Rico -- 0.05%
     25,000 Puerto Rico Commonwealth Aqueduct &
             Sewer Authority Revenue, Escrowed
             to Maturity........................    7.875%   7/1/99      25,571
                                                                    -----------
            Tennessee -- 2.90%
    400,000 Fayetteville & Lincoln Tennessee
             Industrial Development Board, AMT
             (LOC)..............................    5.000%   6/1/01     405,500
    350,000 Fayetteville & Lincoln Tennessee
             Industrial Development Board
             Revenue, AMT (LOC).................    4.750%   6/1/99     350,903
    160,000 Metro Government Nashville &
             Davidson County Industrial
             Development Board Revenue (FHA 221
             (D) 4).............................    6.250%   7/1/02     167,600
    300,000 Metro Government Nashville &
             Davidson County Industrial
             Development Board Revenue (FHA 221
             (D) 4).............................    6.250%   7/1/02     313,500
    365,000 Shelby County Tennessee Health &
             Housing (Asset GTY)................    6.000%  10/1/02     383,706
                                                                    -----------
                                                                      1,621,209
                                                                    -----------
            Texas -- 1.00%
    120,000 Austin Texas Water, Sewer and
             Electric Utilities.................   14.000% 11/15/01     138,750
    240,000 San Antonio Texas Electric & Gas,
             Prerefunded 2/1/99 @ 100 (FGIC)....    5.250%   2/1/00     240,317

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Limited Duration Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 1998 (Unaudited)

 Principal                Security                        Maturity    Value
   Amount                Description               Rate     Date    (Note 2)
 ---------               -----------               ----   --------  --------
            Municipal Bonds (continued)
            Texas (continued)
 $  175,000 Texas Water Resource Financial
             Authority, (Surety Bond with
             AMBAC).............................   7.000%  8/15/99 $   178,999
                                                                   -----------
                                                                       558,066
                                                                   -----------
            Virginia -- 1.86%
    250,000 Newport News Virginia New Publishing
             Housing Authority Revenue,
             Mandatory Put 9/1/99 @ 100, AMT....   7.125%   9/1/19     250,243
    500,000 Virginia Beach......................   5.700%  10/1/00     510,025
    275,000 Virginia State Water & Sewer
             Revenue, Series B (FNMA GIC).......   8.700%  11/1/11     279,738
                                                                   -----------
                                                                     1,040,006
                                                                   -----------
            Washington -- 7.30%
  2,750,000 Washington State Health Care
             Facilities Authority Revenue
             (LOC)..............................   7.875%  12/1/09   2,925,312
  1,150,000 Washington State Housing Finance
             Community, Variable, Mandatory Put
             7/1/08 @ 100, AMT (LOC)............   4.900%   7/1/30   1,154,313
                                                                   -----------
                                                                     4,079,625
                                                                   -----------
            Wisconsin -- 0.25%
     45,000 Madison Wisconsin Hospital Revenue,
             Escrowed to Maturity...............   7.000%   6/1/00      46,856
     90,000 Wisconsin Housing & Economic
             Development Authority, AMT.........   7.300%   9/1/99      91,060
                                                                   -----------
                                                                       137,916
                                                                   -----------
            Total -- Municipal Bonds (cost
             $56,033,133).......................                    56,491,430
                                                                   -----------
            Short-Term Investments -- 0.05%
     25,273 Provident Municipal Money Market,
             Tax-Free Money Market..............   3.540% 12/31/99      25,273
                                                                   -----------
            Total -- Short-Term Investments
             (cost $25,273).....................                        25,273
                                                                   -----------
            Total Investments (cost $56,058,406)
             (a) -- 101.08%.....................                    56,516,703
                                                                   -----------
            Liabilities in Excess of Other
             Assets -- (1.08)%..................                      (603,283)
                                                                   -----------
            Total Net Assets -- 100.00%.........                   $55,913,420
                                                                   ===========

--------
(a) Represents cost for federal income tax purposes and differs from value of net unrealized appreciation of securities as follows:

   Unrealized appreciation........................................... $536,156
   Unrealized depreciation...........................................  (77,859)
                                                                      --------
   Net unrealized appreciation....................................... $458,297
                                                                      ========

AMT--Alternative Minimum Tax
AMBAC--AMBAC Indemnity Corporation
FGIC--Financial Guaranty Insurance Company
FHA--Federal Housing Authority
FNMA--Federal National Mortgage Association
FSA--Financial Security Assurance, Inc.
GIC--Guaranteed Investment Contract
GNMA--Government National Mortgage Association
GTY--Guaranteed
LOC--Letter of Credit
MBIA--Municipal Bond Insurance Association

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Fixed Income Portfolio
Portfolio of Investments -- December 31, 1998 (Unaudited)

 Principal                 Security                        Maturity    Value
   Amount                Description                Rate     Date    (Note 2)
 ---------               -----------                ----   --------  --------
            Asset Backed Securities -- 17.18%
 $1,290,000 Amresco Residential Securities
             Mortgage Loan.......................   7.175%  6/25/27 $ 1,324,675
  1,165,000 Barnett Auto Trust...................   6.180%  9/15/02   1,190,956
    365,000 Chase Manhattan Credit Card Master
             Trust, Series 1996-3A...............   7.040%  2/15/05     379,742
    625,000 Chemical Master Credit Card Trust,
             Series 1995-3, Class A..............   6.230%  4/15/05     635,313
    655,000 Citibank Credit Card Master Trust,
             Series 1998-6, Class A..............   5.850%  4/10/03     662,958
  2,000,000 Contimortgage Home Equity Loan Trust,
             Series 1997-3, A4...................   6.820%  5/15/12   2,045,100
    260,000 Discover Card Master Trust, Series
             1998-4, Class A.....................   5.750% 10/16/03     262,795
  1,025,000 First Omni Credit Card Master Trust,
             Series 1996-A, Class A..............   6.650%  9/15/03   1,040,795
  1,640,000 First USA Credit Card Master Trust,
             Series 1997-6, Class A..............   6.420%  3/17/05   1,677,573
    370,000 Green Tree Home Improvement Loan
             Trust, Series 1996 - F HEA3.........   6.900%  1/15/28     374,736
    373,641 Green Tree Home Improvement Loan
             Trust, Series 1997 - D HEA3.........   6.390%  9/15/28     381,708
  1,575,000 Leasing Solution Leasing Trust 98-1
             A2..................................   5.780%  9/20/03   1,575,000
    415,000 Provident Bank Home Equity Loan
             Trust, Series 1998-2, A7............   5.804%  6/25/28     407,089
    815,000 Southern Pacific Secured Assets
             Corp., Series 1998-1, A5............   6.460%  1/25/26     822,571
  1,375,000 Union Acceptance Corp., Series 1997-
             C, Class A3.........................   6.490%   1/8/05   1,404,398
  1,400,000 WESTO 98-C A4........................   5.750%  8/20/03   1,438,276
    465,000 World Omni Automobile Lease, Series
             1997-B, Class A4....................   6.200% 11/25/03     470,441
                                                                    -----------
            Total -- Asset Backed Securities
             (cost $15,969,730)..................                    16,094,126
                                                                    -----------
            Collateralized Mortgage
             Obligations -- 20.21%
    205,000 Associates Manufactured Housing Pass
             Through, 1996-1, A4.................   7.300%  3/15/27     211,412
    290,000 Associates Manufactured Housing Pass
             Through, 1996-1, A5.................   7.600%  3/15/27     300,576
    740,000 Associates Manufactured Housing Pass
             Through, 1997-2, A5.................   6.675%  3/15/28     757,286
    970,000 Bankamerica Manufactured Housing
             Contract, 1996-1, A4................   7.300% 10/10/26   1,073,936
    124,457 Chase Mortgage Finance Corp., Series
             1994-6, A3..........................   6.750%  4/25/25     123,939
     68,527 Drexal Burnham Lambert CMO Trust,
             Series 1, Class 3...................   8.450%  1/20/19      69,340
    135,000 GE Capital Mortgage Services, Inc.,
             Series 1993-14, A7..................   6.500% 11/25/23     129,076
    190,000 GE Capital Mortgage Services, Inc.,
             Series 1994-10, A10.................   6.500%  3/25/24     186,086
    237,288 GE Capital Mortgage Services, Inc.,
             Series 1997-7, A7...................   7.500%  8/25/27     240,322
  1,383,403 Goldman Sachs Mortgage Securities
             Corp. II 98-C1 A1...................   6.060% 10/18/30   1,401,207
    345,000 Green Tree Financial Corp., Series
             1994-6, A5..........................   8.250%  1/15/20     355,236
    690,000 Green Tree Financial Corp., Series
             1998-2, B1..........................   7.360%  10/1/20     680,181
    480,000 Green Tree Financial Corp., Series
             1996-2, A4..........................   7.200%  4/15/27     495,514
    340,000 Green Tree Financial Corp., Series
             1996-4, A6..........................   7.400%  6/15/27     375,635
    305,000 Green Tree Financial Corp., Series
             1996-5, A5..........................   7.450%  7/15/27     321,687
    270,000 Green Tree Financial Corp., Series
             1996-8, A6..........................   7.600% 10/15/27     309,803
    480,000 Green Tree Financial Corp., Series
             1997-3, B1..........................   7.510%  7/15/28     470,266
    755,000 Green Tree Financial Corp., Series
             1997-6, B1..........................   7.170%  1/15/29     812,335
    825,000 Green Tree Financial Corp., Series
             1997-5, A6..........................   6.820%  5/15/29     890,951
    780,000 Green Tree Financial Corp., Series
             1998-4, B1..........................   7.260%   2/1/30     764,041
    690,000 Merrill Lynch Mortgage Investors,
             Inc., Series 1990-C, B..............   9.700%  6/15/10     740,348
    425,947 Merrill Lynch Mortgage Investors,
             Inc., Series 1995-C1, A.............   7.249%  5/25/15     442,852
  1,387,718 Nationslink Funding Corp. 98-2 A1....   6.000% 11/20/07   1,402,317
    635,000 New York City Mortgage Loan Trust,
             Series 1996, A3, 144A...............   6.750%  9/25/19     642,541
    569,649 Norwest Asset Securities Corp.,
             Series 1996-2, A6...................   7.000%  9/25/11     573,272
  1,270,000 Norwest Asset Securities Corp.,
             Series 1997-14, A2..................   6.750% 10/25/27   1,277,176
    280,000 Oakwood Mortgage Investors, Inc.,
             Series 1996-B, A3...................   7.100% 10/15/26     299,485
    370,000 Oakwood Mortgage Investors, Inc.,
             Series 1996-B, A4...................   7.350% 10/15/26     379,620
  1,375,000 Paine Webber Mortgage Acceptance
             Corp., Series 1995-M1, A............   6.700%  1/15/07   1,399,923
    179,374 PNC Mortgage Securities Corp., Series
             1997-6, A2..........................   6.600%  7/25/27     180,368
    275,000 Prudential Home Mortgage Securities,
             Series 1994-12, A7..................   6.050%  4/25/24     254,601
    390,000 Prudential Home Mortgage Securities,
             Series 1994-17, A5..................   6.250%  4/25/24     376,678

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Fixed Income Portfolio
Portfolio of Investments (continued) -- December 31, 1998 (Unaudited)

 Principal                Security                         Maturity    Value
   Amount                Description                Rate     Date    (Note 2)
 ---------               -----------                ----   --------  --------
            Collateralized Mortgage Obligations
             (continued)
 $  142,813 Residential Accredit Loans, Inc.,
             Series 1996-QS-1, AI4..............    7.500%  8/25/26 $   142,203
     80,169 Residential Accredit Loans, Inc.,
             Series 1997-QS-1, A2...............    7.250%  5/25/27      80,061
    346,549 Residential Accredit Loans, Inc.,
             Series 1997-QS-1, A4...............    7.250%  6/25/27     346,899
    428,187 Residential Asset Securitization
             Trust, Series 1997-A4, A3..........    7.250%  6/25/27     428,242
                                                                    -----------
            Total -- Collateralized Mortgage
             Obligations (cost $18,783,925).....                     18,935,415
                                                                    -----------
            Corporate Bonds -- 28.95%
    625,000 American United Life Insurance Co.,
             144A...............................    7.750%  3/30/26     678,906
  1,400,000 Archstone Community Trust...........    7.200%  4/15/03   1,382,500
  1,980,000 Bear Stearns Co.....................    8.750%  3/15/04   2,210,175
    550,000 BFC Finance Corp., Series 1996-A....    7.375%  12/1/17     603,526
    825,000 Cincinnati Financial................    6.900%  5/15/28     835,313
  1,080,000 Columbus Southern Power.............    6.550%  6/26/08   1,139,400
    890,000 Dobie Center Properties, Ltd.,
             144A...............................    6.410%   5/1/08     890,000
    950,000 Dobie Center Properties, Ltd.,
             144A...............................    6.460%   5/1/09     950,000
  1,680,000 DPM Trust...........................    6.161% 12/15/03   1,736,700
    704,000 Eastern Energy Limited..............    6.750%  12/1/06     737,440
  1,550,000 ERAC USA Finance, 144A..............    6.375%  5/15/03   1,550,000
    375,000 Executive Risk Capital Trust, Series
             B..................................    8.675%   2/1/27     407,344
    620,000 Farmers Insurance Exchange, 144A....    8.625%   5/1/24     738,575
    825,000 First American Financial............    7.550%   4/1/28     875,530
    205,000 Household Financial Corp............    5.875%  11/1/02     204,744
    825,000 Household Financial Corp., MTN......    6.125%  2/27/03     826,650
    575,000 HSBC America Capital Trust, 144A....    7.808% 12/15/26     553,438
    950,000 HSBC Americas, Inc..................    7.000%  11/1/06   1,005,813
  1,075,000 Jackson National Life Insurance,
             144A...............................    8.150%  3/15/27   1,218,780
    325,000 Lehman Brothers, Inc................   11.625%  5/15/05     408,688
    365,000 Life Reinsurance Capital Trust,
             144A...............................    8.720%  6/15/27     417,925
    220,000 Lumbermans Mutual Casualty, 144A....    8.300%  12/1/37     236,225
    345,000 Mellon Capital II, Series B.........    7.995%  1/15/27     389,419
    275,000 Ohio National Life Insurance, 144A..    8.500%  5/15/26     323,125
    715,000 Paine Webber Group..................    6.750%   2/1/06     724,831
    915,000 Paine Webber Group, MTN.............    6.650% 10/15/02     927,582
    240,000 Paine Webber Group, MTN.............    6.790%  10/4/04     245,100
  1,240,000 PEMEX Finance, Ltd., 144A...........    6.300%  5/15/10   1,224,500
  1,895,000 PP&L Capital Funding, Inc., MTN.....    6.790% 11/22/04   1,940,005
    810,000 Prudential Insurance Co., 144A......    6.875%  4/15/03     845,438
    345,000 Puget Sound Energy, MTN.............    6.740%  6/15/18     350,175
    495,000 Union Central Life, 144A............    8.200%  11/1/26     555,639
                                                                    -----------
            Total -- Corporate Bonds (cost
             $26,959,009).......................                     27,133,486
                                                                    -----------
            Monthly Demand Notes -- 0.27%
            Tennessee -- 0.27%
    250,000 Maury County TN Health & Educational
             Facilities (LOC - Bank One Texas
             N.A.)..............................    5.650%  12/1/00     250,000
                                                                    -----------
            Total -- Monthly Demand Notes (cost
             $250,000)..........................                        250,000
                                                                    -----------
            Repurchase Agreements -- 1.43%
  1,340,647 SEI Tri Party Repurchase Agreement,
             dated 12/31/98, with a maturity
             value of $1,341,200 (Collateralized
             by $1,343,297 U.S. Treasury Note,
             11.25%, 02/15/15; market value
             $1,371,264)........................    4.950%   1/4/99   1,340,647
                                                                    -----------
            Total -- Repurchase Agreements (cost
             $1,340,647)........................                      1,340,647
                                                                    -----------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Fixed Income Portfolio
Portfolio of Investments (continued) -- December 31, 1998 (Unaudited)

 Principal                Security                         Maturity    Value
   Amount                Description                Rate     Date    (Note 2)
 ---------               -----------                ----   --------  --------
            Taxable Municipal Bond -- 3.27%
            Florida -- 0.08%
 $   70,000 Dade County FL Aviation Revenue,
             Series C, AMBAC....................    8.650%  10/1/03 $    79,275
                                                                    -----------
            Georgia -- 0.36%
  1,277,148 Atlanta GA Urban Residential Finance
             Authority, RB, FNMA................    7.870%  10/1/16     333,655
                                                                    -----------
            Mississippi -- 0.24%
    565,000 Mississippi Home Corp. Residual
             Revenue, FHA.......................    7.290%  12/1/12     221,763
                                                                    -----------
            New York -- 0.17%
     65,000 Montgomery County NY Industrial
             Development Agency (LOC - Federal
             Home Loan Bank NY).................    5.700%   5/1/25      65,000
      5,000 New York NY General Obligation
             Unlimited..........................    1.360%   8/1/01       4,519
     20,000 New York NY General Obligation
             Unlimited..........................   10.500% 11/15/13      17,600
     25,000 New York NY General Obligation
             Unlimited, Series D................   10.000%   8/1/06      28,531
     40,000 New York NY General Obligation
             Unlimited, Series F................   10.500% 11/15/01      46,250
                                                                    -----------
                                                                        161,900
                                                                    -----------
            Pennsylvania -- 2.42%
    630,000 Allegheny County PA Residential
             Finance Authority, RB, FHA.........    7.720%   8/1/28      71,662
  2,110,000 Norristown PA, Series 1998..........    7.000% 10/15/18   2,197,037
                                                                    -----------
                                                                      2,268,699
                                                                    -----------
            Total -- Taxable Municipal Bond
             (cost $2,947,678)..................                      3,065,292
                                                                    -----------
            U.S. Government Agency Mortgages --
              10.40%
    288,561 Federal Home Loan Mortgage Corp.,
             Series 1462, Class PT..............    7.500%  1/15/03     300,259
    145,000 Federal Home Loan Mortgage Corp.,
             Series 1496, Class KB..............    6.500%  5/15/08     146,958
    437,760 Federal Home Loan Mortgage Corp.,
             Series 2071, Class EV..............    6.500%  4/15/09     449,863
     23,032 Federal Home Loan Mortgage Corp.,
             Series 32, Class PD................    6.350%  3/25/15      22,943
     96,582 Federal Home Loan Mortgage Corp.,
             Series 1633, Class PE..............    5.750% 10/15/17      96,680
    205,000 Federal National Mortgage Assoc.,
             Series G92-39, Class Q.............    7.000%  3/25/01     206,544
     77,644 Federal National Mortgage Assoc.,
             Pool # 303387......................    8.000%   7/1/02      79,657
    254,703 Federal National Mortgage Assoc.,
             Series G93-31, Class G.............    7.000%  1/25/03     259,241
    550,000 Federal National Mortgage Assoc.,
             Series 1992-100, Class M...........    8.500%  6/25/05     557,761
    430,000 Federal National Mortgage Assoc.,
             Series 1994-92, Class DE...........    7.500%  7/25/07     445,807
  1,430,000 Federal National Mortgage Assoc.,
             Series 1997-M2, Class B............    7.350%  2/17/08   1,513,566
  1,255,000 Federal National Mortgage Assoc.,
             Series 1995-2, Class H.............    8.500%  6/25/10   1,312,793
  1,900,000 Federal National Mortgage Assoc.,
             Series 1995-M1, Class B............    6.840%  7/25/10   1,964,542
    945,000 Federal National Mortgage Assoc.,
             Series 1997-32, Class PB...........    6.500%  3/25/15     956,869
    365,000 Federal National Mortgage Assoc.,
             Series 1997-40, Class PE...........    6.750%  7/18/19     371,304
    235,000 Federal National Mortgage Assoc.,
             Series 1992-43, Class E............    7.500%  4/25/22     238,372
    455,000 Federal National Mortgage Assoc.,
             Series 1996-12, Class C............    6.500%  3/25/23     463,386
    180,000 Federal National Mortgage Assoc.,
             Series 1996-23, Class D............    6.500% 10/25/23     183,456
    170,842 Federal National Mortgage Assoc.,
             Series 1995-M2, Class B............    6.700%  5/25/28     174,515
                                                                    -----------
            Total -- U.S. Government Agency
             Mortgages (cost $9,710,771)........                      9,744,516
                                                                    -----------
            U.S. Treasury Bonds -- 9.06%
  2,500,000 U.S. Treasury Bonds.................    8.125%  8/15/19   3,339,125
  3,850,000 U.S. Treasury Bonds.................    8.000% 11/15/21   5,146,372
                                                                    -----------
            Total -- U.S. Treasury Bonds (cost
             $8,501,041)........................                      8,485,497
                                                                    -----------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Fixed Income Portfolio
Portfolio of Investments (continued) -- December 31, 1998 (Unaudited)

 Principal                 Security                        Maturity    Value
   Amount                Description                Rate     Date    (Note 2)
 ---------               -----------                ----   --------  --------
            U.S. Treasury Notes -- 8.11%
 $1,841,000 U.S. Treasury Notes..................   5.750%  9/30/99 $ 1,855,728
    640,000 U.S. Treasury Notes..................   6.500%  5/31/01     667,040
  4,382,000 U.S. Treasury Notes..................   7.875% 11/15/04   5,074,750
                                                                    -----------
            Total -- U.S. Treasury Notes (cost
             $7,581,895).........................                     7,597,518
                                                                    -----------
            Weekly Demand Notes -- 0.32%
            Kentucky -- 0.11%
    100,000 Morgantown KY Health Care Facilities
             (LOC - Bank One Texas N.A.).........   5.650%  12/1/99     100,000
                                                                    -----------
            Texas -- 0.21%
    200,000 Bell County Texas Health Facilities
             Development Corp. (LOC - Bank One
             Texas N.A.).........................   5.650%  12/1/00     200,000
                                                                    -----------
            Total -- Weekly Demand Notes (cost
             $300,000)...........................                       300,000
                                                                    -----------
            Total Investments (cost $92,344,696)
             (a) -- 99.20%.......................                    92,946,497
            Other Assets in Excess of
             Liabilities -- 0.80%................                       748,303
                                                                    -----------
            Total Net Assets -- 100.00%..........                   $93,694,800
                                                                    ===========

--------
(a) Represents cost for federal income tax purposes and differs from value of net unrealized appreciation of securities as follows:

   Unrealized appreciation........................................... $ 943,337
   Unrealized depreciation...........................................  (341,536)
                                                                      ---------
   Net unrealized appreciation....................................... $ 601,801
                                                                      =========

AMBAC--AMBAC Indemnity Corporation
FHA--Federal Housing Authority
FNMA--Federal National Mortgage Association
GNMA--Government National Mortgage Association
LOC--Letter of Credit
MTN--Medium Term Note

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments -- December 31, 1998 (Unaudited)

 Principal                 Security                        Maturity    Value
   Amount                Description                Rate     Date    (Note 2)
 ---------               -----------                ----   --------  --------
            Municipal Bonds -- 100.42%
            Alabama -- 0.39%
 $  165,000 Alabama Housing Financial Authority,
             AMT.................................   5.650%  6/1/08  $   176,962
     25,000 Lauderdale County & Florence Alabama,
             ETM.................................   7.000%  7/1/07       30,094
     30,000 Morgan County - Decatur Alabama
             General Hospital, Prerefunded 3/1/99
             @ 102...............................   7.875%  3/1/13       30,811
                                                                    -----------
                                                                        237,867
                                                                    -----------
            Arizona -- 2.79%
  1,000,000 Arizona Health Facilities Authority
             Hospital,...........................   6.250%  9/1/11    1,088,749
     65,000 Coconino County Arizona United School
             District (AMBAC) ...................   5.000%  7/1/01       67,112
     15,000 Maricopa County Arizona Hospital
             Revenue, ETM........................   7.125% 10/1/02       15,638
     10,000 Maricopa County Arizona Industrial
             Development Authority (Asset GTY)...   4.900%  5/1/06       10,063
     10,000 Maricopa County Arizona Industrial
             Development Authority (Asset GTY)...   5.000%  5/1/07       10,075
     25,000 Maricopa County Arizona Industrial
             Development Authority (Asset GTY)...   5.300%  5/1/13       25,250
     35,000 Maricopa County Arizona Industrial
             Development Authority (FSA).........   7.000% 12/1/00       36,400
     35,000 Pinal County Arizona Community
             College (AMBAC).....................   5.250%  7/1/05       37,450
     25,000 Pinal County Arizona Community
             College (AMBAC).....................   5.400%  7/1/05       26,938
     60,000 Pinal County Arizona Community
             College (AMBAC).....................   5.250%  7/1/06       64,125
     25,000 Pinal County Arizona Community
             College (AMBAC).....................   5.300%  7/1/06       26,813
     25,000 Pinal County Arizona Community
             College (AMBAC).....................   5.200%  7/1/07       26,781
     60,000 Pinal County Arizona Community
             College (AMBAC).....................   5.250%  7/1/07       64,500
     65,000 Pinal County Arizona Community
             College (AMBAC).....................   5.250%  7/1/08       70,037
     25,000 Pinal County Arizona Community
             College (AMBAC).....................   4.750%  7/1/09       25,938
     45,000 Pinal County Arizona Community
             College (AMBAC).....................   4.800%  7/1/09       46,913
     75,000 Santa Cruz County Arizona Individual
             Development Authority, Optional Put
             8/1/07 @ 100........................   4.750%  8/1/20       75,749
                                                                    -----------
                                                                      1,718,531
                                                                    -----------
            Arkansas -- 1.41%
    325,000 Arkansas State Development Finance
             Authority Multi-Family Mortgage,
             Refunding Series A (MBIA)...........   5.450%  7/1/24      327,164
     19,947 Drew County Arkansas Public Facility
             Board, Single Family, Series A-2
             (FNMA)..............................   7.900%  8/1/11       21,567
     55,000 Fayetteville Arkansas Public
             Facilities Board Refunding..........   7.250%  4/1/11       59,400
     10,000 Jefferson County Arkansas Health
             Care, 1978 Conventional, ETM........   7.400% 12/1/10       11,788
     14,856 Lonoke County Arkansas Residential
             Housing Refunding Series B,
             Facilities Board - Single Family
             Mtge. Revenue.......................   7.375%  4/1/11       15,989
     50,000 Mississippi County Arkansas Public
             Facilities Refunding Series 1.......   7.200% 7/15/10       55,438
    315,000 North Little Rock Arkansas
             Residential Housing, Capital
             Appreciation, Sub-Mortgage..........   6.820% 12/1/10      140,963
    165,000 Rogers Arkansas Sales & Use Tax
             Revenue.............................   5.350% 11/1/11      175,518
     40,000 Saline County Arkansas Residential
             Housing.............................   7.875%  3/1/11       42,900
     14,569 Stuttgart Arkansas Public Facilities
             Board Refunding, Single Family
             Mortgage, Series B..................   7.750%  9/1/11       15,588
                                                                    -----------
                                                                        866,315
                                                                    -----------
            California -- 4.25%
    600,000 Abag Finance Authority for Non-Profit
             Companies, American Baptists Homes..   5.500% 10/1/07      611,250
      5,000 Atwater California Redevelopment
             Agency Tax Allocation, Downtown
             Redevelopment Project, Series A
             (ACA)...............................   5.500%  6/1/04        5,294
      5,000 Atwater California Redevelopment
             Agency Tax Allocation, Downtown
             Redevelopment Project, Series A
             (ACA)...............................   5.500%  6/1/03        5,263
      5,000 Atwater California Redevelopment
             Agency Tax Allocation, Downtown
             Redevelopment Project, Series A
             (ACA)...............................   5.500%  6/1/02        5,219
      5,000 Atwater California Redevelopment
             Agency Tax Allocation, Downtown
             Redevelopment Project, Series A
             (ACA)...............................   5.500%  6/1/99        5,042
      5,000 Atwater California Redevelopment
             Agency Tax Allocation, Downtown
             Redevelopment Project, Series A
             (ACA)...............................   5.500%  6/1/00        5,113

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 1998 (Unaudited)

 Principal                 Security                         Maturity    Value
   Amount                 Description                Rate     Date    (Note 2)
 ---------                -----------                ----   --------  --------
            Municipal Bonds (continued)
            California (continued)
 $    5,000 Atwater California Redevelopment
             Agency Tax Allocation, Downtown
             Redevelopment Project, Series A
             (ACA)................................   5.500%  6/1/01  $     5,169
      5,000 Atwater California Redevelopment
             Agency Tax Allocation, Downtown
             Redevelopment Project, Series A
             (ACA)................................   4.900%  6/1/06        5,131
      5,000 Atwater California Redevelopment
             Agency Tax Allocation, Downtown
             Redevelopment Project, Series A
             (ACA)................................   5.000%  6/1/07        5,169
      5,000 Atwater California Redevelopment
             Agency Tax Allocation, Downtown
             Redevelopment Project, Series A
             (ACA)................................   5.050%  6/1/08        5,169
      5,000 Atwater California Redevelopment
             Agency Tax Allocation, Downtown
             Redevelopment Project, Series A
             (ACA)................................   5.100%  6/1/09        5,163
      5,000 Atwater California Redevelopment
             Agency Tax Allocation, Downtown
             Redevelopment Project, Series A
             (ACA)................................   5.150%  6/1/10        5,156
      5,000 Atwater California Redevelopment
             Agency Tax Allocation, Downtown
             Redevelopment Project, Series A
             (ACA)................................   5.200%  6/1/11        5,131
      5,000 Atwater California Redevelopment
             Agency Tax Allocation, Downtown
             Redevelopment Project, Series A
             (ACA)................................   5.300%  6/1/12        5,175
      5,000 Atwater California Redevelopment
             Agency Tax Allocation, Downtown
             Redevelopment Project, Series A
             (ACA)................................   5.300%  6/1/13        5,131
     10,000 Atwater California Redevelopment
             Agency Tax Allocation, Downtown
             Redevelopment Project, Series A
             (ACA)................................   5.300%  6/1/14       10,188
     10,000 Atwater California Redevelopment
             Agency Tax Allocation, Downtown
             Redevelopment Project, Series A
             (ACA)................................   5.400%  6/1/15       10,238
     10,000 Atwater California Redevelopment
             Agency Tax Allocation, Downtown
             Redevelopment Project, Series A
             (ACA)................................   5.400%  6/1/16       10,188
     10,000 Atwater California Redevelopment
             Agency Tax Allocation, Downtown
             Redevelopment Project, Series A
             (ACA)................................   5.400%  6/1/17       10,138
     10,000 Atwater California Redevelopment
             Agency Tax Allocation, Downtown
             Redevelopment Project, Series A
             (ACA)................................   5.400%  6/1/18       10,125
     10,000 Atwater California Redevelopment
             Agency Tax Allocation, Downtown
             Redevelopment Project, Series A
             (ACA)................................   5.500%  6/1/19       10,263
     10,000 Atwater California Redevelopment
             Agency Tax Allocation, Downtown
             Redevelopment Project, Series A
             (ACA)................................   5.500%  6/1/20       10,263
     10,000 Atwater California Redevelopment
             Agency Tax Allocation, Downtown
             Redevelopment Project, Series A
             (ACA)................................   5.500%  6/1/21       10,263
     10,000 Atwater California Redevelopment
             Agency Tax Allocation, Downtown
             Redevelopment Project, Series A
             (ACA)................................   5.500%  6/1/22       10,263
      5,000 Atwater California Redevelopment
             Agency Tax Allocation, Downtown
             Redevelopment Project, Series A
             (ACA)................................   5.500%  6/1/05        5,313
     65,000 Delta County California Home Mortgage
             Finance, AMT (GNMA/FNMA).............   6.700%  6/1/24       71,662
     15,000 Emeryville, California Redevelopment
             Agency, ETM..........................   7.500%  9/1/11       17,906
     55,000 Fairfield California Certificates of
             Participation, Prerefunded 8/1/00 @
             100..................................  10.750%  8/1/07       61,050
     20,000 Fresno California Housing Authority,
             Multifamily Housing Central Valley
             Coalition Projects, AMT (FNMA).......   5.150%  8/1/07       20,675
     10,000 Fresno California Housing Authority,
             Multifamily Housing Central Valley
             Coalition Projects, AMT (FNMA).......   5.150%  8/1/07       10,338
     35,000 Fresno California Multifamily Housing
             Revenue, Woodlands Apartments
             Projects (GNMA)......................   6.650% 5/20/08       38,850
    240,000 Los Angeles California Community
             Redevelopment, Angelus Plaza Project
             Series A (FNMA)......................   7.400% 6/15/10      271,499
     20,000 Los Angeles California Community
             Redevelopment, Monterey Hills
             Redevelopment Project................   8.650% 12/1/22       23,025
    300,000 Los Angeles California Multi-Family
             Housing, Earthquake Rehabilitation
             Projects, Mandatory Put 12/1/07 @
             100, AMT (FNMA)......................   5.850% 12/1/28      325,124


See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 1998 (Unaudited)

 Principal                Security                         Maturity    Value
   Amount                Description                Rate     Date    (Note 2)
 ---------               -----------                ----   --------  --------
            Municipal Bonds (continued)
            California (continued)
 $  195,000 Los Angeles California Multifamily
             Housing, Earthquake Rehabilitation
             Projects, Series A, AMT (FNMA).....    4.850%  7/1/02  $   198,656
     15,000 Los Angeles California Regional
             Airports...........................   10.000%  1/1/01       16,800
    130,000 Los Angeles California Multi-Family
             Housing, Earthquake Rehabilitation
             Projects, Series A, AMT (FNMA).....    5.700% 12/1/28      136,987
    205,000 Pleasant Hill California Multi-
             Family Housing, Ellinswood
             Apartments Projects, Mandatory Put
             10/1/05 @ 100 (FNMA)...............    5.300% 10/1/20      216,787
    120,000 Riverside County California Housing
             Authority Breezewood Apartments
             Project, Series B (MBIA)...........    5.000%  6/1/19      117,149
     70,000 Sacramento California Municipal
             Utility District, Series M, ETM....    8.750%  4/1/03       77,437
     15,000 Southern California Home Finance
             Authority, GNMA & FNMA Mortgage
             Backed Securities Project, AMT.....    6.900% 10/1/24       15,788
    205,000 Vista California Multi-Family
             Housing Revenue, Peepperwood
             Apartments Project, Series A,
             Mandatory Put 6/1/05 @ 100 (FNMA)..    5.700%  6/1/25      217,555
                                                                    -----------
                                                                      2,618,105
                                                                    -----------
            Colorado -- 1.30%
     20,000 Arvada Colorado Industrial
             Development Revenue, AMT (LOC).....    5.600% 12/1/12       20,400
     30,000 Arvada Colorado Industrial
             Development Revenue, AMT (LOC).....    5.800% 12/1/17       30,600
      5,000 Boulder County Colorado Revenue,
             ETM................................    7.000%  7/1/09        5,625
     65,000 Castle Rock Ranch Colorado Public
             Imports Authority..................    5.900% 12/1/03       69,956
     15,000 Colorado Housing Financial
             Authority..........................    5.000%  5/1/05       15,356
     15,000 Colorado Housing Financial
             Authority..........................    4.750% 11/1/05       15,244
     65,000 Colorado Housing Financial
             Authority..........................    6.500%  5/1/16       71,256
    100,000 Colorado Housing Financial
             Authority..........................    6.550%  5/1/25      109,875
     10,000 Colorado Housing Financial
             Authority, AMT.....................    5.750% 11/1/04       10,388
     60,000 Colorado Housing Financial
             Authority, AMT.....................    5.200% 12/1/05       61,875
     65,000 Colorado Housing Financial
             Authority, AMT.....................    6.400% 11/1/24       70,606
     55,000 Colorado Student Obligations Board
             Authority, AMT.....................    7.150%  9/1/06       59,331
     25,000 Commerce City Colorado Single Family
             Housing, Series A..................    6.875%  3/1/12       26,281
     35,000 Denver Colorado City & County Multi-
             Family Housing (FHA)...............    4.700%  7/1/08       35,219
     20,000 Denver Colorado City & County Multi-
             Family Housing, AMT (FHA)..........    5.100% 11/1/07       20,550
     20,000 Vail Colorado Single Family Mortgage
             Revenue............................    8.125%  6/1/10       21,225
    145,000 Westminster Colorado Multi-Family,
             Mandatory Put 9/1/06 @ 100 (AXA)...    5.950%  9/1/15      153,700
                                                                    -----------
                                                                        797,487
                                                                    -----------
            Connecticut -- 0.45%
    135,000 Waterbury Connecticut Housing
             Authority Mortgage Revenue
             (AMBAC)............................    4.850%  7/1/09      135,506
    140,000 Waterbury Connecticut Housing
             Authority Mortgage Revenue
             (AMBAC)............................    4.850%  7/1/09      140,525
                                                                    -----------
                                                                        276,031
                                                                    -----------
            Delaware -- 0.11%
      5,000 Delaware State Economic Development
             Authority Revenue, 1st Mortgage,
             Peninsula United, Series A.........    6.000%  5/1/09        5,306
      5,000 Delaware State Housing Authority
             Revenue Refunding, Multi-Family
             Mortgage...........................    6.600%  7/1/01        5,219
     55,000 Delaware State Housing Authority
             Revenue, Residential Mortgage,
             Series A...........................    8.750%  6/1/17       55,000
                                                                    -----------
                                                                         65,525
                                                                    -----------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 1998 (Unaudited)

 Principal                 Security                        Maturity    Value
   Amount                Description                Rate     Date    (Note 2)
 ---------               -----------                ----   --------  --------
            Municipal Bonds (continued)
            District of Columbia -- 0.37%
 $   70,000 District of Columbia Housing
             Financial Agency, Mayfair Mansions
             Apartments, AMT (FHA)...............   5.000%  2/1/08  $    70,000
    150,000 District of Columbia Housing
             Financial Agency, Single Family
             Mortgage, Series A, AMT
             (FNMA/GNMA).........................   6.250% 12/1/28      158,438
                                                                    -----------
                                                                        228,438
                                                                    -----------
            Florida -- 5.17%
     70,000 Dade County Florida Housing Finance
             Authority, AMT (FNMA)...............   5.900%  6/1/26       74,375
     10,000 Duval County Florida Housing Finance
             Authority, Single Family (GNMA).....   7.650%  9/1/10       10,600
  2,155,000 Florida Housing Finance Agency,
             Mandatory Put 12/1/99 @ 100 (LOC)...   4.850% 12/1/05    2,158,664
    125,000 Florida Housing Finance Agency,
             Mandatory Put 12/1/99 @ 100 (LOC)...   4.850% 12/1/05      125,386
    135,000 Florida Housing Finance Agency,
             Mandatory Put 12/1/99 @ 100 (LOC)...   4.850% 12/1/05      135,000
     20,000 Jacksonville Florida Health
             Facilities, St. Catherine Laboure
             Manor Inc., ETM.....................   9.125%  1/1/03       22,300
     35,000 Jacksonville Florida Health
             Facilities, St. Vincent's Medical
             Center Inc., ETM....................   9.125%  1/1/03       39,069
     80,000 Miami Beach Florida Housing Authority
             Revenue, 1st Mortgage, Elderly
             Housing, Section 8..................   6.625% 1/15/09       87,400
     90,000 Miami-Dade County Florida Housing
             Finance Authority, Series A-1, AMT
             (GNMA/FNMA).........................   5.900%  6/1/25       94,050
    280,000 Miramar Florida Water Imports
             Assessment Revenue (FGIC)...........   5.125% 10/1/20      284,201
     25,000 Palm Beach County Florida Airport
             Systems Revenue (MBIA)..............   7.500% 10/1/00       26,656
    100,000 Pinellas County Florida Housing
             Finance Authority, Multi-county
             Program, Series A, AMT (GNMA).......   6.850%  3/1/29      108,625
     15,000 St. Johns County Florida Industrial
             Development Authority, Series A
             (MBIA)..............................   5.500%  3/1/17       15,881
                                                                    -----------
                                                                      3,182,207
                                                                    -----------
            Georgia -- 0.63%
     65,000 Augusta Georgia Housing
             Rehabilitation Agency...............   7.000%  9/1/05       70,606
      5,000 Clayton County Georgia Housing
             Authority Multi-Family, AMT (FNMA)..   5.750%  1/1/13        5,306
     20,000 Fulton County Georgia Housing
             Authority, Single-Family Revenue,
             AMT (FNMA)..........................   6.200%  3/1/13       21,025
     65,000 Marietta Georgia Housing Authority
             Multi-Family, Mandatory Put 6/1/01
             @100 (FNMA).........................   6.000%  6/1/07       65,366
    165,000 Marietta Georgia Housing Authority
             Multi-Family, Mandatory Put 6/1/05
             @100 (FNMA).........................   5.700%  6/1/25      175,726
     35,000 St Mary's Georgia Housing Authority
             Multi-Family (FHA)..................   7.250%  9/1/05       37,056
     15,000 St Mary's Georgia Housing Authority
             Multi-Family (FHA)..................   7.250% 10/1/05       15,731
                                                                    -----------
                                                                        390,816
                                                                    -----------
            Hawaii -- 0.04%
     20,000 Honolulu Hawaii City & County Multi-
             Family Housing, Waipahu Towers
             Project, AMT (GNMA).................   6.900% 6/20/05       21,575
                                                                    -----------
            Idaho -- 0.59%
     30,000 Bingham County Idaho Industrial
             Development Corporation, Idaho
             Supreme Potatoes Inc. Project, AMT
             (LOC)...............................   5.400% 11/1/08       31,275
      5,000 Bingham County Idaho Industrial
             Development Corporation, Idaho
             Supreme Potatoes Inc. Project, AMT
             (LOC)...............................   4.600% 11/1/00        5,069
     15,000 Bingham County Idaho Industrial
             Development Corporation, Idaho
             Supreme Potatoes Inc. Project, AMT
             (LOC)...............................   4.750% 11/1/01       15,319
      5,000 Bingham County Idaho Industrial
             Development Corporation, Idaho
             Supreme Potatoes Inc. Project, AMT
             (LOC)...............................   4.850% 11/1/02        5,138
     20,000 Bingham County Idaho Industrial
             Development Corporation, Idaho
             Supreme Potatoes Inc. Project, AMT
             (LOC)...............................   4.950% 11/1/03       20,750
     20,000 Bingham County Idaho Industrial
             Development Corporation, Idaho
             Supreme Potatoes Inc. Project, AMT
             (LOC)...............................   5.050% 11/1/04       20,950
     25,000 Bingham County Idaho Industrial
             Development Corporation, Idaho
             Supreme Potatoes Inc. Project, AMT
             (LOC)...............................   5.150% 11/1/05       26,000
     25,000 Bingham County Idaho Industrial
             Development Corporation, Idaho
             Supreme Potatoes Inc. Project, AMT
             (LOC)...............................   5.200% 11/1/06       25,938

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 1998 (Unaudited)

 Principal                 Security                        Maturity    Value
   Amount                Description                Rate     Date    (Note 2)
 ---------               -----------                ----   --------  --------
            Municipal Bonds (continued)
            Idaho (continued)
 $   25,000 Bingham County Idaho Industrial
             Development Corporation, Idaho
             Supreme Potatoes Inc. Project, AMT
             (LOC)...............................   5.300%  11/1/07 $    26,000
     30,000 Bingham County Idaho Industrial
             Development Corporation, Idaho
             Supreme Potatoes Inc. Project, AMT
             (LOC)...............................   5.500%  11/1/09      31,349
      5,000 Bingham County Idaho Industrial
             Development Corporation, Idaho
             Supreme Potatoes Inc. Project, AMT
             (LOC)...............................   5.600%  11/1/10       5,238
      5,000 Bingham County Idaho Industrial
             Development Corporation, Idaho
             Supreme Potatoes Inc. Project, AMT
             (LOC)...............................   5.700%  11/1/11       5,250
      5,000 Bingham County Idaho Industrial
             Development Corporation, Idaho
             Supreme Potatoes Inc. Project, AMT
             (LOC)...............................   5.800%  11/1/12       5,263
     25,000 Idaho Housing & Financial Assistance,
             Single Family Mortgage, Series Sub-C
             2, AMT..............................   5.250%   7/1/11      25,406
     20,000 Idaho Housing Agency, Single Family
             Mortgage Series C-1.................   7.650%   7/1/10      20,726
     60,000 Idaho Housing Agency, Single Family
             Mortgage, Sub-Series F, AMT.........   5.800%   7/1/07      63,749
     30,000 Idaho Housing & Financial Assistance,
             Series Sub B........................   5.650%   7/1/09      31,874
                                                                    -----------
                                                                        365,294
                                                                    -----------
            Illinois -- 9.45%
     35,000 Alton Illinois Hospital Facilities
             Revenue & Refunded, Alton Memorial
             Hospital Project, ETM...............   7.000%   7/1/05      38,719
     25,000 Bethany Illinois Home & Hospital
             First Mortgage, Methodist Church,
             Prerefunded 4/1/00 @ 100............   7.750%   4/1/09      25,969
    375,000 Bolingbrook Illinois Mortgage Revenue
             Capital Appreciation Sub-series 1,
             Cap Apprec Sub Series 1.............   7.200%   1/1/11     161,718
     65,000 Buffalo Grove, Illinois Economic
             Development Project, County Line
             Remarking 12/1/93...................   5.450%  8/15/02      65,975
     10,000 Chicago Illinois Multi-Family Housing
             Project, AMT (GNMA).................   4.950%   6/1/05      10,225
     10,000 Chicago Illinois Multi-Family Housing
             Project, AMT (GNMA).................   5.250%   6/1/08      10,325
     10,000 Chicago Illinois Multi-Family Housing
             Project, AMT (GNMA).................   5.350%   6/1/09      10,350
     10,000 Chicago Illinois Multi-Family Housing
             Project, AMT (GNMA).................   5.450%   6/1/10      10,388
     15,000 Chicago Illinois Multi-Family Housing
             Project, AMT (GNMA).................   5.500%   6/1/11      15,619
     15,000 Chicago Illinois Multi-Family Housing
             Project, AMT (GNMA).................   5.550%   6/1/12      15,619
     10,000 Des Plaines, Illinois Hospital
             Facility Revenue, Holy Family
             Hospital, ETM.......................   7.000%   1/1/07      11,088
     10,000 Des Plaines, Illinois Hospital
             Facility Revenue, Holy Family
             Hospital, ETM (FGIC)................   7.000%   1/1/07      11,088
     15,000 Des Plaines, Illinois Hospital
             Facility Revenue, Holy Family
             Hospital, ETM (MBIA)................   7.000%   1/1/07      16,631
     35,000 Fairfield, Illinois Economic
             Development Revenue, Wayne County
             Center Project......................   6.000% 12/15/05      36,750
     70,000 Grayslake, Illinois Multi Family
             Revenue, Country Squire Apartments
             (FHA)...............................   6.000%   6/1/05      74,375
     35,000 Greater Peoria Illinois Airport
             Authority, AMT (AMBAC)..............   6.600%  12/1/06      38,981
     15,000 Greater Peoria Illinois Airport
             Authority, AMT (AMBAC)..............   6.700%  12/1/07      16,781
      5,000 Greater Peoria Illinois Airport
             Authority, AMT (AMBAC)..............   6.500%  12/1/05       5,575
     65,000 Illinois Development Finance
             Authority Revenue, Catholic Health,
             Connie Lee..........................   5.150%  2/15/06      68,331
  2,300,000 Illinois Development Finance
             Authority Revenue, Provena Health,
             Series A (MBIA).....................   5.125%  5/15/23   2,285,624
     15,000 Illinois Development Finance
             Authority Revenue, Section 8, Series
             A (FHA/MBIA)........................   5.200%   7/1/08      15,413
    155,000 Illinois Development Finance
             Authority, Illinois Facilities
             Project, Series A...................   7.400%   9/1/04     170,305
    120,000 Illinois Health Facilities Authority
             Revenue, Northwestern Medical
             Foundation (MBIA)...................   5.125% 11/15/28     119,250
  1,485,000 Illinois Health Facilities Authority
             Revenue, Community Hospital of
             Ottawa Project......................   6.750%  8/15/14   1,650,207
    525,000 Illinois Health Facilities Authority
             Revenue, Lutheran Health Systems,
             Series B, Prerefunded 4/1/99 @ 102..   7.375%   4/1/08     540,440
     55,000 Illinois Health Facilities Authority
             Revenue, Lutheran Social Services...   6.125%  8/15/10      56,581
     25,000 Illinois Health Facilities Authority
             Revenue, Michael Reese Hospital &
             Medical Center, ETM.................   6.750%  12/1/08      28,156
     25,000 Illinois Health Facilities Authority
             Revenue, Midwest Group Limited
             (ACA)...............................   5.375% 11/15/08      26,500
     15,000 Illinois Health Facilities Authority
             Revenue, Northwestern Memorial
             Hospital Project, ETM...............   6.375%   5/1/03      15,788

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 1998 (Unaudited)

 Principal                 Security                        Maturity    Value
   Amount                Description                Rate     Date    (Note 2)
 ---------               -----------                ----   --------  --------
            Municipal Bonds (continued)
            Illinois (continued)
 $   30,000 Illinois Health Facilities Authority
             Revenue, Sydney R. Forkosh Memorial
             Hospital, Prerefunded 7/1/02 @ 100..   7.000%   7/1/07 $    31,950
     25,000 Quincy Illinois Single Family
             Mortgage............................   6.875%   3/1/10      26,688
     35,000 Rockford Illinois Mortgage Revenue,
             Faust Landmark Apartments, Series A,
             AMT (FHA/MBIA)......................   5.625%   1/1/07      36,881
    120,000 Rockford-Concord Commons Housing,
             Concord Commons Project (FHA).......   6.150%  11/1/22     127,650
     30,000 Rockford-Concord Commons Housing,
             Concord Commons Project, Series A
             (FHA)...............................   5.550%  11/1/06      32,025
     15,000 Southwestern Illinois Development
             Authority Hospital Revenue, Wood
             River Township Hospital Project,
             ETM.................................   6.875%   8/1/03      16,350
                                                                    -----------
                                                                      5,824,315
                                                                    -----------
            Indiana -- 1.82%
    270,000 Gary Indiana Mortgage Revenue, AMT...   5.400%  8/20/38     267,974
      5,000 Indiana Bond Bank....................   5.200%   8/1/07       5,394
     20,000 Indiana Bond Bank....................   5.300%   8/1/08      21,700
     15,000 Indiana Bond Bank....................   5.400%   8/1/09      16,425
     45,000 Indiana Health Facilities Financing
             Authority...........................   4.850%  2/15/06      45,844
     25,000 Indiana Health Facilities Financing
             Authority...........................   4.800%  2/15/07      25,375
     20,000 Indiana Health Facilities Financing
             Authority...........................   4.850%  2/15/08      20,325
     20,000 Indiana Health Facilities Financing
             Authority...........................   4.950%  2/15/09      20,200
     15,000 Indiana Health Facilities Financing
             Authority (Asset GTY)...............   5.000%  8/15/05      15,638
     25,000 Indiana Health Facilities Financing
             Authority (Asset GTY)...............   5.100%  2/15/06      26,125
     25,000 Indiana Health Facilities Financing
             Authority (Asset GTY)...............   5.100%  8/15/06      26,219
     25,000 Indiana Health Facilities Financing
             Authority (Asset GTY)...............   5.250%  2/15/08      26,219
     30,000 Indiana Health Facilities Financing
             Authority (Asset GTY)...............   5.350%  8/15/09      31,613
    110,000 Indianapolis Indiana Economic
             Development Revenue, AMT (GNMA).....   5.350%  4/20/17     110,688
    225,000 Indianapolis Indiana Economic
             Development Revenue, Mandatory Put
             12/1/04 @ 100, AMT (FNMA)...........   6.375%  12/1/24     245,812
    140,000 Lawrence Indiana Multi-Family
             Revenue, Mandatory Put 1/1/08 @ 100,
             AMT (FNMA)..........................   5.150%   6/1/24     142,274
     65,000 Monroe County Indiana Hospital
             Authority...........................   4.750%   5/1/06      67,194
      5,000 Vigo County Indiana Hospital
             Authority Revenue, ETM..............   6.875%   4/1/04       5,450
                                                                    -----------
                                                                      1,120,469
                                                                    -----------
            Iowa -- 0.34%
     90,000 Des Moines Iowa Hospital Revenue,
             Fairview Community, Iowa Lutheran
             Hospital, ETM.......................   9.500% 11/15/02     100,913
    100,000 Iowa Financial Authority Small
             Business District, Terrace Center...   7.500%   3/1/22     109,500
                                                                    -----------
                                                                        210,413
                                                                    -----------
            Kansas -- 0.41%
     25,000 Kansas State Development Finance
             Authority Multi-Family, AMT (LOC)...   5.300%  10/1/07      25,781
     65,000 Kansas State Development Finance
             Authority Multi-Family, Mandatory
             Put 10/1/07 @ 100, AMT (LOC)........   5.600%  10/1/19      66,949
      5,000 Labette & Cowley Counties Kansas.....   9.500%   4/1/13       5,338
     30,000 Labette County Kansas Single Family
             (GNMA)..............................   7.650%  12/1/11      32,288
     35,000 Manhattan Kansas Tax Increment
             Revenue, AMT (Asset GTY)............   5.200%  12/1/03      36,093
     45,000 Manhattan Kansas Tax Increment
             Revenue, Central Business District
             Redevelopment, AMT (Asset GTY)......   5.000%  12/1/02      46,238
     15,000 Reno County Kansas Mortgage Revenue..   8.700%   9/1/11      16,013
     10,000 Saline County Kansas Single Family
             Mortgage Revenue....................   9.500%  10/1/11      10,613
     15,000 Wichita Kansas Single Family
             Mortgage............................   7.100%   9/1/09      16,031
                                                                    -----------
                                                                        255,344
                                                                    -----------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 1998 (Unaudited)

 Principal                Security                         Maturity    Value
   Amount                Description                Rate     Date    (Note 2)
 ---------               -----------                ----   --------  --------
            Municipal Bonds (continued)
            Kentucky -- 0.39%
 $   80,000 Ashland Kentucky Environmental
             Imports, Allied Chemical
             Corporation Project, ETM...........    5.800%   3/1/03 $    83,399
     25,000 Greater Kentucky Housing Assistance
             Corporation, Section 8, Assisted
             Project (FHA/MBIA).................    7.625%   1/1/25      25,828
     35,000 Greater Kentucky Housing Assistance
             Corporation, Section 8, Series C
             (FHA/MBIA).........................    5.350%   7/1/07      35,656
     30,000 Kentucky State Turnpike Authority
             Resource Recovery, ETM.............    6.125%   7/1/07      32,513
     15,000 Kentucky State Turnpike Authority
             Resource Recovery, Recovery Road
             Revenue, ETM.......................    6.625%   7/1/08      16,613
     15,000 Lakeland Wesley Village Inc.
             Kentucky Mortgage, ELD Section 8,
             Assistance Project (FHA)...........    7.125%  11/1/02      15,919
     25,000 Owensboro Kentucky Electric Lighting
             & Power Revenue, ETM...............   10.500%   1/1/04      29,500
                                                                    -----------
                                                                        239,428
                                                                    -----------
            Louisiana -- 1.48%
     50,000 Iberia Home Mortgage Authority
             Louisiana Single Family............    7.375%   1/1/11      54,500
     15,000 Jefferson Parish Louisiana Hospital
             Services Development Revenue, ETM..    7.125%   1/1/02      15,844
     40,000 Louisiana Housing Finance Agency
             Mortgage Revenue, AMT (GNMA).......    6.450%   9/1/27      43,150
    105,000 Louisiana Housing Finance Agency
             Mortgage Revenue, AMT (GNMA).......    6.500%   9/1/38     113,269
     35,000 Louisiana Housing Finance Agency
             Mortgage Revenue, AMT (GNMA/FNMA)..    4.625%   6/1/09      35,131
     30,000 Louisiana Public Facility Authority
             Revenue, Single Family.............    7.375%  10/1/12      31,050
     38,238 Louisiana Public Facility Authority
             Revenue............................    8.450%  12/1/12      40,628
     20,000 Louisiana Public Facility Authority
             Revenue (AXA)......................    5.750%  3/15/03      21,000
     20,000 Louisiana Public Facility Authority
             Revenue (AXA)......................    5.850%  3/15/04      21,000
     20,000 Louisiana Public Facility Authority
             Revenue (AXA)......................    5.950%  3/15/05      21,000
     50,000 Louisiana Public Facility Authority
             Revenue, Mandatory Put 6/1/05 @ 100
             (FNMA).............................    5.800%   6/1/25      52,938
    105,000 Louisiana Public Facility Authority
             Revenue, Series A-1, Mandatory Put
             6/1/02 @ 100 (AMBAC)...............    5.000%   6/1/15     108,938
    335,000 Louisiana Public Services Authority
             Revenue, Mandatory Put 6/1/05 @100
             (FNMA).............................    5.800%   6/1/25     354,680
                                                                    -----------
                                                                        913,128
                                                                    -----------
            Maine -- 1.66%
  1,000,000 Maine Finance Authority Revenue, AMT
             (FSA)..............................    5.200%   7/1/18   1,011,250
     10,000 Maine Health & Higher Educational
             Facilities, Cedar Nursing,
             Prerefunded 2/1/00 @ 102...........    7.900%   8/1/32      10,661
                                                                    -----------
                                                                      1,021,911
                                                                    -----------
            Maryland -- 0.69%
     15,000 Annapolis Maryland Economic
             Development Revenue................    5.000%  10/1/08      15,225
     10,000 Annapolis Maryland Economic
             Development Revenue................    4.600%  10/1/02      10,100
     15,000 Annapolis Maryland Economic
             Development Revenue................    4.700%  10/1/03      15,150
      5,000 Annapolis Maryland Economic
             Development Revenue................    4.800%  10/1/04       5,075
     15,000 Annapolis Maryland Economic
             Development Revenue................    5.000%  10/1/06      15,356
     15,000 Annapolis Maryland Economic
             Development Revenue................    5.000%  10/1/07      15,263
    115,000 Cecil County Maryland County
             Commerce Economic..................    6.875%  1/15/08     128,944
     35,000 Cecil County Maryland County
             Commerce Economic..................    6.875%  1/15/10      39,156
     75,000 Maryland State Economic Development
             Corp. (GNMA).......................    5.400% 12/20/27      76,406
    105,000 Maryland State Economic Development
             Corp. (GNMA).......................    5.450% 12/20/37     107,100
                                                                    -----------
                                                                        427,775
                                                                    -----------
            Massachusetts -- 4.48%
    130,000 Boston Massachusetts Industrial
             Development Finance Authority,
             Northend Community, Series A
             (FHA)..............................    6.450%   8/1/37     143,975
     40,000 Dartmouth, Massachusetts Housing
             Development Corporation Mortgage
             Revenue (FHA/MBIA).................    4.850%   7/1/09      40,100
     45,000 Massachusetts Education Loan
             Authority, Issue D Series A, AMT
             (MBIA).............................    7.250%   1/1/09      47,419

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 1998 (Unaudited)

 Principal                 Security                        Maturity    Value
   Amount                Description                Rate     Date    (Note 2)
 ---------               -----------                ----   --------  --------
            Municipal Bonds (continued)
            Massachusetts (continued)
 $    5,000 Massachusetts State Health &
             Education Facilities Authority,
             Massachusetts Institute of
             Technology..........................   8.000%   7/1/00 $     5,331
     20,000 Massachusetts State Health &
             Education Facilities Authority, Beth
             Israel Hospital, ETM................   5.750%   7/1/06      21,175
     15,000 Massachusetts State Housing Finance
             Agency, Series A, AMT (MBIA)........   6.125%  12/1/11      16,013
  1,800,000 Massachusetts State Housing Finance
             Authority, Series A10 (MBIA)........   4.100%   6/1/14   1,800,000
     30,000 Massachusetts State Individual
             Finance Agency, AMT (GNMA)..........   5.400%  8/20/12      30,525
    145,000 Massachusetts State Individual
             Finance Agency, Higher Education,
             Hampshire College Project...........   5.800%  10/1/17     148,806
    465,000 Massachusetts State Individual
             Finance Agency, AMT (GNMA)..........   6.450%  8/20/39     504,525
                                                                    -----------
                                                                      2,757,869
                                                                    -----------
            Michigan -- 0.48%
     30,000 Battle Creek Michigan Economic
             Development.........................   5.125%   2/1/09      30,032
     50,000 Dickinson County Michigan Economic
             Development.........................   6.550%   3/1/07      52,438
      5,000 Michigan State Building Authority
             Revenue, ETM........................   7.400%   4/1/01       5,175
     30,000 Michigan State Hospital Financial
             Authority Revenue, ETM..............   6.200%   1/1/03      31,425
     30,000 Michigan State Hospital Financial
             Authority Revenue, ETM..............   7.000%   7/1/05      33,225
      5,000 Michigan State Housing Development
             Authority, AMT (AMBAC)..............   5.050%  12/1/07       5,106
      5,000 Michigan State Housing Development
             Authority, AMT (AMBAC)..............   5.150%  12/1/08       5,119
      5,000 Michigan State Housing Development
             Authority, AMT (AMBAC)..............   5.250%  12/1/09       5,131
      5,000 Michigan State Housing Development
             Authority, AMT (AMBAC)..............   5.350%  12/1/10       5,131
     20,000 Michigan State Strategic Fund, Ltd.,
             ETM.................................   7.875%  8/15/05      22,675
     35,000 Petoskey Michigan Hospital Finance
             Authority, ETM......................   6.700%   3/1/07      38,763
     50,000 Saginaw Michigan Hospital Finance
             Authority, ETM......................   7.500%  11/1/10      60,062
                                                                    -----------
                                                                        294,282
                                                                    -----------
            Minnesota -- 0.33%
     35,000 Cambridge Minnesota Mortgage Revenue
             (GNMA)..............................   5.400% 11/20/05      37,144
     10,000 Dakota County Minnesota Housing &
             Redevelopment Authority, AMT
             (GNMA/FNMA).........................   5.550%  10/1/02      10,350
     10,000 Dakota County Minnesota Housing &
             Redevelopment Authority, AMT
             (GNMA/FNMA).........................   5.750%  10/1/04      10,450
     80,000 Fridley Minnesota Community
             Development Revenue, Mandatory Put
             9/1/01 @ 100, AMT (LOC).............   5.375%   9/1/16      81,900
     30,000 Monticello Minnesota Pollution
             Control Revenue.....................   5.375%   2/1/03      30,042
     30,000 Rochester Minnesota Hospital Revenue,
             ETM.................................   5.750%  10/1/07      32,213
                                                                    -----------
                                                                        202,099
                                                                    -----------
            Mississippi -- 1.08%
    250,000 Lincoln County Mississippi Hospital
             Revenue (Asset GTY).................   5.500%   4/1/18     258,437
     20,000 Mississippi Business Finance Corp.,
             AMT (LOC)...........................   5.450%   9/1/01      20,450
     20,000 Mississippi Business Finance Corp.,
             AMT (LOC)...........................   5.600%   9/1/02      20,600
     20,000 Mississippi Business Finance Corp.,
             AMT (LOC)...........................   5.800%   9/1/04      20,925
     25,000 Mississippi Business Finance Corp.,
             AMT (LOC)...........................   5.900%   9/1/05      26,125
     25,000 Mississippi Home Corp. Single Family
             Revenue, AMT (GNMA).................   5.000%   6/1/04      25,938
    195,000 Mississippi Home Corp. Single Family
             Revenue, AMT (GNMA/FNMA)............   7.375%   6/1/28     225,713
     65,000 Mississippi Home Corp. Single Family,
             AMT (GNMA/FNMA).....................   5.125%  12/1/17      66,381
                                                                    -----------
                                                                        664,569
                                                                    -----------
            Missouri -- 4.15%
    160,000 Boone County Missouri Industrial
             Development Authority, Otscon Inc.
             Project, Mandatory Put 5/1/05 @ 100,
             AMT (LOC)...........................   5.125%   5/1/18     155,200
    530,000 Joplin Missouri Industrial
             Development Authority, Prerefunded
             12/15/01 @ 102......................   8.250% 12/15/14     608,837
    290,000 Kansas City Missouri Industrial
             Development Authority, Coves North
             Duplexes Project, Mandatory Put
             9/1/05 @ 100 (FNMA).................   5.600%   9/1/25     298,338

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 1998 (Unaudited)

 Principal                 Security                        Maturity    Value
   Amount                Description                Rate     Date    (Note 2)
 ---------               -----------                ----   --------  --------
            Municipal Bonds (continued)
            Missouri (continued)
 $  495,000 Kansas City Missouri Industrial
             Development Authority, Royal Woods
             Apartments Project, Mandatory Put
             1/1/10 @ 100, AMT (FNMA)............   5.600%   1/1/30 $   519,749
     60,000 Missouri State Development Financing
             Board, Recreational Facilities,
             YMCA Greater St. Louis Project,
             Series A (LOC)......................   4.900%   9/1/10      60,375
    785,000 Missouri State Development Financing
             Board, Recreational Facilities,
             YMCA Greater St. Louis Project,
             Series A (LOC)......................   4.750%   9/1/07     791,868
     25,000 Missouri State Housing Development
             Community Mortgage, Single Family,
             AMT (GNMA)..........................   6.625%  12/1/17      26,469
     50,000 St Louis County Missouri Regional
             Convention and Sports Complex,
             Series B............................   6.500%  8/15/01      53,063
     40,000 St Louis Missouri Land Clearance
             Redevelopment Authority, Westminster
             Place Apartments, Mandatory Put
             4/1/07 @ 100 (FNMA).................   5.950%   7/1/22      43,200
                                                                    -----------
                                                                      2,557,099
                                                                    -----------
            Montana -- 0.44%
    240,000 Great Falls Montana Multi Family
             Revenue, Mandatory Put 1/2/08 @ 100,
             AMT (GNMA/FNMA).....................   4.900%   1/1/38     240,300
     25,000 Missoula County Hospital, ETM........   7.125%   6/1/07      28,125
                                                                    -----------
                                                                        268,425
                                                                    -----------
            Nebraska -- 0.31%
    130,000 Nebraska Investment Financial
             Authority Multi-Family Housing, Old
             Cheney Apartments, Mandatory Put
             10/1/05 @ 100 (FNMA)................   5.500%  12/1/25     137,150
     50,000 Nebraska Investment Financial
             Authority Multi-Family Housing, Tara
             Hills Village (FNMA)................   4.875%   1/1/08      51,000
                                                                    -----------
                                                                        188,150
                                                                    -----------
            Nevada -- 2.33%
     35,000 Nevada Housing Division..............   5.450%   4/1/10      36,094
     45,000 Nevada Housing Division, AMT.........   6.450%  10/1/07      47,869
     30,000 Nevada Housing Division, AMT.........   6.000%  10/1/09      31,500
     45,000 Nevada Housing Division, AMT (FNMA)..   5.900%   4/1/06      47,419
     30,000 Nevada Housing Division, AMT (FNMA)..   5.500%  10/1/09      30,750
  1,250,000 Nevada Housing Division, AMT (LOC)...   5.450%  10/1/18   1,239,062
                                                                    -----------
                                                                      1,432,694
                                                                    -----------
            New Hampshire -- 0.46%
     45,000 New Hampshire Higher Education &
             Health Facilities, Franklin Pierce
             College (ACA).......................   4.900%  10/1/08      46,069
     30,000 New Hampshire Higher Education &
             Health Facilities, Franklin Pierce
             College (ACA).......................   5.000%  10/1/09      30,750
     55,000 New Hampshire Higher Education &
             Health Facilities, Franklin Pierce
             College (ACA).......................   5.100%  10/1/10      56,443
     55,000 New Hampshire Higher Education &
             Health Facilities, Kendal at Hanover
             Issue (LOC).........................   5.200%  10/1/06      55,962
     40,000 New Hampshire Higher Education &
             Health Facilities, Kendal at Hanover
             Issue (LOC).........................   5.300%  10/1/07      40,750
     10,000 New Hampshire Higher Education &
             Health Facilities, Rivier College...   4.650%   1/1/04      10,063
     10,000 New Hampshire Higher Education &
             Health Facilities, Rivier College...   4.750%   1/1/05      10,075
     10,000 New Hampshire Higher Education &
             Health Facilities, Rivier College...   4.850%   1/1/07      10,063
     15,000 New Hampshire Higher Education &
             Health Facilities, Rivier College...   4.900%   1/1/08      15,094
      5,000 New Hampshire Higher Education &
             Health Facilities, Crotched Mental
             Rehabilitation Center, Prerefunded
             1/1/00 @ 102........................   7.500%   1/1/09       5,296
                                                                    -----------
                                                                        280,565
                                                                    -----------
            New Jersey -- 2.90%
     10,000 Church Street Corp. Keansburg New
             Jersey..............................   5.000%   3/1/01      10,125
     10,000 Deptford Township New Jersey Fire
             District............................   5.600% 10/15/06      11,025
     15,000 Deptford Township New Jersey Fire
             District............................   5.850% 10/15/07      16,913
     20,000 New Jersey Economic Development
             Authority Revenue (ACA).............   4.750%   7/1/03      20,550

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 1998 (Unaudited)

 Principal                Security                         Maturity    Value
   Amount                Description                Rate     Date    (Note 2)
 ---------               -----------                ----   --------  --------
            Municipal Bonds (continued)
            New Jersey (continued)
 $   20,000 New Jersey Economic Development
             Authority Revenue (ACA)............    4.850%  7/1/04  $    20,700
     40,000 New Jersey Economic Development
             Authority Revenue, AMT (LOC).......    5.000% 10/1/05       41,400
     15,000 New Jersey Economic Development
             Authority Revenue (ACA) (LOC)......    4.600%  7/1/02       15,300
     75,000 New Jersey State Educational
             Facilities.........................    7.250%  7/1/25       80,906
  1,300,000 New Jersey State Educational
             Facilities Authority Revenue,
             Weekly Reset (AMBAC)...............    3.300%  9/1/08    1,299,999
     70,000 New Jersey State Turnpike Authority
             Turnpike Revenue, ETM..............   10.375%  1/1/03       80,238
    180,000 Sayreville New Jersey Housing
             Development Corp. (FHA)............    6.000%  2/1/23      188,325
                                                                    -----------
                                                                      1,785,481
                                                                    -----------
            New Mexico -- 0.65%
    540,000 Albuquerque New Mexico
             Collateralized (FGIC)..............    7.150% 5/15/11      229,501
    100,000 Bernalillo County New Mexico Multi-
             Family, Mandatory Put 11/1/06 @ 100
             (AXA)..............................    5.800% 11/1/25      107,750
     15,000 New Mexico Mortgage Financing
             Authority (GNMA/FNMA)..............    5.500%  7/1/17       15,375
     35,000 New Mexico Mortgage Financing
             Authority (GNMA/FNMA)..............    5.600%  7/1/28       35,831
      9,896 Santa Fe New Mexico Single Family
             Mortgage...........................    8.450% 12/1/11       10,588
                                                                    -----------
                                                                        399,045
                                                                    -----------
            New York -- 7.87%
    165,000 Albany New York Housing Authority,
             Housing Revenue, Lark Drive
             Association Project, AMT (LOC).....    5.200% 12/1/13      164,588
    150,000 Albany New York Housing Authority,
             Housing Revenue, Lark Drive
             Association Project, AMT (LOC).....    5.400% 12/1/18      149,625
    600,000 Albany New York Housing Authority,
             Housing Revenue, Lark Drive
             Association Project, AMT (LOC).....    5.500% 12/1/28      598,499
     15,000 Amherst New York Industrial
             Development Agency, Multisurface
             Rink Complex (LOC).................    4.750% 10/1/02       15,206
     25,000 Amherst New York Industrial
             Development Agency, Multisurface
             Rink Complex (LOC).................    5.180% 10/1/06       25,625
     35,000 Capital District Youth Center New
             York (LOC).........................    6.000%  2/1/17       36,619
    350,000 Dutchess County New York Resource
             Recovery Agency, Solid Waste
             Systems, Series C, AMT (MBIA)......    5.000%  1/1/10      362,249
     35,000 Nassau County New York General
             Imports, Series X (AMBAC)..........    5.000% 11/1/05       36,925
     35,000 Nassau County New York General
             Imports, Series X (AMBAC)..........    5.000% 11/1/06       36,925
    110,000 New York City Housing Authority
             Multi-family Housing, SEC Assisted,
             Series A (AMBAC)...................    5.450%  7/1/08      117,563
     30,000 New York City Industrial Development
             Agency, College of Aeronautics
             Project............................    5.000%  5/1/06       30,263
     20,000 New York City Industrial Development
             Agency, College of Aeronautics
             Project............................    5.200%  5/1/09       20,425
    175,000 New York City Industrial Development
             Agency, Series C, Mandatory Put
             11/1/99 @ 100, AMT (LOC)...........    7.625% 11/1/09      175,674
    995,000 New York City Industrial Development
             Agency, Series J, AMT..............    8.000% 11/1/08      995,000
    250,000 New York New York, Series A.........    7.000%  8/1/07      293,749
    255,000 New York New York, Series B
             (AMBAC)............................    7.250% 8/15/07      309,187
     85,000 New York State Dormitory Authority
             Revenue, St. Mary's Hospital
             Amsterdam (MBIA)...................    5.250%  5/1/05       90,844
    195,000 New York State Dormitory Authority
             Revenue, Hunts Point Multi Service
             Center.............................    5.625%  7/1/22      204,263
    225,000 New York State Dormitory Authority
             Revenue, Long Island University
             (Asset GTY)........................    6.000%  9/1/08      245,250
    100,000 New York State Mortgage Agency
             Revenue, Homeowner Mortgage, HH-4,
             AMT................................    7.700% 10/1/21      104,750
     20,000 New York State Power Authority
             Revenue & General Obligation,
             Series C, ETM......................    9.500%  1/1/01       20,950
    325,000 New York State Urban Development
             Corporation Revenue (AMBAC)........    5.625%  1/1/07      348,968
      5,000 New York State Dormitory Authority
             Revenue, Zero Coupon, ETM..........    5.060%  7/1/04        3,881
     55,000 Oneida County New York Industrial
             Development Agency Revenue,
             Civic Facilities - Mohawk Valley,
             Series A (FSA).....................    4.550%  2/1/04       56,719
     45,000 Oneida County New York Industrial
             Development Agency Revenue,
             Civic Facilities - Mohawk Valley,
             Series A (FSA).....................    4.650%  2/1/05       46,631

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 1998 (Unaudited)

 Principal                 Security                        Maturity    Value
   Amount                Description                Rate     Date    (Note 2)
 ---------               -----------                ----   --------  --------
            Municipal Bonds (continued)
            New York (continued)
 $   60,000 Oneida County New York Industrial
             Development Agency Revenue,
             Civic Facilities - Mohawk Valley,
             Series A (FSA)......................   4.700%   2/1/06 $    62,175
     65,000 Oneida County New York Industrial
             Development Agency Revenue,
             Civic Facilities - Mohawk Valley,
             Series A (FSA)......................   5.000%   1/1/13      66,463
     65,000 Oneida County New York Industrial
             Development Agency Revenue,
             Civic Facilities - Mohawk Valley,
             Series A (FSA)......................   5.200%   2/1/13      67,600
    155,000 Syracuse New York Housing Authority
             Revenue (FHA).......................   5.000%   8/1/07     160,619
                                                                    -----------
                                                                      4,847,235
                                                                    -----------
            North Carolina -- 0.07%
     10,000 Martin County North Carolina
             Industrial Facilities & Pollution
             Control, Weyerhaeuser Company
             Project.............................   8.500%  6/15/99      10,202
     30,000 Vance County North Carolina
             Industrial Facilities & Pollution
             Control, Carolina Comforters
             Project, Put Option 9/1/99 @ 100
             (LOC)...............................   4.700%   9/1/00      30,268
                                                                    -----------
                                                                         40,470
                                                                    -----------
            North Dakota -- 3.97%
    125,000 North Dakota State Housing Finance
             Agency Revenue, Homemortgage
             Finance, Series E, AMT..............   4.500%   7/1/07     124,844
     95,000 North Dakota State Housing Finance
             Agency Revenue, Homemortgage
             Finance, Series E, AMT..............   4.550%   1/1/08      94,881
    150,000 North Dakota State Housing Finance
             Agency Revenue, Homemortgage
             Finance, Series E, AMT..............   4.850%   7/1/11     148,688
    155,000 North Dakota State Housing Finance
             Agency Revenue, Homemortgage
             Finance, Series E, AMT..............   4.950%   1/1/12     153,644
    100,000 North Dakota State Housing Finance
             Agency Revenue, Series D, AMT.......   4.500%   1/1/07      99,250
     90,000 North Dakota State Housing Finance
             Agency Revenue, Series D, AMT.......   4.550%   1/1/08      89,213
    405,000 North Dakota State Housing Finance
             Agency Revenue, Series D, AMT.......   4.550%   7/1/08     401,456
    120,000 North Dakota State Housing Finance
             Agency Revenue, Series D, AMT.......   4.650%   1/1/09     118,950
    475,000 North Dakota State Housing Finance
             Agency Revenue, Series D, AMT.......   4.850%   7/1/11     470,843
    475,000 North Dakota State Housing Finance
             Agency Revenue, Series D, AMT.......   4.950%   1/1/12     470,844
    275,000 North Dakota State Housing Finance
             Agency Revenue, Series D, AMT.......   5.000%   1/1/13     272,250
                                                                    -----------
                                                                      2,444,863
                                                                    -----------
            Ohio -- 3.33%
    117,677 Bridlewood Apartments, Put Option
             9/1/01 @............................   5.600%   9/1/21     117,677
     85,000 Cuyahoga County Ohio Multifamily
             Housing, AMT (GNMA).................   6.250% 12/20/36      92,119
    800,000 Franklin County Ohio Housing Revenue,
             Rosewind Limited Partnership
             Project, AMT........................   4.900%   1/1/02     812,999
     80,000 Hancock County Ohio Multifamily
             Housing, Crystal Glen Apartments,
             AMT (LOC)...........................   5.050%   1/1/10      80,400
     25,000 Jefferson County Ohio (Asset GTY)....   6.625%  12/1/05      27,375
    100,000 Lorain County Ohio Health Care
             Facilities, Put Option 2/1/02 @
             100.................................   4.750%   2/1/22     100,250
     70,000 Lorain County Ohio Hospital Revenue,
             Humility of Mary Health Care, ETM...   7.125% 12/15/06      76,388
     65,000 Lorain County Ohio Hospital Revenue,
             Humility of Mary Health Care, ETM...   7.200% 12/15/11      71,256
    385,000 Lorain County Ohio Hospital Revenue,
             Humility of Mary Health Care,
             Prerefunded 6/15/05 @ 100...........   5.900% 12/15/08     415,318
     20,000 Lucas-Palmer Housing Development
             Corporation of Ohio (FHA/MBIA)......   5.900%   7/1/07      21,425
      5,000 Miami County Ohio Hospital
             Facilities, Upper Valley Medical
             Center, Series A, Prerefunded 5/1/99
             @ 102...............................   6.625%   5/1/19       5,156
     25,000 Ohio Capital Corporation For Housing,
             Mortgage Revenue, Section 8 Assisted
             Project (FHA).......................   5.700%   1/1/05      26,344
    135,000 Ohio Capital Corporation For Housing,
             Mortgage Revenue, FHA Section 8
             Assisted Project....................   5.100%   7/1/09     136,012

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 1998 (Unaudited)

 Principal                 Security                        Maturity    Value
   Amount                Description                Rate     Date    (Note 2)
 ---------               -----------                ----   --------  --------
            Municipal Bonds (continued)
            Ohio (continued)
 $   20,000 Ohio Capital Corporation For Housing,
             Mortgage Revenue, FHA Section 8
             Assisted Project, Series A..........   4.500%   1/1/03 $    20,100
     30,000 Ohio State Mortgage Revenue (FHA)....   5.600%   8/1/06      31,388
     15,000 Ohio State Pollution Control Revenue,
             General Motors Corporation Project..   6.500%   3/1/06      15,041
                                                                    -----------
                                                                      2,049,248
                                                                    -----------
            Oklahoma -- 0.48%
    115,000 Cleveland County Oklahoma Home Loan..   8.375%   8/1/12     123,049
      5,000 Grand River Dam Authority Oklahoma
             Revenue, ETM........................   6.250%  11/1/08       5,425
     10,000 Mc Alester Oklahoma Public Works
             Authority (FSA).....................   8.250%  12/1/04      12,275
     50,000 Mc Alester Oklahoma Public Works
             Authority (FSA).....................   8.250%  12/1/05      62,563
     10,000 Mc Alester Oklahoma Public Works
             Authority (FSA).....................   8.250%  12/1/06      12,863
     60,000 Oklahoma Housing Finance Agency
             Multi-Family (FNMA).................   8.625%  12/1/07      60,245
     20,000 Payne County Oklahoma Home Financial
             Authority...........................   8.625%   3/1/11      21,175
                                                                    -----------
                                                                        297,595
                                                                    -----------
            Oregon -- 2.23%
    730,000 Cow Creek Band Umpqua Tribe Of
             Indians, Series B (AMBAC)...........   5.100%   7/1/12     735,475
    640,000 Oregon State Health Housing,
             Educational & Cultural Facilities,
             Cedar West Housing Project, Series
             A, AMT (LOC)........................   4.650%   1/2/08     639,200
                                                                    -----------
                                                                      1,374,675
                                                                    -----------
            Pennsylvania -- 17.69%
     50,000 Aliquippa Pennsylvania, Partially ETM
             (Asset GTY).........................   8.250%  9/15/01      53,438
    120,000 Allegheny County Pennsylvania
             Hospital Development Authority
             (MBIA)..............................   5.000%  11/1/23     116,850
     65,000 Allegheny County Pennsylvania
             Industrial Development, HVL Plaza
             Project, AMT (LOC)..................   6.000%  10/1/04      65,111
     35,000 Allegheny County Pennsylvania
             Residential Finance Authority
             (GNMA)..............................   6.500%  11/1/14      36,269
    150,000 Allegheny County Pennsylvania
             Residential Finance Authority,
             Single Family Mortgage, Series DD-2,
             AMT (GNMA)..........................   4.950%   5/1/09     150,749
     35,000 Allentown Pennsylvania Area Hospital
             Authority, Sacred Heart Hospital of
             Allentown...........................   6.200% 11/15/03      37,188
     25,000 Cambria County Pennsylvania (FGIC)...   5.000%  8/15/08      26,469
      5,000 Chester County, Pennsylvania Health &
             Education Finance Authority,
             Immaculate College..................   4.200% 10/15/99       5,009
     15,000 Chester County, Pennsylvania Health &
             Education Finance Authority,
             Immaculate College..................   4.650% 10/15/01      15,094
     20,000 Chester County, Pennsylvania Health &
             Education Finance Authority,
             Immaculate College..................   4.750% 10/15/02      20,150
     20,000 Chester County, Pennsylvania Health &
             Education Finance Authority,
             Immaculate College..................   4.850% 10/15/03      20,200
     25,000 Chester County, Pennsylvania Health &
             Education Finance Authority,
             Immaculate College..................   4.900% 10/15/04      25,250
     25,000 Chester County, Pennsylvania Health &
             Education Finance Authority,
             Immaculate College..................   5.000% 10/15/07      25,094
     10,000 Chester County, Pennsylvania Health &
             Education Finance Authority,
             Immaculate College..................   5.100% 10/15/08      10,050
     20,000 Chester County, Pennsylvania Health &
             Education Finance Authority,
             Immaculate College..................   5.125% 10/15/09      20,075
     25,000 Chester County, Pennsylvania Health &
             Education Finance Authority,
             Immaculate College..................   5.300% 10/15/11      25,094
     15,000 Chester County, Pennsylvania Health &
             Education Finance Authority,
             Immaculate College..................   4.500% 10/15/00      15,075
  1,175,000 Clearfield Pennsylvania Hospital
             Authority Revenue, Clearfield
             Hospital Project....................   6.875%   6/1/16   1,282,219
     40,000 Dauphin County Pennsylvania,
             Mandatory Put 6/1/01 @ 100..........   6.250%   6/1/26      41,883
    200,000 Dauphin County Pennsylvania,
             Mandatory Put 6/1/04 @ 100..........   6.700%   6/1/26     216,249
     45,000 Dauphin County Pennsylvania,
             Mandatory Put 6/1/09 @ 100..........   6.850%   6/1/26      48,881
    500,000 Dauphin County Pennsylvania General
             Authority, Sub-Series QQQ1-10,
             Tender 6/1/00 (AMBAC)...............   4.250%   6/1/26     500,000
     95,000 Delaware County Pennsylvania
             Authority Hospital Revenue, Riddle
             Memorial Hospital, ETM..............   5.900%   1/1/02     100,581
     10,000 Delaware County Pennsylvania
             Authority Revenue, Dunwoody Village
             Project.............................   5.625%   4/1/09      10,313
    100,000 Delaware County Pennsylvania
             Authority University Revenue,
             Villanova University, ETM...........   9.625%   8/1/02     111,250

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 1998 (Unaudited)

 Principal                 Security                          Maturity    Value
   Amount                 Description                 Rate     Date    (Note 2)
 ---------                -----------                 ----   --------  --------
            Municipal Bonds (continued)
            Pennsylvania (continued)
 $    5,000 Delaware River Port Authority,
             Pennsylvania & New Jersey, ETM.......    6.500%  1/15/11 $     5,663
     25,000 Downington, Pennsylvania, Municipal
             Water Authority (FSA)................    4.750%   9/1/10      25,469
     10,000 Erie, Pennsylvania Higher Education
             Building Authority, Mercyhurst
             College Project......................    5.750%  3/15/12      10,363
     30,000 Erie, Pennsylvania Higher Education
             Building Authority, Mercyhurst
             College Project......................    5.850%  3/15/17      31,088
    200,000 Falls Township, Pennsylvania Hospital
             Authority, Hospital Revenue,
             Delaware Valley Medical (FHA)........    6.900%   8/1/11     218,249
     20,000 Fayette County, Pennsylvania Hospital
             Authority, Hospital Revenue, The
             Uniontown Hospital, Connie Lee.......    5.200%  6/15/04      21,125
     75,000 Fayette County, Pennsylvania Hospital
             Authority, Hospital Revenue, The
             Uniontown Hospital, Connie Lee.......    5.400%  6/15/06      80,719
     40,000 Fayette County, Pennsylvania Hospital
             Authority, Hospital Revenue, The
             Uniontown Hospital, Connie Lee.......    5.450%  6/15/07      43,250
     90,000 Fayette County, Pennsylvania Hospital
             Authority, Hospital Revenue, The
             Uniontown Hospital, Connie Lee.......    5.550%  6/15/08      98,100
    100,000 Fayette County, Pennsylvania Hospital
             Authority, Hospital Revenue, The
             Uniontown Hospital, Connie Lee.......    5.650%  6/15/09     108,625
     15,000 Geisinger Authority Pennsylvania
             Health Systems, Series B, Prerefunded
             7/1/99 @ 102.........................    7.375%   7/1/02      15,602
     65,000 Greene County Pennsylvania Industrial
             Development Authority, Monongahela
             Power Company, Series B..............    4.750%   2/1/07      65,650
     85,000 Greene County Pennsylvania Industrial
             Development Authority, Monongahela
             Power Company, Series B..............    5.100%   2/1/12      86,063
    400,000 Greene County Pennsylvania Industrial
             Development Authority, West Penn
             Power Company, Series B..............    4.750%   2/1/07     403,999
      5,000 Harrisburg Pennsylvania, ETM..........    9.750%  4/15/99       5,046
     55,000 Hazelton Pennsylvania Area School
             District, Series A (FGIC)............    4.750%   3/1/08      57,063
     40,000 Hazleton Pennsylvania Area School
             District, Series A (FGIC)............    4.650%   3/1/07      41,200
     60,000 Hazleton Pennsylvania Area School
             District, Series A (FGIC)............    4.900%   3/1/09      62,325
     50,000 Hazleton Pennsylvania Area School
             District, Series A (FGIC)............    5.000%   3/1/10      51,938
     40,000 Hazleton Pennsylvania Area School
             District, Series A (FGIC)............    5.000%   3/1/11      40,900
     10,000 Hazleton Pennsylvania Area School
             District, Series B (FGIC)............    4.500%   3/1/05      10,238
     25,000 Indiana County Pennsylvania Industrial
             Development Authority, NY State
             Electric & Gas Corporation, Pollution
             Control Revenue (MBIA)...............    6.000%   6/1/06      27,938
    165,000 Kennett Square Pennsylvania Guaranteed
             Sewer Revenue (FSA)..................    5.300% 12/15/27     167,887
    105,000 Lebanon County Pennsylvania Good
             Samaritan Hospital Authority, ETM....    6.800%  11/1/01     111,032
    150,000 Lehigh County Pennsylvania General
             Purpose Authority, Muhlenberg
             Continuing Care, Prerefunded 3/15/00
             @ 102 (LOC)..........................    7.800%  3/15/20     156,937
     45,000 Lehigh County Pennsylvania General
             Purpose Authority, Muhlenberg
             Hospital Center, ETM.................    4.800%  7/15/00      45,788
     65,000 Lehigh County Pennsylvania General
             Purpose Authority, Muhlenberg
             Hospital Center, ETM.................    4.800%  7/15/00      66,138
    200,000 Metropolitan Lancaster Authority of
             Pennsylvania, Water Project Notes....    4.250%  2/15/00     200,226
     50,000 Monroeville Pennsylvania Hospital
             Authority, East Suburban Health
             Center Project, Prerefunded 7/1/04 @
             100..................................    7.600%   7/1/08      55,875
     15,000 Montgomery County Pennsylvania (LOC)..    6.750% 11/15/04      15,633
     20,000 Montgomery County Pennsylvania Higher
             Ed...................................    5.000%   1/1/03      20,025
     30,000 Montgomery County Pennsylvania
             Industrial...........................    6.400%   6/1/03      31,388
    165,000 Montgomery County Pennsylvania
             Industrial Development Authority, 1st
             Mortgage, Meadowood Corporation
             Project, Prerefunded 12/1/00 @ 102...   10.250%  12/1/20     188,305
      5,000 Mount Lebanon Pennsylvania Hospital
             Authority, ETM.......................    7.000%   7/1/06       5,575
     20,000 Penn Cambria School District (Asset
             GTY).................................    4.000%  8/15/99      20,090
     25,000 Pennsylvania Housing Finance Agency,
             Rental Housing (FNMA)................    5.150%   7/1/03      25,969

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 1998 (Unaudited)

 Principal                 Security                        Maturity    Value
   Amount                Description                Rate     Date    (Note 2)
 ---------               -----------                ----   --------  --------
            Municipal Bonds (continued)
            Pennsylvania (continued)
 $  335,000 Pennsylvania Housing Finance Agency,
             Rental Housing (FNMA)...............   6.500%  7/1/23  $   357,193
     15,000 Pennsylvania Housing Finance Agency,
             Single Family Mortgage, Series 1991
             31A, AMT............................   7.000% 10/1/05       15,919
    100,000 Pennsylvania Housing Finance Agency,
             Single Family Mortgage, Series 58A,
             AMT.................................   5.000% 10/1/04      102,125
    125,000 Pennsylvania Housing Finance Agency,
             Single Family Mortgage, Series W,
             AMT.................................   7.800% 10/1/20      128,890
  1,355,000 Pennsylvania State Certificates of
             Participation, Series A (AMBAC).....   5.400%  7/1/09    1,410,893
    300,000 Pennsylvania State Finance Authority
             Revenue, Municipal Capital Imports
             Program (Inv Ag Sun America)........   6.600% 11/1/09      330,750
     85,000 Pennsylvania State Higher Educational
             Facilities, Gwinedd-Mercy College
             (Asset GTY).........................   5.000% 11/1/08       85,956
     10,000 Pennsylvania State Higher Educational
             Facilities, University of the Arts
             (Asset GTY).........................   4.750% 3/15/05       10,138
     20,000 Pennsylvania State Higher Educational
             Facilities, University of the Arts
             (Asset GTY).........................   4.850% 3/15/06       20,275
     20,000 Pennsylvania State Higher Educational
             Facilities, University of the Arts
             (Asset GTY).........................   5.100% 3/15/09       20,275
     20,000 Pennsylvania State Higher Educational
             Facilities, University of the Arts
             (Asset GTY).........................   5.200% 3/15/10       20,275
     20,000 Pennsylvania State Higher Educational
             Facilities, University of the Arts
             (Asset GTY).........................   5.250% 3/15/11       20,250
     20,000 Pennsylvania State Higher Educational
             Facilities, University of the Arts
             (Asset GTY).........................   5.300% 3/15/12       20,200
     10,000 Pennsylvania State Higher Educational
             Facilities, Ursinus College.........   5.000%  1/1/02       10,188
     10,000 Pennsylvania State Higher Educational
             Facilities, Ursinus College.........   5.100%  1/1/03       10,250
     15,000 Pennsylvania State Higher Educational
             Facilities, Ursinus College.........   5.200%  1/1/04       15,506
     15,000 Pennsylvania State Higher Educational
             Facilities, Ursinus College.........   5.300%  1/1/05       15,581
     15,000 Pennsylvania State Higher Educational
             Facilities, Ursinus College.........   5.400%  1/1/06       15,713
     85,000 Pennsylvania State Higher Educational
             Facilities, Ursinus College.........   5.850%  1/1/17       87,763
     45,000 Philadelphia Pennsylvania Authority
             For Industrial Development (FHA)....   4.750%  2/1/08       45,563
     60,000 Philadelphia Pennsylvania Authority
             For Industrial Development, Jeanes
             Physicians' Office..................   9.375%  7/1/10       61,187
    170,000 Philadelphia Pennsylvania Authority
             For Industrial Development, National
             Board of Medical Examiners Project..   6.500%  5/1/05      183,599
     35,000 Philadelphia Pennsylvania Authority
             For Industrial Development, National
             Board of Medical Examiners Project..   6.750%  5/1/12       37,975
     20,000 Philadelphia Pennsylvania Authority
             For Industrial Development, PGH
             Development Corporation, ETM........   7.000%  7/1/99       20,184
     15,000 Philadelphia Pennsylvania Hospital &
             Higher Educational Facilities, St.
             Agnes Medical Center Project, ETM...   6.750% 8/15/01       15,544
    135,000 Philadelphia Pennsylvania Hospitals &
             Higher Educational Facilities,
             Friends Hospital (ACA)..............   6.200%  5/1/11      146,306
    230,000 Philadelphia Pennsylvania Hospitals &
             Higher Education Facilities, Health
             Systems, Series A (FHA).............   5.375%  1/1/28      233,162
     45,000 Pittsburgh Pennsylvania Urban
             Redevelopment Authority, Center
             Triangle Tax Increment (LOC)........   5.125%  6/1/00       45,506
     25,000 Pittsburgh Pennsylvania Urban
             Redevelopment Authority, Oliver
             Garage Project (LOC)................   5.200%  6/1/11       25,656
     15,000 Pittsburgh Pennsylvania Urban
             Redevelopment Authority, Series C,
             AMT (GNMA/FNMA).....................   5.950% 10/1/29       15,713
  1,080,000 Pottsville Pennsylvania Hospital
             Authority, Pottsville Hospital &
             Warne Clinic........................   5.625%  7/1/24    1,112,399
     50,000 Pottsville Pennsylvania Hospital
             Authority, Pottsville Hospital &
             Warne Clinic........................   4.700%  7/1/01       50,375
     55,000 Pottsville Pennsylvania Hospital
             Authority, Pottsville Hospital &
             Warne Clinic........................   4.800%  7/1/02       55,550
     60,000 Pottsville Pennsylvania Hospital
             Authority, Pottsville Hospital &
             Warne Clinic........................   5.150%  7/1/09       60,525
    150,000 Pottsville Pennsylvania Hospital
             Authority, Pottsville Hospital &
             Warne Clinic........................   5.500%  7/1/18      147,750
     40,000 Pottsville Pennsylvania Hospital
             Authority, Pottsville Hospital &
             Warne Clinic, Prerefunded 7/1/04 @
             102.................................   7.250%  7/1/24       47,000
     15,000 Scranton-Lackawanna Pennsylvania
             Health & Welfare....................   6.625% 4/15/07       15,109
    115,000 Seneca Valley Pennsylvania School
             District, Series A (FGIC)...........   5.250%  7/1/07      123,481
     40,000 Somerset County Pennsylvania Hospital
             Authority, Somerset Community
             Hospital, District B (Asset GTY)....   5.200%  3/1/10       41,400
     10,000 Somerset County Pennsylvania Hospital
             Authority, Somerset Community
             Hospital, District B (Asset GTY)....   5.300%  3/1/11       10,350

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 1998 (Unaudited)

 Principal                Security                         Maturity    Value
   Amount                Description                Rate     Date    (Note 2)
 ---------               -----------                ----   --------  --------
            Municipal Bonds (continued)
            Pennsylvania (continued)
 $    5,000 St. Mary Hospital Authority, Bucks
             County, ETM........................    6.625%   7/1/04 $     5,425
     20,000 York County Pennsylvania Industrial
             Authority, Personal Care Facilities
             Fox Ridge, Prerefunded 10/1/02 @
             100................................    9.500%  10/1/19      23,900
     75,000 York Pennsylvania Housing
             Corporation, Revenue Mortgage
             Series A...........................    6.875%  11/1/09      77,069
                                                                    -----------
                                                                     10,898,890
                                                                    -----------
            Rhode Island -- 1.76%
     10,000 Central Falls Rhode Island,
             Prerefunded 11/15/00 @ 103.........    9.250% 11/15/10      11,313
  1,000,000 Rhode Island Health and Educational
             Board, Higher Educational
             Facilities (AMBAC).................    5.000% 11/15/24     976,250
     25,000 Rhode Island State Industrial
             Development Facilities Corporation,
             Crystal Thermoplastics Project.....    6.900%   8/1/14      26,656
     60,000 West Warwick Rhode Island Series A,
             IBCC (Asset GTY)...................    7.300%  7/15/08      68,775
                                                                    -----------
                                                                      1,082,994
                                                                    -----------
            South Carolina -- 0.95%
    210,000 South Carolina Jobs Economic
             Development Authority Revenue,
             AMT................................    5.050%   6/1/08     210,000
     55,000 South Carolina State Housing Finance
             & Development......................    5.500%  12/1/05      58,163
    200,000 South Carolina State Housing Finance
             & Development, Mandatory Put 1/1/05
             @ 100 (FNMA).......................    5.700%   6/1/25     216,749
     30,000 South Carolina State Housing Finance
             & Development (FHA)................    6.050%   7/1/27      31,313
     65,000 South Carolina State Housing Finance
             & Development Authority Multi-
             Family Revenue, Mandatory Put
             6/1/10 @ 100, AMT..................    6.750%   6/1/25      69,875
                                                                    -----------
                                                                        586,100
                                                                    -----------
            South Dakota -- 0.13%
     65,000 South Dakota Housing Development
             Authority..........................    7.000%   4/1/12      69,225
     10,000 South Dakota State Building
             Authority, Prerefunded to various
             dates..............................   10.500%   9/1/00      10,900
                                                                    -----------
                                                                         80,125
                                                                    -----------
            Tennessee -- 1.52%
     25,000 Greenville Tennessee Health &
             Educational Facilities, ETM........    8.700%  10/1/09      31,000
     55,000 Metro Government Nashville &
             Davidson County (Asset GTY)........    5.500%   5/1/23      57,200
    140,000 Metro Government Nashville &
             Davidson County Multi-Family
             Housing, Welch Bend Apartments,
             Mandatory Put 1/1/07 @ 100 (FNMA)..    5.500%   1/1/27     147,875
     15,000 Metro Government Nashville &
             Davidson County, CI Homes Inc.
             Project, Series A, Prerefunded
             10/1/07 @ 105......................    9.000%  10/1/22      20,119
     85,000 Shelby County Tennessee Health
             Education & Multi-Family Housing,
             Windsor Apartments (Asset GTY).....    6.500%  10/1/07      90,950
     30,000 Shelby County Tennessee Health
             Education & Multi-Family Housing,
             Windsor Apartments (Asset GTY).....    6.750%  10/1/17      32,250
    525,000 Tennessee Energy Acquisition
             Corporation, Series B (AMBAC)......    5.000%   9/1/07     555,844
                                                                    -----------
                                                                        935,238
                                                                    -----------
            Texas -- 3.76%
     50,000 Austin Texas Water, Sewer and
             Electric Utilities.................   14.000% 11/15/01      57,813
    115,000 Bexar County Texas Housing Finance
             Corp. Residual, Revenue Capital
             Appreciation.......................    7.410%   3/1/15      40,538
     20,000 Bexar County Texas Housing Finance
             Corp. Revenue, AMT (GNMA)..........    7.750%   9/1/15      21,033
     10,000 Brazos Texas Higher Education
             Authority Inc., AMT................    6.500%   6/1/04      10,650
    115,000 Bryan Texas Higher Education
             Authority..........................    7.300%  12/1/16     121,324
    167,538 Capital Area Housing Finance Corp...    6.500%  11/1/19     175,705
     65,000 Collin County Texas Housing Finance
             Corp. Multi-Family Revenue,
             Mandatory Put 9/1/03...............    6.500%   9/1/22      66,869
    235,000 De Soto Texas Housing Financial
             Corp., Mandatory Put 10/1/07 @ 100
             (FNMA).............................    5.125%  10/1/27     242,049
     10,000 Del Rio Texas (Asset GTY)...........    7.500%   4/1/03      11,288

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 1998 (Unaudited)

 Principal                 Security                        Maturity    Value
   Amount                Description                Rate     Date    (Note 2)
 ---------               -----------                ----   --------  --------
            Municipal Bonds (continued)
            Texas (continued)
 $   15,000 Del Rio Texas (Asset GTY)............   7.500%   4/1/04 $    17,288
      5,000 Del Rio Texas (Asset GTY)............   7.500%   4/1/08       6,056
     15,000 Del Rio Texas (Asset GTY)............   7.500%   4/1/09      18,000
      5,000 Del Rio Texas (Asset GTY)............   6.500%   4/1/10       5,619
      5,000 Del Rio Texas (Asset GTY)............   5.550%   4/1/11       5,231
      5,000 Del Rio Texas (Asset GTY)............   5.650%   4/1/13       5,281
      5,000 Del Rio Texas (Asset GTY)............   5.750%   4/1/16       5,263
     15,000 Del Rio Texas (Asset GTY)............   5.750%   4/1/17      15,750
     10,000 Denison Texas Hospital Authority
             Hospital Revenue, ETM...............   7.125%   7/1/08      11,575
     35,000 Gregg County Texas Housing Finance
             Corp., Mandatory Put 3/1/06 @ 100...   6.400%   9/1/25      37,363
     30,000 Gulf Coast Waste Disposal Authority
             Texas, Prerefunded 8/01/03 @ 100....   6.500%   2/1/06      32,175
     75,000 Harris County Texas (MBIA)...........   4.230%  8/15/01      68,063
     15,000 Harris County Texas Housing Finance
             Corp., Mandatory Put 9/1/99 @ 100
             (LOC)...............................   5.600% 12/31/19      15,149
     20,000 Harris County Texas Housing Finance
             Corp., AMT (FSA)....................   5.700%   6/1/06      21,050
    120,000 Houston Texas Housing Finance Corp.
             Single-Family, Zero Coupon..........   7.830%   6/1/14      38,700
    140,000 Houston Texas Housing Finance Corp.
             Single-Family.......................   8.000%   6/1/14     152,774
      5,000 Houston Texas Sewer System Revenue,
             ETM.................................   5.400%  10/1/04       5,369
      5,000 Houston Texas Sewer System Revenue,
             ETM.................................   6.375%  10/1/08       5,788
     15,000 Mc Allen Texas Development Corp.
             (FSA)...............................   4.700%  2/15/08      15,244
     15,000 Mc Allen Texas Development Corp.
             (FSA)...............................   4.800%  2/15/09      15,244
     65,000 Northeast Hospital Authority Texas
             Revenue, ETM........................   8.000%   7/1/08      76,863
     15,026 Odessa Texas Housing & Finance Corp.
             Single-Family (FNMA)................   8.450%  11/1/11      16,172
     30,000 Panhandle Texas Regulation Housing &
             Finance, AMT (GNMA).................   7.500%   5/1/24      31,200
     10,000 Panhandle-Plains Texas Higher
             Education, Series D, AMT............   5.100%   9/1/03      10,300
     10,000 Panhandle-Plains Texas Higher
             Education, Series D, AMT............   5.250%   3/1/05      10,350
     15,000 Port Houston Authority Texas Harris..   5.750%   5/1/02      15,226
    130,000 Tarrant County Texas Housing Finance
             Corp., Multi-Family Housing, Summit
             Project A, Mandatory Put 9/1/07 @
             100 (FNMA)..........................   5.080%   9/1/27     133,574
     15,000 Texarkana Texas Housing Finance
             Corporation Mortgage, Summer Hill
             Series A (GNMA).....................   5.550%  1/20/07      15,788
    200,000 Texas State, Variable................   5.350%  8/31/99     199,999
     75,000 Texas State Department Housing &
             Community Affairs Volente Project,
             AMT (FNMA)..........................   5.000%   7/1/08      76,219
    100,000 Texas State Department Housing &
             Community Affairs, Meadow Ridge
             Apartments Project, AMT.............   5.050%   8/1/08     101,625
     60,000 Travis County Texas Housing Finance
             Corporation, Broadmoor Apartments
             Project, AMT (FSA)..................   5.700%   6/1/06      63,150
     50,000 Webb County Texas Certificates of
             Participation, Series A (Asset
             GTY)................................   5.100%  10/1/07      52,813
     50,000 Webb County Texas Certificates of
             Participation, Series A, Callable
             10/1/07 @ 101 (Asset GTY)...........   5.200%  10/1/08      53,125
     50,000 Webb County Texas Certificates of
             Participation, Series A, Callable
             10/1/07 @ 101 (Asset GTY)...........   5.300%  10/1/09      52,250
      5,000 Willow Fork Drain District Texas
             (AMBAC).............................   4.600%   9/1/05       5,156
     15,000 Willow Fork Drain District Texas
             (AMBAC).............................   4.600%   9/1/06      15,431
     30,000 Willow Fork Drain District Texas
             (AMBAC).............................   4.650%   9/1/07      30,863
     20,000 Willow Fork Drain District Texas
             (AMBAC).............................   4.700%   9/1/08      20,575
     25,000 Willow Fork Drain District Texas
             (AMBAC).............................   4.800%   9/1/09      25,656
     30,000 Willow Fork Drain District Texas
             (AMBAC).............................   4.900%   9/1/10      30,788
     35,000 Willow Fork Drain District Texas
             (AMBAC).............................   4.900%   9/1/11      35,700
                                                                    -----------
                                                                      2,317,074
                                                                    -----------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 1998 (Unaudited)

 Principal                 Security                        Maturity    Value
   Amount                Description                Rate     Date    (Note 2)
 ---------               -----------                ----   --------  --------
            Municipal Bonds (continued)
            Utah -- 0.97%
 $   20,000 Brigham City Utah Special Assessment,
             Special Imports District No. 22,
             Prerefunded  8/1/00 @ 102...........   9.000%   8/1/04 $    22,050
     20,000 Hildale Utah.........................   7.500% 12/15/03      21,825
     40,000 Provo City Utah Housing Authority
             Multi-Family, Lookout Pointe
             Apartments (GNMA)...................   6.000%  7/20/08      43,500
     15,000 Salt Lake City Utah Individual
             Development Revenue, Hermes
             Association Project (LOC)...........   5.900%   9/1/99      15,189
     65,000 Utah State Housing Financial Agency,
             Single Family Mortgage, A2 CL II,
             AMT.................................   5.400%   7/1/16      65,568
     50,000 Utah State Housing Financial Agency,
             Sub-Single Family Mortgage, Issue
             F1..................................   5.850%   7/1/07      53,563
     10,000 Utah State Housing Financial Agency,
             Single Family Mortgage, Issue B-2,
             AMT (FHA)...........................   7.600%   1/1/22      10,388
     25,000 Utah State Housing Financial Agency,
             Single Family Mortgage, Series F1 CL
             I...................................   5.500%   7/1/16      25,531
     25,000 Utah State Housing Financial Agency,
             Single Family Mortgage, Sub-D2,
             AMT.................................   5.250%   7/1/12      25,219
    145,000 Utah State Housing Financial Agency,
             Single Family Mortgage, Mezz D2,
             AMT.................................   5.400%   7/1/20     146,268
     35,000 Utah State Housing Financial Agency,
             Single Family Mortgage, A2 CL III,
             AMT.................................   5.200%   7/1/11      35,394
     35,000 Utah State Housing Financial Agency,
             Single Family Mortgage, B2 CL III,
             AMT.................................   5.250%   7/1/11      35,656
     85,000 Weber County Utah Municipal Building
             Authority (Asset GTY)...............   6.750% 12/15/04      97,112
                                                                    -----------
                                                                        597,263
                                                                    -----------
            Vermont -- 0.19%
     25,000 Vermont Educational & Health
             Buildings Financing, Norwich
             University Project..................   5.000%   7/1/07      25,406
     45,000 Vermont Educational & Health
             Buildings Financing, Norwich
             University Project..................   5.750%   7/1/13      46,799
      5,000 Vermont Educational & Health
             Buildings Financing, Norwich
             University Project..................   4.300%   7/1/00       5,019
     15,000 Vermont Educational & Health
             Buildings Financing, Norwich
             University Project..................   4.750%   7/1/04      15,188
     25,000 Vermont Educational & Health
             Buildings Financing, Norwich
             University Project..................   5.000%   7/1/06      25,563
                                                                    -----------
                                                                        117,975
                                                                    -----------
            Virginia -- 0.74%
    195,000 Alexandria Virginia Redevelopment &
             Housing Authority, AMT..............   6.625%   5/1/24     205,481
     75,000 Newport News Virginia Industrial
             Development Authority (GNMA)........   7.250%   8/1/16      82,969
    105,000 Richmond Virginia Metro Authority
             Expressway Revenue, Partially
             Prerefunded, Balance ETM............   7.000% 10/15/13     115,631
     50,000 Virginia State Housing Development
             Authority, Multi-Family Housing,
             Series D............................   6.800%  11/1/09      54,125
                                                                    -----------
                                                                        458,206
                                                                    -----------
            Washington -- 0.77%
     30,000 Grays Harbor County Washington Public
             Utility, ETM........................   5.375%   1/1/06      31,313
     15,000 King County Washington Housing
             Authority, Multi-Family Housing.....   7.000%   8/1/03      15,506
     50,000 King County Washington Housing
             Authority, Multi-Family Housing.....   7.000%   8/1/03      52,188
     95,000 Seattle Washington Housing Authority
             (GNMA)..............................   7.400% 11/20/36     110,199
     40,000 Spokane Washington Housing Authority
             Revenue, Valley 206 Apartments,
             Junior Lien A (Standby LOC).........   5.750%   4/1/28      39,750
     65,000 Spokane Washington Housing Authority
             Revenue, Valley 206 Apartments,
             Senior Lien A.......................   5.625%   4/1/28      63,213
     55,000 Washington State Health Care
             Facilities, Prerefunded 10/1/99 @
             102.................................   7.875%  10/1/10      57,561
     95,000 Washington State Housing Finance
             Community (GNMA/FNMA)...............   6.900%   7/1/16      98,087
      5,000 Washington State Housing Finance
             Community, Series A (FNMA)..........   7.000%   7/1/99       5,058
                                                                    -----------
                                                                        472,875
                                                                    -----------
            West Virginia -- 1.04%
     15,000 Beckley West Virginia Nursing
             Facility Revenue Refunding, Beckley
             Health Care Corporation Project
             (Standby LOC).......................   5.550%   9/1/08      15,563
     15,000 Beckley West Virginia Nursing
             Facility Revenue Refunding, Beckley
             Health Care Corporation Project
             (Standby LOC).......................   5.700%   9/1/09      15,619
    185,000 Harrison County West Virginia, Series
             B, Zero Coupon (AMBAC)..............   7.250% 10/20/10      80,706
    195,000 Marshall County West Virginia
             Mortgage Revenue Capital
             Appreciation (MBIA).................   7.050%   5/1/14      61,425

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 1998 (Unaudited)

 Principal                 Security                        Maturity    Value
   Amount                Description                Rate     Date    (Note 2)
 ---------               -----------                ----   --------  --------
            Municipal Bonds (continued)
            West Virginia (continued)
 $   55,000 Mason County, Refunding, 1st
             Mortgage, Pt. Pleasant Haven (LOC)..   6.200% 12/1/05  $    57,338
    350,000 Preston County West Virginia
             Pollution Control, County Commission
             Monongahela.........................   4.500%  3/1/03      352,624
    140,000 Raleigh, Fayette, & Nicholas
             Counties, Compounding Interest,
             Series B (AMBAC), Zero Coupon.......   7.870% 6/20/10       58,450
                                                                    -----------
                                                                        641,725
                                                                    -----------
            Wisconsin -- 1.15%
     35,000 Oshkosh Wisconsin Hospital Facility
             Revenue, Mercy Medical Center,
             Prerefunded 7/1/07 @ 100............   7.375%  7/1/09       39,900
     10,000 Pewaukee Wisconsin Individual
             Development Revenue, Lake Country
             Development Project, AMT (LOC)......   6.000%  6/1/06       10,625
      5,000 Pewaukee Wisconsin Individual
             Development Revenue, Lake Country
             Development Project, AMT (LOC)......   5.800%  6/1/04        5,244
      5,000 Pewaukee Wisconsin Individual
             Development Revenue, Lake Country
             Development Project, AMT (LOC)......   5.900%  6/1/05        5,281
     10,000 West Bend Wisconsin Refunding........   6.400%  2/1/05       10,850
     15,000 Whitewater Wisconsin Waterworks
             Systems Mortgage....................   7.500%  7/1/16       17,363
     25,000 Wisconsin Housing and Economic
             Development Authority, Series B,
             AMT.................................   4.950%  9/1/09       25,281
    230,000 Wisconsin State Health & Educational
             Facilities, Richland Hospital Income
             Project, Series A (ACA).............   5.375%  6/1/28      231,437
     75,000 Wisconsin State Health & Educational
             Facilities, Sisters Sorrowful
             Mother, Series A (MBIA).............   5.100% 8/15/07       79,594
    110,000 Wisconsin State Health & Educational
             Facilities, Sisters Sorrowful
             Mother, Series A (MBIA).............   5.200% 8/15/08      117,700
     75,000 Wisconsin State Health & Educational
             Facilities, Sisters Sorrowful
             Mother, Series A (MBIA).............   5.300% 8/15/09       80,813
      5,000 Wisconsin State Health & Educational
             Facilities, Viterbo College Income
             Project (LOC).......................   5.250%  2/1/04        5,206
      5,000 Wisconsin State Health & Educational
             Facilities, Viterbo College Income
             Project (LOC).......................   5.400%  2/1/05        5,250
     35,000 Wisconsin State Health & Educational
             Facilities, Viterbo College Income
             Project (LOC).......................   5.750%  2/1/12       36,181
     35,000 Wisconsin State Health & Educational
             Facilities. Viterbo College Income
             Project (LOC).......................   6.000%  2/1/17       36,531
                                                                    -----------
                                                                        707,256
                                                                    -----------
            Wyoming -- 0.45%
     65,000 Cheyenne, Wyoming Federal Mineral
             Reality Revenue, Second Lien........   6.200%  6/1/09       69,225
     20,000 Teton County Wyoming Hospital
             District, Hospital Refunding &
             Imports (ACA).......................   5.000% 12/1/03       20,750
    150,000 Teton County Wyoming, Teton County
             School District No. 1 Project
             (MBIA)..............................   5.000%  6/1/05      157,500
     15,000 Wyoming Community Development
             Authority Housing Revenue, Series 5,
             AMT.................................   5.700% 12/1/07       16,013
     15,000 Wyoming Community Development
             Authority, Single Family Mortgage,
             Series B, AMT.......................   8.125%  6/1/21       15,600
                                                                    -----------
                                                                        279,088
                                                                    -----------
            Total -- Municipal Bonds (cost
             $61,712,164)........................                    61,840,147
                                                                    -----------


See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 1998 (Unaudited)

 Principal                Security                        Maturity    Value
   Amount                Description               Rate     Date    (Note 2)
 ---------               -----------               ----   --------  --------
            Short-Term Investments -- 0.07%
 $       25 Bankers Trust Cash Sweep............   3.800%   1/1/99 $        25
     41,959 Provident Municipal Money Market,
             Tax-Free Money Market..............   3.540% 12/31/99      41,959
                                                                   -----------
            Total -- Short-Term Investments
             (cost $41,984).....................                        41,984
                                                                   -----------
            Total Investments (cost $61,754,148)
             (a) -- 100.49%.....................                    61,882,131
                                                                   -----------
            Liabilities in Excess of Other
             Assets -- (0.49)%..................                      (303,185)
                                                                   -----------
            Total Net Assets -- 100.00%.........                   $61,578,946
                                                                   ===========

--------
(a) Represents cost for federal income tax purposes and differs from value of net unrealized appreciation of securities as follows:

   Unrealized appreciation........................................... $ 320,221
   Unrealized depreciation...........................................  (192,238)
                                                                      ---------
   Net unrealized appreciation....................................... $ 127,983
                                                                      =========

ACA--American Capital Access
AMT--Alternative Minimum Tax
AMBAC--AMBAC Indemnity Corporation
AXA--AXA Reinsurance UK
ETM--Escrowed to Maturity
FGIC--Financial Guaranty Insurance Company
FHA--Federal Housing Authority
FNMA--Federal National Mortgage Association
FSA--Financial Security Assurance, Inc.
GNMA--Government National Mortgage Association
GTY--Guaranteed
LOC--Letter of Credit
MBIA--Municipal Bond Insurance Association

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Statements of Assets and Liabilities
December 31, 1998 (Unaudited)

                                                        Small
                                                    Capitalization International
                         Value Equity Growth Equity     Equity        Equity
                          Portfolio    Portfolio      Portfolio      Portfolio
                         ------------ ------------- -------------- -------------
ASSETS:
 Investments, at value
  (cost $155,650,714;
  $164,059,288;
  $138,814,594; and
  $211,692,716
  respectively)......... $172,833,898 $232,570,330   $151,875,725  $235,338,390
 Cash...................           --           --             --        12,465
 Foreign currency, at
  value (cost $0; $0;
  $0; and $2,230,289
  respectively).........           --           --             --     2,230,913
 Unrealized appreciation
  on forward exchange
  contracts.............           --           --             --     1,343,182
 Receivable for
  investments sold......      399,574       69,932        173,726       471,763
 Dividends and interest
  receivable............      358,483      121,674        241,048       256,180
 Foreign tax reclaim
  receivable............           --           --             --       294,358
 Deferred organization
  costs.................       10,178       10,492         10,397        10,060
                         ------------ ------------   ------------  ------------
   Total Assets.........  173,602,133  232,772,428    152,300,896   239,957,311
                         ------------ ------------   ------------  ------------
LIABILITIES:
 Payable for investments
  purchased.............      423,914       29,502        556,363       787,517
 Advisory fees payable..       46,703       55,699         46,380        76,651
 Consulting fees
  payable...............        7,069        9,283          6,066         9,737
 Administrative services
  fees payable..........        2,129        2,907          1,842         2,983
 Legal and audit fees
  payable...............       15,665       17,911         14,056        18,829
 Other accrued
  expenses..............       33,207       21,920         22,790       101,835
                         ------------ ------------   ------------  ------------
   Total Liabilities....      528,687      137,222        647,497       997,552
                         ------------ ------------   ------------  ------------
NET ASSETS.............. $173,073,446 $232,635,206   $151,653,399  $238,959,759
                         ============ ============   ============  ============
NET ASSETS CONSIST OF:
 Shares of beneficial
  interest, at par
  value................. $     12,967 $     14,890   $     13,474  $     18,998
 Additional paid-in
  capital...............  154,923,558  162,080,161    149,137,612   217,482,023
 Accumulated
  undistributed
  (distribution in
  excess of) net
  investment income.....      774,588      111,821        272,592      (388,326)
 Accumulated
  undistributed net
  realized gain/(loss)
  on investments,
  futures and foreign
  currency
  transactions..........      179,149    1,917,292    (10,831,410)   (3,158,419)
 Net unrealized
  appreciation on
  investments and
  foreign currency
  transactions..........   17,183,184   68,511,042     13,061,131    25,005,483
                         ------------ ------------   ------------  ------------
   Total Net Assets..... $173,073,446 $232,635,206   $151,653,399  $238,959,759
                         ============ ============   ============  ============
SHARES OF BENEFICIAL
INTEREST:
 Shares of beneficial
  interest outstanding..   12,967,280   14,890,071     13,473,948    18,998,169
                         ============ ============   ============  ============
 Net Asset Value,
  offering and
  redemption
  price per share....... $      13.35 $      15.62   $      11.26  $      12.58
                         ============ ============   ============  ============

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Statements of Assets and Liabilities (continued)
December 31, 1998 (Unaudited)

                                     Limited
                                     Duration                 Intermediate Term
                                  Municipal Bond Fixed Income  Municipal Bond
                                    Portfolio     Portfolio       Portfolio
                                  -------------- ------------ -----------------
ASSETS:
 Investments, at value (cost
  $56,058,406; $92,344,696
  and $61,754,148;
  respectively)..................  $56,516,703   $92,946,497     $61,882,131
 Receivable for investments
  sold...........................           --       329,569              --
 Dividends and interest
  receivable.....................      655,127       937,564         909,860
 Deferred organization costs.....       10,968            --              --
                                   -----------   -----------     -----------
   Total Assets..................   57,182,798    94,213,630      62,791,991
                                   -----------   -----------     -----------
LIABILITIES:
 Dividends payable...............      195,276       453,569         234,713
 Payable for investments
  purchased......................    1,040,441            --         930,677
 Advisory fees payable...........        9,217        21,994          13,849
 Consulting fees payable.........        2,304         3,999           2,518
 Administrative services fees
  payable........................          573           972              --
 Legal and audit fees payable....        9,081        16,239          13,735
 Other accrued expenses..........       12,486        22,057          17,553
                                   -----------   -----------     -----------
   Total Liabilities.............    1,269,378       518,830       1,213,045
                                   -----------   -----------     -----------
NET ASSETS.......................  $55,913,420   $93,694,800     $61,578,946
                                   ===========   ===========     ===========
NET ASSETS CONSIST OF:
 Shares of beneficial interest,
  at par value...................  $     5,537   $     9,287     $     6,128
 Additional paid-in capital......   55,716,458    92,926,005      61,483,218
 Accumulated undistributed net
  investment income..............          116            --              --
 Accumulated undistributed net
  realized gain/(loss) on
  investments....................     (266,988)      157,707         (38,383)
 Net unrealized appreciation on
  investments....................      458,297       601,801         127,983
                                   -----------   -----------     -----------
   Total Net Assets..............  $55,913,420   $93,694,800     $61,578,946
                                   ===========   ===========     ===========
SHARES OF BENEFICIAL INTEREST:
 Shares of beneficial interest
  outstanding....................    5,536,896     9,286,576       6,127,838
                                   ===========   ===========     ===========
 Net Asset Value, offering and
  redemption price per share.....  $     10.10   $     10.09     $     10.05
                                   ===========   ===========     ===========

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Statements of Operations
For the Six Months Ended December 31, 1998 (Unaudited)

                                                              Small
                                                          Capitalization International
                              Value Equity  Growth Equity     Equity        Equity
                               Portfolio      Portfolio     Portfolio      Portfolio
                              ------------  ------------- -------------- -------------
INVESTMENT INCOME:
 Interest...................  $   124,158    $    77,250   $    104,061   $    68,745
 Dividends (net of foreign
  withholding tax of
  $10,269; $106; $0;
  and $233,630
  respectively).............    1,663,566        691,422        662,467     1,542,042
                              -----------    -----------   ------------   -----------
   Total Investment Income..    1,787,724        768,672        766,528     1,610,787
                              -----------    -----------   ------------   -----------
EXPENSES:
 Advisory fees..............      273,079        306,361        260,658       438,093
 Consulting fees............       41,336         51,061         34,194        55,399
 Administrative services
  fees......................       88,884        109,705         73,555       119,080
 Custodian fees.............       20,115         24,096         19,091       109,501
 Audit and legal fees.......       17,349         18,637         15,434        19,849
 Registration and filing
  fees......................       11,603         17,325         11,224        13,418
 Fund accounting fees.......          644            720          2,093         5,278
 Transfer agency fees.......        2,685          2,889          2,259         3,140
 Trustees' fees and
  expenses..................        3,038          3,854          2,561         4,080
 Organization expenses......        3,137          3,137          3,137         3,137
 Other expenses.............        5,675          8,755          3,337        12,897
                              -----------    -----------   ------------   -----------
   Total Net Expenses.......      467,545        546,540        427,543       783,872
                              -----------    -----------   ------------   -----------
 Net Investment Income......    1,320,179        222,132        338,985       826,915
                              -----------    -----------   ------------   -----------
NET REALIZED/UNREALIZED
 GAIN/(LOSS) ON INVESTMENTS:
 Net realized gain/(loss) on
  investments, futures and
  foreign currency
  transactions..............      248,897      2,404,788    (10,831,419)   (2,281,228)
 Net change in unrealized
  appreciation/(depreciation)
  on investments and foreign
  currency transactions.....   (6,899,181)    18,355,835      5,694,701     6,209,893
                              -----------    -----------   ------------   -----------
 Net realized/unrealized
  gain/(loss) on
  investments, futures and
  foreign currency
  transactions..............   (6,650,284)    20,760,623     (5,136,718)    3,928,665
                              -----------    -----------   ------------   -----------
 Net increase/(decrease) in
  net assets resulting from
  operations................  $(5,330,105)   $20,982,755   $ (4,797,733)  $ 4,755,580
                              ===========    ===========   ============   ===========

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Statements of Operations (continued)
For the Six Months Ended December 31, 1998 (Unaudited)

                                 Limited Duration               Intermediate Term
                                  Municipal Bond  Fixed Income*  Municipal Bond*
                                    Portfolio       Portfolio       Portfolio
                                 ---------------- ------------- -----------------
INVESTMENT INCOME:
 Interest.......................    $1,175,046     $2,808,521      $1,202,668
 Dividends......................         6,649         26,255          17,098
                                    ----------     ----------      ----------
   Total Investment Income......     1,181,695      2,834,776       1,219,766
                                    ----------     ----------      ----------
EXPENSES:
 Advisory fees..................        46,709        125,883          65,282
 Consulting fees................        11,677         22,889          11,870
 Administrative services fees...        20,424         40,169          21,156
 Custodian fees.................         8,276         10,253           5,842
 Audit and legal fees...........        10,507         20,331          17,563
 Registration and filing fees...         8,103          5,474           4,391
 Fund accounting fees...........         2,568          2,234          20,275
 Transfer agency fees...........           427            760             344
 Trustees' fees and expenses....           824          1,516             626
 Organization expenses..........         3,137             --              --
 Other expenses.................         1,139          7,678           5,829
                                    ----------     ----------      ----------
 Total Expenses before
  waivers.......................       113,791        237,187         153,178
 Less: Expenses waived by
  administrator.................            --             --         (33,984)
                                    ----------     ----------      ----------
   Total Net Expenses...........       113,791        237,187         119,194
                                    ----------     ----------      ----------
 Net Investment Income..........     1,067,904      2,597,589       1,100,572
                                    ----------     ----------      ----------
NET REALIZED/UNREALIZED
 GAIN/(LOSS) ON INVESTMENTS:
 Net realized gain/(loss) on
  investments...................       (12,118)       865,231         (38,383)
 Net change in unrealized
  appreciation/(depreciation) on
  investments...................        (5,817)       601,801         127,983
                                    ----------     ----------      ----------
 Net realized/unrealized
  gain/(loss) on investments....       (17,935)     1,467,032          89,600
                                    ----------     ----------      ----------
 Net increase in net assets
  resulting from operations.....    $1,049,969     $4,064,621      $1,190,172
                                    ==========     ==========      ==========

--------
*Funds commenced operations on July 1, 1998.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Statements of Changes in Net Assets
(Unaudited)

                                                                                        Small Capitalization
                               Value Equity Portfolio      Growth Equity Portfolio        Equity Portfolio
                              --------------------------  --------------------------  --------------------------
                               Six Months       Year       Six Months       Year       Six Months       Year
                                 Ended         Ended         Ended         Ended         Ended         Ended
                              December 31,    June 30,    December 31,    June 30,    December 31,    June 30,
                                  1998          1998          1998          1998          1998          1998
                              ------------  ------------  ------------  ------------  ------------  ------------
From Investment Activities:
Operations:
 Net investment income......  $  1,320,179  $  2,515,539  $    222,132  $    632,890  $    338,985  $    570,426
 Net realized gain/(loss) on
  investments, futures and
  foreign currency
  transactions..............       248,897    23,127,424     2,404,788    40,192,942   (10,831,419)   19,676,905
 Net change in unrealized
  appreciation/(depreciation)
  on investments, futures
  and foreign currency
  transactions..............    (6,899,181)    4,834,455    18,355,835    18,930,310     5,694,701    (5,878,984)
                              ------------  ------------  ------------  ------------  ------------  ------------
 Net increase/(decrease) in
  net assets resulting from
  operations................    (5,330,105)   30,477,418    20,982,755    59,756,142    (4,797,733)   14,368,347
                              ------------  ------------  ------------  ------------  ------------  ------------
Distributions to
Shareholders from:
 Net investment income......      (637,884)   (2,581,986)     (110,492)     (723,410)     (113,042)     (582,905)
 In excess of net investment
  income....................            --            --            --      (115,822)           --            --
 Net realized gain on
  investments, futures and
  foreign currency
  transactions..............   (16,930,526)  (15,909,634)  (14,381,174)  (32,337,330)  (13,827,848)  (12,757,181)
                              ------------  ------------  ------------  ------------  ------------  ------------
 Net decrease in net assets
  resulting from
  distributions.............   (17,568,410)  (18,491,620)  (14,491,666)  (33,176,562)  (13,940,890)  (13,340,086)
                              ------------  ------------  ------------  ------------  ------------  ------------
Shares of Beneficial
Interest:
 Proceeds from shares
  issued....................    22,520,486    79,850,717    17,235,591    60,460,192    52,470,070    52,923,820
 Proceeds from reinvestment
  of dividends..............    15,461,557    16,699,355    13,554,204    31,066,397    11,765,386    11,976,524
 Cost of shares redeemed....   (18,597,262)  (49,040,371)  (20,774,326)  (62,938,761)  (44,370,144)  (28,881,423)
                              ------------  ------------  ------------  ------------  ------------  ------------
 Net increase in net assets
  from shares of beneficial
  interest transactions.....    19,384,781    47,509,701    10,015,469    28,587,828    19,865,312    36,018,921
                              ------------  ------------  ------------  ------------  ------------  ------------
 Total increase/(decrease)
  in net assets.............    (3,513,734)   59,495,499    16,506,558    55,167,408     1,126,689    37,047,182
Net Assets:
 Beginning of period........   176,587,180   117,091,681   216,128,648   160,961,240   150,526,710   113,479,528
                              ------------  ------------  ------------  ------------  ------------  ------------
 End of period..............  $173,073,446  $176,587,180  $232,635,206  $216,128,648  $151,653,399  $150,526,710
                              ============  ============  ============  ============  ============  ============

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Statements of Changes in Net Assets (continued)
(Unaudited)

                                    International             Limited Duration        Fixed Income     Intermediate Term
                                  Equity Portfolio        Municipal Bond Portfolio     Portfolio    Municipal Bond Portfolio
                              --------------------------  --------------------------  ------------  ------------------------
                               Six Months       Year       Six Months       Year       Six Months          Six Months
                                 Ended         Ended         Ended         Ended         Ended*              Ended*
                              December 31,    June 30,    December 31,    June 30,    December 31,        December 31,
                                  1998          1998          1998          1998          1998                1998
                              ------------  ------------  ------------  ------------  ------------  ------------------------
From Investment Activities:
Operations:
 Net investment income......  $    826,915  $  3,503,049  $  1,067,904  $  2,187,862  $ 2,597,589         $ 1,100,572
 Net realized gain/(loss) on
  investments, futures and
  foreign currency
  transactions..............    (2,281,228)    6,336,894       (12,118)      (91,196)     865,231             (38,383)
 Net change in unrealized
  appreciation/(depreciation)
  on investments, futures
  and foreign currency
  transactions..............     6,209,893     1,112,830        (5,817)      373,857      601,801             127,983
                              ------------  ------------  ------------  ------------  -----------         -----------
 Net increase in net assets
  resulting from
  operations................     4,755,580    10,952,773     1,049,969     2,470,523    4,064,621           1,190,172
                              ------------  ------------  ------------  ------------  -----------         -----------
Distributions to
Shareholders from:
 Net investment income......    (1,576,035)   (7,034,223)   (1,067,904)   (2,187,862)  (2,597,589)         (1,100,572)
 Net realized gain on
  investments, futures and
  foreign currency
  transactions..............    (4,962,256)   (4,217,931)           --            --     (707,524)                 --
                              ------------  ------------  ------------  ------------  -----------         -----------
 Net decrease in net assets
  resulting from
  distributions.............    (6,538,291)  (11,252,154)   (1,067,904)   (2,187,862)  (3,305,113)         (1,100,572)
                              ------------  ------------  ------------  ------------  -----------         -----------
Shares of Beneficial
Interest:
 Proceeds from shares
  issued....................    16,477,463   104,993,738    43,116,716    77,839,730   92,704,364          68,717,246
 Proceeds from reinvestment
  of dividends..............     5,710,821    10,125,963       720,332     1,797,773    2,824,632             856,165
 Cost of shares redeemed....   (11,320,734)  (31,067,352)  (34,582,650)  (74,205,989)  (2,593,704)         (8,084,065)
                              ------------  ------------  ------------  ------------  -----------         -----------
 Net increase in net assets
  from shares of beneficial
  interest transactions.....    10,867,550    84,052,349     9,254,398     5,431,514   92,935,292          61,489,346
                              ------------  ------------  ------------  ------------  -----------         -----------
 Total increase in net
  assets....................     9,084,839    83,752,968     9,236,463     5,714,175   93,694,800          61,578,946
Net Assets:
 Beginning of period........   229,874,920   146,121,952    46,676,957    40,962,782           --                  --
                              ------------  ------------  ------------  ------------  -----------         -----------
 End of period..............  $238,959,759  $229,874,920  $ 55,913,420  $ 46,676,957  $93,694,800         $61,578,946
                              ============  ============  ============  ============  ===========         ===========

--------
*Funds commenced operations on July 1, 1998.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Notes to Financial Statements -- December 31, 1998 (Unaudited)


  1. DESCRIPTION. The Hirtle Callaghan Trust ("Trust") is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-ended management series investment company. The Trust was organized as a Delaware business trust on December 15, 1994. The Trust currently offers seven portfolios: The Value Equity Portfolio ("Value Portfolio") (commencement date August 25, 1995), The Growth Equity Portfolio ("Growth Portfolio") (commencement date August 8, 1995), The Small Capitalization Equity Portfolio ("Small Cap Portfolio") (commencement date September 5, 1995), The International Equity Portfolio ("International Portfolio") (commencement date August 17, 1995), The Limited Duration Municipal Bond Portfolio ("Limited Duration Portfolio") (commencement date October 10, 1995), The Fixed Income Portfolio ("Fixed Income Portfolio") (commencement date July 1, 1998), and The Intermediate Term Municipal Bond Portfolio ("Intermediate Municipal Portfolio") (commencement date July 1, 1998).

  2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Portfolios:

    A. Portfolio Valuation. The net asset value per share of the Portfolios is determined once on each business day as of the close of the New York Stock Exchange, which is normally 4 p.m. Eastern Time. Each Portfolio's net asset value per share is calculated by adding the value of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares. In valuing the Trust's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the last sale price on the business day that such value is being determined. If there have been no sales on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Trust's Board of Trustees ("Board") shall determine in good faith to reflect the security's fair value. All other assets of each portfolio are valued in such manner as the Board in good faith deems appropriate to reflect their fair value. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board. With the approval of the Board, any of the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio's securities.

    B. Securities Transactions and Investment Income. Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium and accretion of discount on investments, is accrued daily, as earned.

    C. Dividend and Capital Gain Distributions to Shareholders. The Limited Duration, Intermediate Municipal and Fixed Income Portfolios declare dividends from net investment income daily and distribute dividends on a monthly basis. The Value, Growth, and Small Cap Portfolios declare and distribute dividends from net investment income on a quarterly basis. The International Portfolio declares and distributes dividends from net investment income on a semi-annual basis. Net realized capital gains, if any, will be distributed at least annually for each Portfolio.

    D. Repurchase Agreements. Among the instruments that each of the Portfolios may use for temporary investment purposes are repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security and the obligation of the Portfolio to resell that security at an agreed-upon price and time. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities. The creditworthiness of those banks and non-bank dealers with which the respective

THE HIRTLE CALLAGHAN TRUST
Notes to Financial Statements (continued) -- December 31, 1998 (Unaudited)

  Portfolios may enter into repurchase agreements are monitored in accordance with guidelines adopted by the Board, as is the market value of the securities underlying any repurchase agreement to ensure that the repurchase obligation of the seller is collateralized by an amount at least equal to the repurchase price including accrued interest.

    E. Organizational Expenses. Costs incurred in connection with the organization and initial registration of the Portfolios have been deferred and are being amortized on a straight-line basis over sixty months, beginning with each Portfolio's commencement of operations except those of Intermediate Municipal and Fixed Income Portfolios. Under the provision SOP 98-5, costs associated with organizing a fund which commences operations subsequent to June 30, 1998 should be expensed as incurred and should not be amortized over future periods. Accordingly, costs incurred in connection with the organization of the Intermediate Municipal and Fixed Income Portfolios are being expensed during the current fiscal year. In the event any of the initial shares of the Portfolios are redeemed during the amortization period, for applicable Portfolios, the redemption proceeds will be reduced by a pro rata portion of any unamortized organization expenses in the proportion as the number of shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

    F. Calculation of Expenses. Expenses directly attributable to a Portfolio are charged to that Portfolio. Other expenses are allocated proportionately among the Portfolios in relation to the net assets of each Portfolio.

    G. Foreign Exchange Transactions. The books and records of the Portfolios are maintained in U.S. dollars. Non-U.S. denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statement of Operations:

      i) market value of investment securities and other assets and liabilities at the exchange rate on the valuation date,

      ii) purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

    H. Use of Estimates. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets, and any other parameters used in determining these estimates could cause results to differ from these amounts.

  3. INVESTMENT ADVISORY, CONSULTING AND ADMINISTRATIVE CONTRACTS. The Trust has entered into investment advisory contracts ("Portfolio Management Contracts") on behalf of each of the Portfolios with one or more Investment Managers. Each Investment Manager is responsible for providing a continuous program of investment management to, and placing all orders for, purchase and sale of securities and other instruments on behalf of the respective Portfolios they serve. Each Investment Manager earns a fee, accrued daily and paid monthly, based on average net assets of that portion of the portfolio managed.

  For the six months ended December 31, 1998, the Value Portfolio paid the following investment advisory fees:

                                                                   Amount
Adviser                                                            Earned   Fee
-------                                                           -------- -----
Hotchkis & Wiley................................................. $ 97,589 0.30%
Institutional Capital Corp.......................................  175,490 0.35%
                                                                  -------- -----
                                                                  $273,079 0.33%
                                                                  ======== =====

THE HIRTLE CALLAGHAN TRUST
Notes to Financial Statements (continued) -- December 31, 1998 (Unaudited)


  For the six months ended December 31, 1998, the Growth Portfolio paid the following investment advisory fees:

                                                                   Amount
Adviser                                                            Earned   Fee
-------                                                           -------- -----
Jennison Associates LLC.......................................... $205,937 0.30%
Goldman Sachs Asset Management...................................  100,424 0.30%
                                                                  -------- -----
                                                                  $306,361 0.30%
                                                                  ======== =====

  For the six months ended December 31, 1998, the Small Cap Portfolio paid the following investment advisory fees:

                                                                   Amount
Adviser                                                            Earned   Fee
-------                                                           -------- -----
Frontier Capital Management Co................................... $166,494 0.45%
Geewax, Terker & Co..............................................   94,164 0.30%
                                                                  -------- -----
                                                                  $260,658 0.38%
                                                                  ======== =====

  For the six months ended December 31, 1998, the International Portfolio paid the following investment advisory fees:

                                                                 Amount
Adviser                                                          Earned   Fee
-------                                                         -------- -----
Brinson Partners, Inc.......................................... $438,093 0.40%*

* Tiered fee of 0.40% on first $200 million of assets: 0.35% on the next $100 million of assets; and 0.30% on assets over $300 million.

  For the six months ended December 31, 1998, the Limited Duration Portfolio paid the following investment advisory fees:

                                                                   Amount
Adviser                                                            Earned   Fee
-------                                                            ------- -----
Morgan Grenfell Capital Mgmt., Inc................................ $46,709 0.20%

  For the six months ended December 31, 1998, the Fixed Income Portfolio paid the following investment advisory fees:

                                                                  Amount
Adviser                                                           Earned   Fee
-------                                                          -------- ------
Morgan Grenfell Capital Mgmt., Inc.............................. $125,883 0.275%

  For the six months ended December 31, 1998, the Intermediate Municipal Portfolio paid the following investment advisory fees:

                                                                  Amount
Adviser                                                           Earned   Fee
-------                                                           ------- ------
Morgan Grenfell Capital Mgmt., Inc............................... $65,282 0.275%

  The Trust has conditionally approved an amendment to the Portfolio Management Contract between Goldman Sachs Asset Management ("GSAM") and The Trust relating to the Growth Portfolio. Under the amendment

THE HIRTLE CALLAGHAN TRUST
Notes to Financial Statements (continued) -- December 31, 1998 (Unaudited)

("Performance Fee Amendment"), GSAM would be compensated based, in part, on the investment results achieved by it. Implementation of the Performance Fee Amendment, however, is subject to receipt of certain assurances from the staff of the SEC that such implementation will not be viewed by the SEC staff as inconsistent with the requirements of the Investment Advisers Act. There can be no assurance that such relief will be granted by the SEC. If the Performance Fee Amendment is implemented, it could, under certain circumstances, increase or decrease the fee paid to GSAM, when compared to the current fixed fee arrangement and could result in the payment of incentive compensation during periods of declining markets.

  Pursuant to a consulting agreement between the Trust and Hirtle Callaghan & Company, Inc. ("HCCI"), HCCI is paid a fee calculated and accrued daily and paid monthly at annual rates of 0.05% of average net assets per Portfolio. HCCI makes its officers available to serve as officers and/or Trustees of the Trust, provides office space sufficient for the Trust's principal office, and monitors the performance of various investment management organizations, including the Investment Managers. HCCI does not have investment discretion with respect to Trust assets but is an investment adviser to the Trust for purposes of the 1940 Act.

  BISYS Fund Services ("BISYS") is responsible for providing the Portfolios with administrative, fund accounting, dividend and capital gains disbursing agent and transfer agency services. Effective October 1, 1998, the Administration, Fund Accounting and Transfer Agency Agreements were amended to provide that BISYS would receive as compensation for administration, fund accounting and transfer agency services an all inclusive fee ("Omnibus Fee") of 0.115% of the Portfolio's average net assets attributable to the Value, Growth, Small Cap and International Portfolios and 0.095% of the Portfolio's average net assets attributable to the Limited Duration, Intermediate Municipal and Fixed Income Portfolios. The Omnibus fee is accrued daily and payable on a monthly basis.

  For the period July 1, 1998 through September 30, 1998, Administration, Fund Accounting and Transfer Agency services were provided to the Trust by BISYS under the terms of an Amended Administration Agreement ("Omnibus Agreement") between BISYS and the Trust. Pursuant to the Omnibus Agreement, BISYS received from the Trust an annual fee, accrued daily and payable monthly, of 0.10% of the average net assets of the Value, Growth, Small Cap and International Portfolios and 0.08% of the average net assets of the Limited Duration, Intermediate Municipal and Fixed Income Portfolios plus reimbursement of certain out-of-pocket expenses. During the period July 1, 1998 through December 31, 1998, BISYS agreed to voluntarily waive fees in the Intermediate Municipal Portfolio in the amount of $33,984 , of which $20,275 were out-of-pocket expenses.

  4. PURCHASE AND SALE TRANSACTIONS. The aggregate amount of purchases and sales of investment securities, other than short-term securities, for the six months ended December 31, 1998, were as follows:

                                                        Purchases      Sales
                                                       ------------ -----------
        Value......................................... $ 68,024,179 $68,451,362
        Growth........................................   72,519,747  77,749,869
        Small Cap.....................................   90,714,139  87,022,521
        International.................................   79,253,459  70,667,053
        Limited Duration..............................   40,228,447  29,187,195
        Fixed Income..................................  143,303,072  54,889,404
        Intermediate Municipal........................   65,151,203   6,550,238

THE HIRTLE CALLAGHAN TRUST
Notes to Financial Statements (continued) -- December 31, 1998 (Unaudited)

  5. SHARES OF BENEFICIAL INTEREST. The Trust is authorized to issue unlimited shares of beneficial interest with a par value of $0.001 each. Transactions in shares of the Portfolios for the six months ended December 31, 1998, were as follows:

                                                                             Limited      Fixed     Intermediate
                            Value       Growth    Small Cap   International  Duration    Income    Term Municipal
                          ----------  ----------  ----------  ------------- ----------  ---------  --------------
Beginning balance.......  11,397,618  14,167,790  11,464,044   18,099,305    4,618,693         --           --
                          ----------  ----------  ----------   ----------   ----------  ---------    ---------
Shares issued...........   1,635,552   1,172,792   4,665,651    1,376,561    4,263,849  9,263,057    6,845,618
Shares issued in
 reinvestment of
 dividends and
 distributions..........   1,228,708     968,521   1,136,828      471,774       71,166    278,273       85,090
Shares redeemed.........  (1,294,598) (1,419,032) (3,792,575)    (949,471)  (3,416,812)  (254,754)    (802,870)
                          ----------  ----------  ----------   ----------   ----------  ---------    ---------
Net increase in shares..   1,569,662     722,281   2,009,904      898,864      918,203  9,286,576    6,127,838
                          ----------  ----------  ----------   ----------   ----------  ---------    ---------
Ending balance..........  12,967,280  14,890,071  13,473,948   18,998,169    5,536,896  9,286,576    6,127,838
                          ==========  ==========  ==========   ==========   ==========  =========    =========

  Transactions in shares of the Portfolios for the year ended June 30, 1998, were as follows:

                                                                             Limited
                            Value       Growth    Small Cap   International  Duration
                          ----------  ----------  ----------  ------------- ----------
Beginning balance.......   8,125,355  11,771,630   8,760,246   11,375,857    4,081,395
                          ----------  ----------  ----------   ----------   ----------
Shares issued...........   5,260,584   4,185,101   3,879,786    8,295,351    7,707,605
Shares issued in
 reinvestment of
 dividends and
 distributions..........   1,198,241   2,490,784     938,615      876,795      177,992
Shares redeemed.........  (3,186,562) (4,279,725) (2,114,603)  (2,448,698)  (7,348,299)
                          ----------  ----------  ----------   ----------   ----------
Net increase in shares..   3,272,263   2,396,160   2,703,798    6,723,448      537,298
                          ----------  ----------  ----------   ----------   ----------
Ending balance..........  11,397,618  14,167,790  11,464,044   18,099,305    4,618,693
                          ==========  ==========  ==========   ==========   ==========

  6. DERIVATIVE INSTRUMENTS. The International Portfolio may invest in various financial instruments including positions in forward currency contracts, currency swaps and purchased foreign currency options. The Portfolio enters into such contracts for the purpose of hedging exposure to changes in foreign currency exchange rates on its holdings.

  A forward currency contract ("forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. When the forward is closed, the Fund records a realized gain or loss equal to the fluctuation in value during the period the forward was open. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

  Forward foreign exchange contracts may involve market or credit risk in excess of the amounts reflected on the Fund's statement of assets and liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such contracts is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward contracts held at December 31, 1998 are recorded for financial reporting purposes as unrealized gains and losses by the Fund.

THE HIRTLE CALLAGHAN TRUST
Notes to Financial Statements (continued) -- December 31, 1998 (Unaudited)

  The Funds may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by the Fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized.

  The use of futures contracts involves, to varying degrees, elements of market risk. Risks arise from the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, the Fund's activities in futures contracts are conducted through regulated exchanges which minimize counterparty credit risks.

  7. FEDERAL INCOME TAXES. It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

THE HIRTLE CALLAGHAN TRUST
Financial Highlights
For a share outstanding throughout each period (Unaudited)

                                   Value Equity Portfolio                           Growth Equity Portfolio
                           --------------------------------------------     -------------------------------------------
                            Six Months       Year      Year     Period       Six Months      Year      Year     Period
                              Ended         Ended     Ended     Ended          Ended        Ended     Ended     Ended
                           December 31,    June 30,  June 30,  June 30,     December 31,   June 30,  June 30,  June 30,
                               1998          1998      1997    1996(a)          1998         1998      1997    1996(b)
                           ------------    --------  --------  --------     ------------   --------  --------  --------
Net Asset Value,
 Beginning of Period.....    $  15.49      $  14.41  $  11.48  $ 10.00        $  15.25     $  13.67  $  11.13  $  10.00
                             --------      --------  --------  -------        --------     --------  --------  --------
Income from Investment
 Operations:
 Net investment income...        0.10          0.24      0.23     0.22            0.02         0.04      0.06      0.04
 Net realized and
  unrealized gain/(loss)
  on investments, futures
  and foreign currency
  transactions...........       (0.68)         2.87      3.65     1.51            1.41         4.37      2.58      1.13
                             --------      --------  --------  -------        --------     --------  --------  --------
 Total from investment
  operations.............       (0.58)         3.11      3.88     1.73            1.43         4.41      2.64      1.17
                             --------      --------  --------  -------        --------     --------  --------  --------
Distributions to
 Shareholders from:
 Net investment income...       (0.05)        (0.25)    (0.21)   (0.22)          (0.01)       (0.04)    (0.05)    (0.04)
 In excess of net
  investment income......          --            --        --       --              --        (0.02)       --        --
 Net realized gain on
  investments, futures
  and foreign currency
  transactions...........       (1.51)        (1.78)    (0.74)   (0.03)          (1.05)       (2.77)    (0.05)       --
                             --------      --------  --------  -------        --------     --------  --------  --------
 Total distribution to
  shareholders...........       (1.56)        (2.03)    (0.95)   (0.25)          (1.06)       (2.83)    (0.10)    (0.04)
                             --------      --------  --------  -------        --------     --------  --------  --------
Net Asset Value, End of
 Period..................    $  13.35      $  15.49  $  14.41  $ 11.48        $  15.62     $  15.25  $  13.67  $  11.13
                             ========      ========  ========  =======        ========     ========  ========  ========
Total Return.............       (3.07%)(d)    23.42%    35.28%   17.28%(d)       10.16%(d)    37.00%    23.83%    11.69%(d)
Ratios to Average Net
 Assets/Supplemental
 Data:
 Net assets, end of
  period (in thousands)..    $173,073      $176,587  $117,092  $71,503        $232,635     $216,129  $160,961  $110,537
 Ratio of expenses to
  average net assets.....        0.57%(c)      0.52%     0.63%    0.63%(c)        0.54%(c)     0.53%     0.55%     0.63%(c)
 Ratio of net investment
  income to average net
  assets.................        1.60%(c)      1.69%     1.89%    2.55%(c)        0.22%(c)     0.33%     0.49%     0.46%(c)
 Ratio of expenses to
  average net assets*....        0.57%(c)      0.52%     0.65%    0.68%(c)        0.54%(c)     0.53%     0.55%     0.68%(c)
 Portfolio turnover
  rate...................       42.40%(d)     86.45%    97.39%   92.00%(d)       36.17%(d)    95.07%    80.47%    80.00%(d)

--------
 * During the period, certain fees were voluntarily reduced and/or waived. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) For the period August 25, 1995 (commencement of operations) through June 30, 1996.
(b) For the period August 8, 1995 (commencement of operations) through June 30, 1996.
(c) Annualized.
(d) Not annualized.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Financial Highlights
For a share outstanding throughout each period (Unaudited)

                            Small Capitalization Equity Portfolio               International Equity Portfolio
                           --------------------------------------------     -------------------------------------------
                            Six Months       Year      Year     Period       Six Months      Year      Year     Period
                              Ended         Ended     Ended     Ended          Ended        Ended     Ended     Ended
                           December 31,    June 30,  June 30,  June 30,     December 31,   June 30,  June 30,  June 30,
                               1998          1998      1997    1996(a)          1998         1998      1997    1996(b)
                           ------------    --------  --------  --------     ------------   --------  --------  --------
Net Asset Value,
 Beginning
 of Period...............    $  13.13      $  12.95  $  11.07  $ 10.00        $  12.70     $  12.84  $  11.26  $ 10.00
                             --------      --------  --------  -------        --------     --------  --------  -------
Income from Investment
Operations:
 Net investment income...        0.03          0.06      0.07     0.10            0.04         0.16      0.22     0.16
 Net realized and
  unrealized gain/(loss)
  on investments, futures
  and foreign currency
  transactions...........       (0.74)         1.54      2.11     1.07            0.19         0.49      1.92     1.35
                             --------      --------  --------  -------        --------     --------  --------  -------
 Total from investment
  operations.............       (0.71)         1.60      2.18     1.17            0.23         0.65      2.14     1.51
                             --------      --------  --------  -------        --------     --------  --------  -------
Distributions to
Shareholders from:
 Net investment income...       (0.01)        (0.06)    (0.07)   (0.10)          (0.08)       (0.47)    (0.22)   (0.24)
 In excess of net
  investment income......          --            --        --       --              --           --     (0.04)      --
 Net realized gain on
  investments, futures
  and foreign currency
  transactions...........       (1.15)        (1.36)    (0.23)      --           (0.27)       (0.32)    (0.30)   (0.01)
                             --------      --------  --------  -------        --------     --------  --------  -------
 Total distribution to
  shareholders...........       (1.16)        (1.42)    (0.30)   (0.10)          (0.35)       (0.79)    (0.56)   (0.25)
                             --------      --------  --------  -------        --------     --------  --------  -------
Net Asset Value, End of
Period...................    $  11.26      $  13.13  $  12.95  $ 11.07        $  12.58     $  12.70  $  12.84  $ 11.26
                             ========      ========  ========  =======        ========     ========  ========  =======
Total Return.............       (4.60%)(d)    12.66%    19.88%   11.82%(d)        1.97%(d)     5.91%    19.61%   15.15%(d)
Ratios to Average Net
 Assets/Supplemental
 Data:
 Net assets, end of
  period (in thousands)..    $151,653      $150,527  $113,480  $61,503        $238,960     $229,875  $146,122  $77,732
 Ratio of expenses to
  average net assets.....        0.63%(c)      0.70%     0.78%    0.78%(c)        0.71%(c)     0.70%     0.78%    0.81%(c)
 Ratio of net investment
  income to average net
  assets.................        0.50%(c)      0.41%     0.68%    1.33%(c)        0.75%(c)     2.00%     1.97%    1.75%(c)
 Ratio of expenses to
  average net assets*....        0.63%(c)      0.70%     0.78%    0.90%(c)        0.71%(c)     0.71%     0.78%    0.92%(c)
 Portfolio turnover
 rate....................       65.38%(d)    103.41%    54.16%   38.00%(d)       33.27%(d)    36.80%    29.85%   15.00%(d)

--------
 * During the period, certain fees were voluntarily reduced and/or waived. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) For the period September 5, 1995 (commencement of operations) through June 30, 1996.
(b) For the period August 17, 1995 (commencement of operations) through June 30, 1996.
(c) Annualized.
(d) Not annualized.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Financial Highlights
For a share outstanding throughout each period (Unaudited)

                                                                                          Intermediate
                                                                             Fixed            Term
                                     Limited Duration                        Income      Municipal Bond
                                 Municipal Bond Portfolio                  Portfolio       Portfolio
                          -------------------------------------------     ------------   --------------
                           Six Months      Year      Year     Period       Six Months      Six Months
                             Ended        Ended     Ended     Ended          Ended           Ended
                          December 31,   June 30,  June 30,  June 30,     December 31,    December 31,
                              1998         1998      1997    1996(a)        1998(b)         1998(b)
                          ------------   --------  --------  --------     ------------   --------------
Net Asset Value,
 Beginning of Period....    $ 10.11      $ 10.04   $ 10.00   $ 10.00        $ 10.00         $ 10.00
                            -------      -------   -------   -------        -------         -------
Income from Investment
 Operations:
 Net investment income..       0.23         0.47      0.48      0.35           0.29            0.23
 Net realized and
  unrealized gain/(loss)
  on investments........      (0.01)        0.07      0.04      0.01           0.17            0.05
                            -------      -------   -------   -------        -------         -------
 Total from investment
  operations............       0.22         0.54      0.52      0.36           0.46            0.28
                            -------      -------   -------   -------        -------         -------
Distributions to
 Shareholders from:
 Net investment income..      (0.23)       (0.47)    (0.48)    (0.36)         (0.29)          (0.23)
 Net realized gain on
  investments...........         --           --        --        --          (0.08)             --
                            -------      -------   -------   -------        -------         -------
 Total distributions to
  shareholders..........      (0.23)       (0.47)    (0.48)    (0.36)         (0.37)         (0.23)
                            -------      -------   -------   -------        -------         -------
Net Asset Value, End of
 Period.................    $ 10.10      $ 10.11   $ 10.04   $ 10.00        $ 10.09         $ 10.05
                            =======      =======   =======   =======        =======         =======
Total Return............       2.23%(d)     5.48%     5.34%     3.60%(d)       4.56%(d)        2.83%(d)
Ratios to Average Net
 Assets/Supplemental
 Data:
 Net assets, end of
  period (in
  thousands)............    $55,913      $46,677   $40,963   $29,485        $93,695         $61,579
 Ratio of expenses to
  average net assets....       0.49%(c)     0.47%     0.52%     0.53%(c)       0.52%(c)        0.50%(c)
 Ratio of net investment
  income to average net
  assets................       4.57%(c)     4.65%     4.78%     4.78%(c)       5.67%(c)        4.64%(c)
 Ratio of expenses to
  average net assets*...       0.49%(c)     0.51%     0.68%     0.81%(c)       0.52%(c)        0.65%(c)
 Portfolio turnover
  rate..................      67.02%(d)    42.50%    44.57%   116.00%(d)      62.37%(d)       13.68%(d)

--------
 * During the period, certain fees were voluntarily reduced and/or waived. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) For the period October 10, 1995 (commencement of operations) through June 30, 1996.
(b) For the period July 1, 1998 (commencement of operations) through December 31, 1998.
(c) Annualized.
(d) Not annualized.

See accompanying notes to financial statements.

                           THE HIRTLE CALLAGHAN TRUST

Trustees

DONALD E. CALLAGHAN*

JONATHAN J. HIRTLE*

ROSS H. GOODMAN

JARRETT B. KLING

DAVID M. SPUNGEN*

RICHARD W. WORTHAM

* "Interested Person" as that term is defined in the Investment Company Act of 1940.

--------------------------------------------------------------------------------

Sponsor                              Counsel
                                     Drinker Biddle & Reath LLP
Hirtle Callaghan & Co., Inc.         Philadelphia National Bank Building
575 East Swedesford Road             1345 Chestnut Street
Wayne, Pennsylvania 19087            Philadelphia, Pennsylvania 19107


Administrator and Distributor        Independent Accountants
BISYS Fund Services
3435 Stelzer Road                    PricewaterhouseCoopers LLP
Columbus, Ohio 43219                 2400 Eleven Penn Center

                                     Philadelphia, Pennsylvania 19103
Custodian
Bankers Trust Company
14 Wall Street
New York, New York 10005

This report is for the information of the shareholders of The Hirtle Callaghan Trust. Its use in connection with any offering of the Trust's shares is authorized only in case of a concurrent or prior delivery of the Trust's current prospectus.


2/99